NYLIAC Variable Annuity Separate Account-III

Financial Statements

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities

As of December 31, 2023

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP American Century Sustainable Equity— Service Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Bond— Service Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP Candriam Emerging Markets Equity— Service Class
ASSETS:
Investment at net asset value	$34,769,056	$65,565,499	$119,621,198	$21,145,964	$97,670,952	$6,523,642	$23,829,123
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(25,055)	(15,068)	(16,854)	(21,869)	(64,588)	(4,957)	(8,965)
Net receivable from (payable to) the Fund for shares sold or purchased	26,428	17,629	21,161	22,702	68,102	5,211	9,914
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,241	2,404	4,171	754	3,432	227	878
Administrative charges	132	157	136	79	82	27	71

Total net assets	$34,769,056	$65,565,499	$119,621,198	$21,145,964	$97,670,952	$6,523,642	$23,829,123

Total shares outstanding	3,888,982	7,367,158	9,072,797	1,709,815	7,990,097	937,884	3,414,404

Net asset value per share (NAV)	$8.94	$8.90	$13.18	$12.37	$12.22	$6.96	$6.98

Total units outstanding	1,269,330	2,822,045	7,273,087	1,043,069	9,385,820	800,706	2,965,851

Variable accumulation unit value (lowest to highest)	$26.08 to $27.51	$11.46 to $26.86	$10.42 to $24.71	$13.90 to $21.97	$9.40 to $13.27	$7.74 to $8.17	$7.51 to $12.02

Identified cost of investment	$40,406,769	$74,957,484	$125,918,070	$24,471,730	$112,378,253	$7,659,552	$28,092,589

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Epoch U.S. Equity Yield— Service Class	MainStay VP Equity Allocation— Service Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class
ASSETS:
Investment at net asset value	$8,936,502	$174,184,506	$82,187,942	$153,097,219	$138,823,787	$801,452	$253,901,644
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	93	(9,557)	(34,795)	29,162	(46,260)	—	(35,495)
Net receivable from (payable to) the Fund for shares sold or purchased	203	16,102	38,029	(23,411)	51,516	33	45,001
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	292	6,327	2,919	5,437	5,052	30	9,037
Administrative charges	4	218	315	314	204	3	469

Total net assets	$8,936,502	$174,184,506	$82,187,942	$153,097,219	$138,823,787	$801,452	$253,901,644

Total shares outstanding	1,283,482	17,740,078	4,957,412	9,397,253	15,050,607	74,772	23,794,951

Net asset value per share (NAV)	$6.96	$9.82	$16.58	$16.29	$9.22	$10.72	$10.67

Total units outstanding	1,083,677	11,793,965	2,573,811	6,462,346	7,210,179	39,183	14,767,809

Variable accumulation unit value (lowest to highest)	$6.58 to $9.91	$10.39 to $18.58	$28.66 to $38.86	$10.73 to $34.50	$10.82 to $29.69	$19.60 to $20.68	$10.05 to $20.19

Identified cost of investment	$8,818,699	$192,395,758	$72,641,482	$140,660,218	$154,044,618	$829,276	$274,950,024

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Income Builder— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP Janus Henderson Balanced— Service Class
ASSETS:
Investment at net asset value	$217,898,941	$260,682,257	$38,283,914	$127,353,571	$43,176,611	$128,156,024	$447,273,794
Dividends due and accrued	(2)	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(252,232)	(51,529)	21,825	388,273	(11,006)	(34,090)	430,418
Net receivable from (payable to) the Fund for shares sold or purchased	259,760	61,522	(20,338)	(383,697)	12,605	39,085	(415,039)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	7,364	9,555	1,330	4,495	1,585	4,465	15,116
Administrative charges	162	438	157	81	14	530	263

Total net assets	$217,898,941	$260,682,257	$38,283,914	$127,353,571	$43,176,611	$128,156,024	$447,273,794

Total shares outstanding	25,358,907	27,073,463	2,627,603	8,836,757	5,125,794	9,048,139	31,861,420

Net asset value per share (NAV)	$8.59	$9.63	$14.57	$14.41	$8.42	$14.16	$14.04

Total units outstanding	17,025,266	13,531,662	1,042,291	8,852,119	4,792,245	5,516,306	28,130,472

Variable accumulation unit value (lowest to highest)	$10.84 to $15.11	$10.78 to $25.79	$17.40 to $41.06	$10.33 to $24.68	$7.81 to $10.66	$22.08 to $23.43	$10.76 to $22.74

Identified cost of investment	$218,254,123	$283,198,544	$41,539,959	$138,160,195	$43,523,336	$115,324,601	$446,901,392

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Convertible— Service Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Government— Service Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Service Class	MainStay VP MacKay Strategic Bond— Service Class
ASSETS:
Investment at net asset value	$54,137,719	$285,937,007	$13,945,275	$51,087,057	$94,586,638	$646,576,523	$135,590,047
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(44,860)	(50,098)	(12,463)	(5,953)	(90,913)	(186,745)	(27,788)
Net receivable from (payable to) the Fund for shares sold or purchased	46,986	60,139	13,014	7,814	94,608	210,263	32,688
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,912	9,823	500	1,810	3,328	23,029	4,852
Administrative charges	215	218	51	51	366	489	48

Total net assets	$54,137,718	$285,937,007	$13,945,275	$51,087,057	$94,586,639	$646,576,523	$135,590,047

Total shares outstanding	3,647,578	19,508,297	1,441,894	5,327,229	10,422,655	72,567,511	14,245,495

Net asset value per share (NAV)	$14.84	$14.66	$9.67	$9.59	$9.08	$8.91	$9.52

Total units outstanding	1,022,172	14,490,536	809,945	5,246,536	2,050,189	42,045,732	11,798,324

Variable accumulation unit value (lowest to highest)	$31.53 to $60.64	$10.05 to $37.73	$11.88 to $18.74	$8.88 to $11.45	$30.64 to $51.17	$10.70 to $27.19	$10.52 to $12.53

Identified cost of investment	$50,642,362	$293,287,799	$15,638,055	$56,589,604	$100,081,573	$680,175,863	$138,910,699

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP PineStone International Equity— Initial Class	MainStay VP PineStone International Equity— Service Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP S&P 500 Index— Service Class
ASSETS:
Investment at net asset value	$260,193,432	$103,288,834	$86,924,885	$12,443,085	$65,938,221	$179,048,744	$667,452,355
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	3,148	(14,771)	(65,085)	(8,556)	(86,664)	(26,354)	176,747
Net receivable from (payable to) the Fund for shares sold or purchased	6,737	18,623	68,114	9,045	89,138	33,324	(153,476)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	9,492	3,631	2,988	441	2,352	6,236	22,762
Administrative charges	393	221	41	48	122	734	509

Total net assets	$260,193,432	$103,288,834	$86,924,885	$12,443,085	$65,938,221	$179,048,744	$667,452,355

Total shares outstanding	27,430,361	8,628,038	11,212,497	1,159,870	6,261,880	2,097,542	7,900,883

Net asset value per share (NAV)	$9.49	$11.97	$7.75	$10.73	$10.53	$85.36	$84.48

Total units outstanding	15,521,848	8,462,828	8,440,082	425,790	4,000,726	2,205,543	30,407,513

Variable accumulation unit value (lowest to highest)	$10.57 to $21.73	$10.39 to $17.88	$9.50 to $10.74	$19.52 to $33.17	$9.37 to $23.70	$33.87 to $95.55	$11.47 to $49.32

Identified cost of investment	$284,900,430	$77,035,136	$98,518,648	$15,943,560	$82,810,549	$94,518,145	$534,027,344

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP Small Cap Growth— Initial Class	MainStay VP Small Cap Growth— Service Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Growth— Service Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Mid Cap— Service Class
ASSETS:
Investment at net asset value	$31,971,215	$38,662,125	$190,678,338	$75,261,188	$19,161,144	$30,359,352	$136,343,490
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(3,635)	(12,806)	(2,063,479)	(33,530)	92	(39,476)	(18,017)
Net receivable from (payable to) the Fund for shares sold or purchased	4,916	14,161	2,070,475	36,446	687	40,681	23,172
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,158	1,293	6,847	2,591	722	1,087	4,936
Administrative charges	123	62	149	325	57	118	219

Total net assets	$31,971,215	$38,662,125	$190,678,338	$75,261,188	$19,161,144	$30,359,352	$136,343,490

Total shares outstanding	2,966,120	3,792,449	190,659,271	3,078,860	810,196	3,602,629	16,868,975

Net asset value per share (NAV)	$10.78	$10.19	$1.00	$24.44	$23.65	$8.43	$8.08

Total units outstanding	1,403,784	2,142,371	58,351,248	1,444,935	562,769	725,807	6,269,382

Variable accumulation unit value (lowest to highest)	$21.71 to $23.04	$10.40 to $23.73	$0.87 to $10.56	$18.64 to $56.59	$11.54 to $37.36	$41.73 to $45.98	$10.37 to $43.79

Identified cost of investment	$35,597,949	$45,563,850	$190,678,349	$78,494,716	$20,449,630	$35,847,324	$158,716,636

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington Small Cap— Service Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Wellington U.S. Equity— Service Class	MainStay VP Winslow Large Cap Growth— Initial Class	MainStay VP Winslow Large Cap Growth— Service Class	AB VPS Relative Value Portfolio— Class B
ASSETS:
Investment at net asset value	$15,405,887	$70,897,368	$68,824,873	$69,531,599	$47,003,032	$285,878,446	$10,913,356
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(19,647)	20,008	(32,789)	(10,515)	(25,817)	172,139	74,976
Net receivable from (payable to) the Fund for shares sold or purchased	20,261	(17,299)	35,464	13,056	27,661	(161,897)	(74,743)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	554	2,561	2,389	2,448	1,657	10,024	230
Administrative charges	60	148	286	93	187	218	3

Total net assets	$15,405,887	$70,897,368	$68,824,873	$69,531,599	$47,003,032	$285,878,446	$10,913,356

Total shares outstanding	1,775,854	8,271,291	2,616,706	2,695,243	1,800,593	12,262,514	379,199

Net asset value per share (NAV)	$8.68	$8.57	$26.30	$25.80	$26.10	$23.31	$28.78

Total units outstanding	1,370,588	5,170,776	933,339	2,800,264	800,148	9,685,022	980,038

Variable accumulation unit value (lowest to highest)	$11.03 to $11.26	$10.16 to $14.25	$28.94 to $85.73	$11.22 to $45.72	$31.06 to $67.65	$12.41 to $57.84	$10.96 to $11.23

Identified cost of investment	$16,696,396	$75,661,551	$65,145,829	$67,021,080	$43,210,421	$280,239,187	$10,649,119

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS The Bond Fund of America®— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors FundSM— Class 4	BlackRock® Global Allocation V.I. Fund— Class III
ASSETS:
Investment at net asset value	$148,130,940	$6,919,632	$15,847,579	$183,667,924	$50,463,450	$134,227,988	$119,441,315
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	37,129	7,403	(31,296)	293,018	11,885	119,101	(75,820)
Net receivable from (payable to) the Fund for shares sold or purchased	(32,107)	(7,230)	31,827	(286,904)	(10,161)	(114,802)	79,980
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,975	173	527	6,081	1,709	4,276	4,110
Administrative charges	47	—	4	33	15	23	50

Total net assets	$148,130,940	$6,919,632	$15,847,579	$183,667,924	$50,463,450	$134,227,988	$119,441,315

Total shares outstanding	6,346,656	740,068	907,651	1,919,205	2,022,583	9,546,799	9,166,640

Net asset value per share (NAV)	$23.34	$9.35	$17.46	$95.70	$24.95	$14.06	$13.03

Total units outstanding	11,423,560	696,972	1,106,335	12,193,150	3,494,888	9,454,682	9,179,901

Variable accumulation unit value (lowest to highest)	$10.78 to $13.73	$9.79 to $10.03	$10.31 to $15.63	$11.60 to $21.99	$10.74 to $15.89	$11.31 to $16.06	$10.14 to $15.96

Identified cost of investment	$154,696,855	$6,881,115	$18,792,430	$171,724,605	$49,585,168	$125,665,074	$129,524,453

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon IP Technology Growth Portfolio— Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2
ASSETS:
Investment at net asset value	$96,304,790	$20,724,507	$176,934,125	$1,585,530	$22,228,927	$1,138,054	$34,686,063
Dividends due and accrued	492,900	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	117,558	(16,302)	(119,534)	—	5,419	(492)	(11,107)
Net receivable from (payable to) the Fund for shares sold or purchased	(607,249)	17,135	125,821	44	(4,686)	535	12,342
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3,190	758	6,135	44	727	42	1,229
Administrative charges	19	75	152	—	6	1	6

Total net assets	$96,304,790	$20,724,507	$176,934,125	$1,585,530	$22,228,927	$1,138,054	$34,686,063

Total shares outstanding	14,007,586	739,897	7,029,564	35,977	385,718	310,096	4,418,607

Net asset value per share (NAV)	$6.84	$28.01	$25.17	$44.07	$57.63	$3.67	$7.85

Total units outstanding	7,547,080	419,058	6,141,447	141,219	1,244,038	104,602	3,298,700

Variable accumulation unit value (lowest to highest)	$10.74 to $13.31	$47.56 to $72.12	$11.87 to $62.36	$11.11 to $11.35	$11.39 to $19.29	$8.19 to $12.72	$10.14 to $10.69

Identified cost of investment	$99,004,905	$19,474,893	$167,043,845	$1,457,978	$19,530,624	$1,383,318	$39,598,101

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Columbia Variable Portfolio— Intermediate Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$1,297,548	$44,476,613	$16,582,143	$63,499,954	$51,075,405	$124,479,062	$383,128,583
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(2,924)	(76,829)	(6,638)	1,658	124,646	(51,981)	93,856
Net receivable from (payable to) the Fund for shares sold or purchased	2,947	78,421	7,168	527	(122,876)	56,840	(79,788)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	23	1,529	524	2,176	1,761	4,350	13,613
Administrative charges	—	63	6	9	9	509	455

Total net assets	$1,297,548	$44,476,613	$16,582,143	$63,499,954	$51,075,405	$124,479,062	$383,128,583

Total shares outstanding	151,760	3,472,023	434,770	4,992,135	5,303,780	2,559,718	8,181,264

Net asset value per share (NAV)	$8.55	$12.81	$38.14	$12.72	$9.63	$48.63	$46.83

Total units outstanding	132,145	1,948,869	1,341,342	5,502,899	5,921,737	1,383,140	13,656,248

Variable accumulation unit value (lowest to highest)	$9.66 to $9.87	$11.70 to $36.89	$10.32 to $12.86	$9.72 to $11.83	$8.44 to $10.08	$49.02 to $101.02	$11.85 to $60.96

Identified cost of investment	$1,252,719	$44,971,839	$16,671,737	$63,912,171	$56,904,718	$93,758,519	$323,541,826

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2	Fidelity® VIP FundsManager® 60% Portfolio— Investor Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Government Money Market Portfolio— Investor Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$15,528,653	$41,546,198	$159,508,687	$934,862,317	$41,956,882	$—	$240,798,795
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,451	(4,402)	148,298	(528,077)	22,822	—	86,287
Net receivable from (payable to) the Fund for shares sold or purchased	(954)	6,026	(142,767)	576,870	(21,419)	—	(78,162)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	491	1,458	5,361	30,818	1,397	—	8,014
Administrative charges	6	166	170	17,975	6	—	111

Total net assets	$15,528,653	$41,546,198	$159,508,687	$934,862,317	$41,956,882	$—	$240,798,795

Total shares outstanding	1,467,737	1,671,879	6,671,212	96,377,558	4,325,452	—	4,152,419

Net asset value per share (NAV)	$10.58	$24.85	$23.91	$9.70	$9.70	$—	$57.99

Total units outstanding	1,413,773	878,089	7,866,498	74,990,882	3,454,995	—	8,557,111

Variable accumulation unit value (lowest to highest)	$10.24 to $11.18	$31.20 to $52.02	$10.80 to $35.48	$12.47 to $12.88	$10.69 to $12.89	$—	$11.80 to $37.48

Identified cost of investment	$16,395,595	$37,324,531	$152,488,855	$974,888,196	$43,615,354	$—	$240,759,361

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II	Franklin Templeton Moderate Model Portfolio— Class II
ASSETS:
Investment at net asset value	$64,087,037	$24,975,190	$5,275,044	$124,192,868	$136,860,677	$66,297,804	$475,409,695
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	40,586	(678)	35,697	(48,422)	62,119	3,888	1,560,496
Net receivable from (payable to) the Fund for shares sold or purchased	(38,488)	1,381	(35,578)	52,971	(57,831)	(1,611)	(1,546,031)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,073	701	118	4,317	4,276	2,259	14,433
Administrative charges	25	2	1	232	12	18	32

Total net assets	$64,087,037	$24,975,190	$5,275,044	$124,192,868	$136,860,677	$66,297,804	$475,409,695

Total shares outstanding	1,887,133	2,365,075	487,527	3,580,077	10,274,826	6,891,664	41,448,099

Net asset value per share (NAV)	$33.96	$10.56	$10.82	$34.69	$13.32	$9.62	$11.47

Total units outstanding	4,686,064	2,248,845	524,178	4,874,713	10,321,743	6,468,561	40,261,912

Variable accumulation unit value (lowest to highest)	$10.71 to $14.25	$10.59 to $11.72	$9.91 to $10.15	$10.97 to $52.24	$10.93 to $14.59	$9.61 to $10.39	$10.52 to $12.26

Identified cost of investment	$65,530,227	$24,252,924	$5,203,740	$120,655,267	$132,341,572	$68,761,402	$478,618,203

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Service Shares
ASSETS:
Investment at net asset value	$381,823,728	$161,818,589	$30,547,982	$16,952,119	$50,525,302	$46,439,348	$42,284,494
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	278,249	17,709	10,455	41,184	42,791	(16,310)	127,026
Net receivable from (payable to) the Fund for shares sold or purchased	(266,354)	(12,446)	(9,376)	(40,666)	(41,196)	18,108	(125,554)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	11,864	5,245	1,070	508	1,577	1,597	1,414
Administrative charges	31	18	9	10	18	201	58

Total net assets	$381,823,728	$161,818,589	$30,547,982	$16,952,119	$50,525,302	$46,439,348	$42,284,494

Total shares outstanding	30,992,186	15,052,892	912,697	644,567	738,998	760,055	716,443

Net asset value per share (NAV)	$12.32	$10.75	$33.47	$26.30	$68.37	$61.10	$59.02

Total units outstanding	30,589,265	14,386,246	2,368,197	1,074,667	3,169,758	1,133,719	1,926,041

Variable accumulation unit value (lowest to highest)	$10.74 to $13.21	$10.26 to $11.51	$11.33 to $13.98	$11.12 to $17.90	$11.20 to $17.48	$16.71 to $44.42	$11.72 to $33.15

Identified cost of investment	$378,872,536	$166,479,970	$30,589,333	$16,368,402	$52,537,136	$33,014,947	$37,688,825

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Investors Trust Series— Service Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research International Portfolio— Service Class	MFS® Research Series— Initial Class	MFS® Research Series— Service Class
ASSETS:
Investment at net asset value	$44,870,183	$7,151,258	$58,816,443	$28,159,234	$1,671,429	$8,089,739	$43,834,574
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(20,494)	1,200	(65,115)	(6,734)	56,059	(10)	(10,442)
Net receivable from (payable to) the Fund for shares sold or purchased	21,934	(919)	67,230	7,599	(56,017)	326	12,010
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,430	253	2,091	852	42	283	1,542
Administrative charges	10	28	24	13	—	33	26

Total net assets	$44,870,183	$7,151,258	$58,816,443	$28,159,234	$1,671,429	$8,089,739	$43,834,574

Total shares outstanding	1,556,371	198,701	1,667,133	2,909,012	100,507	253,042	1,399,571

Net asset value per share (NAV)	$28.83	$35.99	$35.28	$9.68	$16.63	$31.97	$31.32

Total units outstanding	3,285,200	195,325	2,702,921	1,846,254	154,571	193,754	1,850,706

Variable accumulation unit value (lowest to highest)	$10.88 to $14.22	$31.00 to $49.42	$11.05 to $44.91	$10.82 to $17.58	$10.69 to $10.92	$28.39 to $47.27	$11.42 to $51.67

Identified cost of investment	$46,079,502	$6,216,229	$53,959,091	$27,588,896	$1,570,006	$7,404,603	$40,976,223

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$21,448,428	$1,381,081	$79,296,834	$30,160,554	$66,405,336	$41,240,853	$136,907,434
Dividends due and accrued	—	—	—	(23)	(3)	1	(5)
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(3,373)	—	(88,169)	266,434	(30,975)	1,067	97,408
Net receivable from (payable to) the Fund for shares sold or purchased	4,070	57	91,022	(265,567)	33,390	273	(92,670)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	685	53	2,777	836	2,396	1,328	4,706
Administrative charges	12	4	76	8	16	13	27

Total net assets	$21,448,428	$1,381,081	$79,296,834	$30,160,554	$66,405,336	$41,240,853	$136,907,434

Total shares outstanding	1,485,348	51,862	3,459,722	3,031,214	6,755,375	4,295,922	14,913,664

Net asset value per share (NAV)	$14.44	$26.63	$22.92	$9.95	$9.83	$9.60	$9.18

Total units outstanding	2,090,709	32,234	3,604,320	2,788,694	6,227,322	4,238,080	13,767,593

Variable accumulation unit value (lowest to highest)	$8.98 to $11.90	$40.40 to $57.78	$10.35 to $50.98	$10.48 to $10.91	$10.16 to $11.36	$9.33 to $10.25	$9.67 to $10.11

Identified cost of investment	$23,095,877	$1,376,984	$88,836,062	$30,553,160	$71,720,106	$42,258,795	$156,707,319

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2023

Western Asset Core Plus VIT Portfolio— Class II
ASSETS:
Investment at net asset value	$1,528,864
Dividends due and accrued	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	6,073
Net receivable from (payable to) the Fund for shares sold or purchased	(6,038)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	35
Administrative charges	—

Total net assets	$1,528,864

Total shares outstanding	308,239

Net asset value per share (NAV)	$4.96

Total units outstanding	152,733

Variable accumulation unit value (lowest to highest)	$9.88 to $10.09

Identified cost of investment	$1,508,783

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations

For the year ended December 31, 2023

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP American Century Sustainable Equity— Service Class	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Bond— Service Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP Candriam Emerging Markets Equity— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$455,765	$643,575	$1,963,538	$613,804	$2,565,686	$117,569	$346,617
Mortality and expense risk charges	(458,531)	(878,444)	(1,527,351)	(287,238)	(1,272,258)	(87,123)	(333,985)
Administrative charges	(59,602)	(109,401)	(134,050)	(40,970)	(169,370)	(13,600)	(52,227)

Net investment income (loss)	(62,368)	(344,270)	302,137	285,596	1,124,058	16,846	(39,595)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,345,778	18,427,283	27,175,495	4,120,266	18,461,456	1,154,803	4,476,622
Cost of investments sold	(9,751,531)	(21,381,744)	(30,914,061)	(4,909,614)	(21,793,376)	(1,528,979)	(5,484,273)

Net realized gain (loss) on investments	(1,405,753)	(2,954,461)	(3,738,566)	(789,348)	(3,331,920)	(374,176)	(1,007,651)
Realized gain distribution received	11,621,525	21,151,108	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,900,155)	(4,822,776)	9,985,179	1,356,288	5,795,557	738,268	2,351,686

Net gain (loss) on investments	7,315,617	13,373,871	6,246,613	566,940	2,463,637	364,092	1,344,035

Net increase (decrease) in net assets resulting from operations	$7,253,249	$13,029,601	$6,548,750	$852,536	$3,587,695	$380,938	$1,304,440

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP CBRE Global Infrastructure— Service Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Epoch U.S. Equity Yield— Service Class	MainStay VP Equity Allocation— Service Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$136,558	$4,733,086	$2,174,251	$3,700,630	$6,895,488	$14,387	$4,501,875
Mortality and expense risk charges	(107,855)	(2,394,465)	(1,064,176)	(2,013,127)	(1,816,785)	(9,857)	(3,468,661)
Administrative charges	(9,692)	(204,636)	(143,643)	(244,057)	(296,841)	(1,523)	(411,027)

Net investment income (loss)	19,011	2,133,985	966,432	1,443,446	4,781,862	3,007	622,187

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,512,363	46,137,037	12,469,168	38,419,342	29,948,675	38,679	62,526,735
Cost of investments sold	(3,686,669)	(52,497,531)	(11,804,298)	(35,069,860)	(35,337,548)	(37,709)	(62,440,727)

Net realized gain (loss) on investments	(174,306)	(6,360,494)	664,870	3,349,482	(5,388,873)	970	86,008
Realized gain distribution received	—	5,885,727	5,206,457	9,860,417	12,876,453	99,619	36,523,104
Change in unrealized appreciation (depreciation) on investments	372,509	12,623,953	(1,343,443)	(4,831,266)	7,122,245	(117,075)	(46,838,328)

Net gain (loss) on investments	198,203	12,149,186	4,527,884	8,378,633	14,609,825	(16,486)	(10,229,216)

Net increase (decrease) in net assets resulting from operations	$217,214	$14,283,171	$5,494,316	$9,822,079	$19,391,687	$(13,479)	$(9,607,029)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP Floating Rate— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Income Builder— Initial Class	MainStay VP Income Builder— Service Class	MainStay VP IQ Hedge Multi- Strategy— Service Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP Janus Henderson Balanced— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$16,148,553	$9,595,665	$1,288,511	$3,802,590	$1,921,109	$1,781,429	$4,992,257
Mortality and expense risk charges	(2,539,449)	(3,508,096)	(496,912)	(1,605,289)	(596,208)	(1,628,216)	(4,980,427)
Administrative charges	(258,863)	(558,499)	(71,162)	(107,008)	(92,022)	(246,554)	(328,883)

Net investment income (loss)	13,350,241	5,529,070	720,437	2,090,293	1,232,879	(93,341)	(317,053)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	49,595,418	62,841,093	7,040,829	25,173,633	11,499,078	19,607,344	56,425,779
Cost of investments sold	(51,717,647)	(74,254,417)	(8,782,403)	(29,799,704)	(11,500,366)	(14,860,078)	(55,677,507)

Net realized gain (loss) on investments	(2,122,229)	(11,413,324)	(1,741,574)	(4,626,071)	(1,288)	4,747,266	748,272
Realized gain distribution received	—	17,345,135	—	—	—	4,767,625	16,057,242
Change in unrealized appreciation (depreciation) on investments	7,957,190	21,217,398	4,143,724	12,292,879	2,222,906	7,153,326	34,483,385

Net gain (loss) on investments	5,834,961	27,149,209	2,402,150	7,666,808	2,221,618	16,668,217	51,288,899

Net increase (decrease) in net assets resulting from operations	$19,185,202	$32,678,279	$3,122,587	$9,757,101	$3,454,497	$16,574,876	$50,971,846

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Convertible— Service Class	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay Government— Service Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Service Class	MainStay VP MacKay Strategic Bond— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,207,816	$5,245,651	$353,008	$1,114,645	$5,505,931	$35,167,610	$6,386,623
Mortality and expense risk charges	(719,737)	(3,487,157)	(193,995)	(674,655)	(1,271,536)	(8,220,555)	(1,816,035)
Administrative charges	(97,567)	(303,957)	(29,909)	(89,061)	(168,329)	(956,369)	(259,985)

Net investment income (loss)	390,512	1,454,537	129,104	350,929	4,066,066	25,990,686	4,310,603

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,703,655	45,153,913	2,584,632	11,212,509	22,329,902	108,359,996	37,053,909
Cost of investments sold	(8,928,279)	(44,618,105)	(3,051,406)	(12,950,333)	(24,351,591)	(120,543,545)	(39,344,898)

Net realized gain (loss) on investments	775,376	535,808	(466,774)	(1,737,824)	(2,021,689)	(12,183,549)	(2,290,989)
Realized gain distribution received	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	2,723,085	16,667,219	810,730	2,973,371	7,568,003	45,390,221	8,616,230

Net gain (loss) on investments	3,498,461	17,203,027	343,956	1,235,547	5,546,314	33,206,672	6,325,241

Net increase (decrease) in net assets resulting from operations	$3,888,973	$18,657,564	$473,060	$1,586,476	$9,612,380	$59,197,358	$10,635,844

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP Moderate Allocation— Service Class	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Service Class	MainStay VP PineStone International Equity— Initial Class	MainStay VP PineStone International Equity— Service Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP S&P 500 Index— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$7,405,772	$2,310,747	$7,401,399	$—	$—	$2,324,215	$6,927,697
Mortality and expense risk charges	(3,489,391)	(1,460,246)	(1,134,967)	(172,416)	(868,788)	(2,168,713)	(7,183,999)
Administrative charges	(397,790)	(173,762)	(178,699)	(22,709)	(113,129)	(304,081)	(713,795)

Net investment income (loss)	3,518,591	676,739	6,087,733	(195,125)	(981,917)	(148,579)	(970,097)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	58,357,996	39,124,426	19,545,954	2,839,191	13,253,432	25,851,961	90,764,875
Cost of investments sold	(68,139,290)	(26,117,642)	(21,235,274)	(3,904,503)	(18,236,629)	(7,741,040)	(63,258,082)

Net realized gain (loss) on investments	(9,781,294)	13,006,784	(1,689,320)	(1,065,312)	(4,983,197)	18,110,921	27,506,793
Realized gain distribution received	11,782,513	—	—	—	—	2,565,256	9,168,399
Change in unrealized appreciation (depreciation) on investments	21,634,130	(12,821,517)	(2,772,764)	1,623,554	7,814,314	16,724,169	86,716,849

Net gain (loss) on investments	23,635,349	185,267	(4,462,084)	558,242	2,831,117	37,400,346	123,392,041

Net increase (decrease) in net assets resulting from operations	$27,153,940	$862,006	$1,625,649	$363,117	$1,849,200	$37,251,767	$122,421,944

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP Small Cap Growth— Initial Class	MainStay VP Small Cap Growth— Service Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Growth— Service Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Mid Cap— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$9,521,043	$—	$—	$33,637	$—
Mortality and expense risk charges	(424,998)	(430,824)	(2,729,394)	(866,628)	(247,220)	(396,210)	(1,738,224)
Administrative charges	(69,965)	(45,408)	(316,463)	(135,950)	(33,320)	(53,877)	(205,567)

Net investment income (loss)	(494,963)	(476,232)	6,475,186	(1,002,578)	(280,540)	(416,450)	(1,943,791)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,966,287	6,613,241	137,550,515	9,244,106	3,542,391	5,907,430	22,560,458
Cost of investments sold	(6,740,924)	(9,181,742)	(137,550,497)	(11,832,475)	(4,461,442)	(10,161,127)	(38,295,019)

Net realized gain (loss) on investments	(774,637)	(2,568,501)	18	(2,588,369)	(919,051)	(4,253,697)	(15,734,561)
Realized gain distribution received	113,836	138,729	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	5,325,188	7,381,369	(18)	25,038,744	6,748,560	8,122,473	32,541,207

Net gain (loss) on investments	4,664,387	4,951,597	—	22,450,375	5,829,509	3,868,776	16,806,646

Net increase (decrease) in net assets resulting from operations	$4,169,424	$4,475,365	$6,475,186	$21,447,797	$5,548,969	$3,452,326	$14,862,855

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington Small Cap— Service Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Wellington U.S. Equity— Service Class	MainStay VP Winslow Large Cap Growth— Initial Class	MainStay VP Winslow Large Cap Growth— Service Class	AB VPS Relative Value Portfolio— Class B
INVESTMENT INCOME (LOSS):
Dividend income	$126,736	$378,277	$632,069	$463,548	$—	$—	$97,985
Mortality and expense risk charges	(195,975)	(884,695)	(835,875)	(846,448)	(539,291)	(3,223,328)	(52,763)
Administrative charges	(26,715)	(103,130)	(117,556)	(92,043)	(78,770)	(349,262)	(5,539)

Net investment income (loss)	(95,954)	(609,548)	(321,362)	(474,943)	(618,061)	(3,572,590)	39,683

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,072,160	15,301,138	9,860,141	13,956,493	7,774,992	54,666,202	2,353,274
Cost of investments sold	(4,398,021)	(20,546,199)	(9,921,309)	(16,138,894)	(7,190,713)	(62,308,066)	(2,356,212)

Net realized gain (loss) on investments	(1,325,861)	(5,245,061)	(61,168)	(2,182,401)	584,279	(7,641,864)	(2,938)
Realized gain distribution received	—	—	—	—	1,576,549	10,531,646	618,931
Change in unrealized appreciation (depreciation) on investments	3,121,826	13,606,850	14,001,905	15,916,519	13,005,886	86,077,394	226,098

Net gain (loss) on investments	1,795,965	8,361,789	13,940,737	13,734,118	15,166,714	88,967,176	842,091

Net increase (decrease) in net assets resulting from operations	$1,700,011	$7,752,241	$13,619,375	$13,259,175	$14,548,653	$85,394,586	$881,774

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	American Funds IS Asset Allocation Fund— Class 4	American Funds IS The Bond Fund of America®— Class 4	American Funds IS Global Small Capitalization Fund— Class 4	American Funds IS Growth Fund— Class 4	American Funds IS New World Fund®— Class 4	American Funds IS Washington Mutual Investors FundSM— Class 4	BlackRock® Global Allocation V.I. Fund— Class III
INVESTMENT INCOME (LOSS):
Dividend income	$2,746,116	$200,507	$3,900	$219,174	$593,888	$2,025,788	$2,890,556
Mortality and expense risk charges	(1,604,909)	(38,450)	(174,562)	(1,470,460)	(608,290)	(1,329,529)	(1,439,594)
Administrative charges	(85,525)	(7,120)	(14,873)	(106,766)	(79,631)	(150,769)	(146,020)

Net investment income (loss)	1,055,682	154,937	(185,535)	(1,358,052)	(94,033)	545,490	1,304,942

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	16,825,259	1,497,074	3,268,744	13,500,096	10,479,655	16,072,043	22,802,053
Cost of investments sold	(18,031,958)	(1,534,994)	(4,344,753)	(13,686,227)	(10,404,799)	(16,146,937)	(25,765,642)

Net realized gain (loss) on investments	(1,206,699)	(37,920)	(1,076,009)	(186,131)	74,856	(74,894)	(2,963,589)
Realized gain distribution received	4,988,212	—	181,931	6,707,595	—	1,039,454	—
Change in unrealized appreciation (depreciation) on investments	11,034,835	124,039	3,023,186	32,339,641	6,350,067	15,387,487	13,337,278

Net gain (loss) on investments	14,816,348	86,119	2,129,108	38,861,105	6,424,923	16,352,047	10,373,689

Net increase (decrease) in net assets resulting from operations	$15,872,030	$241,056	$1,943,573	$37,503,053	$6,330,890	$16,897,537	$11,678,631

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon IP Technology Growth Portfolio— Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$5,483,702	$—	$—	$3,736	$149,375	$276,219	$1,760,659
Mortality and expense risk charges	(1,080,106)	(223,545)	(1,836,033)	(10,090)	(235,790)	(17,020)	(436,319)
Administrative charges	(180,855)	(30,029)	(177,851)	(1,589)	(33,751)	(1,161)	(70,331)

Net investment income (loss)	4,222,741	(253,574)	(2,013,884)	(7,943)	(120,166)	258,038	1,254,009

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	16,749,350	3,601,036	33,375,918	574,061	4,267,787	365,887	5,640,551
Cost of investments sold	(18,181,506)	(3,759,561)	(35,796,181)	(582,687)	(3,737,345)	(401,653)	(7,023,502)

Net realized gain (loss) on investments	(1,432,156)	(158,525)	(2,420,263)	(8,626)	530,442	(35,766)	(1,382,951)
Realized gain distribution received	—	—	—	83,643	574,374	—	—
Change in unrealized appreciation (depreciation) on investments	6,641,160	7,890,325	67,761,359	143,881	2,235,117	(331,066)	2,855,420

Net gain (loss) on investments	5,209,004	7,731,800	65,341,096	218,898	3,339,933	(366,832)	1,472,469

Net increase (decrease) in net assets resulting from operations	$9,431,745	$7,478,226	$63,327,212	$210,955	$3,219,767	$(108,794)	$2,726,478

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	Columbia Variable Portfolio— Intermediate Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Small Cap Value Series— Service Class	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$10,643	$171,499	$91,009	$4,052,113	$1,091,440	$555,927	$913,258
Mortality and expense risk charges	(4,780)	(503,146)	(172,252)	(801,358)	(605,596)	(1,490,724)	(4,683,866)
Administrative charges	(1,394)	(52,186)	(20,338)	(113,817)	(77,644)	(205,476)	(577,637)

Net investment income (loss)	4,469	(383,833)	(101,581)	3,136,938	408,200	(1,140,273)	(4,348,245)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	244,823	13,234,484	3,496,473	10,065,285	7,285,458	18,521,706	87,080,880
Cost of investments sold	(251,550)	(18,895,625)	(3,676,249)	(10,390,054)	(8,539,530)	(14,496,327)	(68,577,403)

Net realized gain (loss) on investments	(6,727)	(5,661,141)	(179,776)	(324,769)	(1,254,072)	4,025,379	18,503,477
Realized gain distribution received	—	2,921,385	609,993	574,456	—	4,089,609	12,999,743
Change in unrealized appreciation (depreciation) on investments	56,553	10,670,512	979,084	(840,926)	2,580,028	25,175,598	68,894,020

Net gain (loss) on investments	49,826	7,930,756	1,409,301	(591,239)	1,325,956	33,290,586	100,397,240

Net increase (decrease) in net assets resulting from operations	$54,295	$7,546,923	$1,307,720	$2,545,699	$1,734,156	$32,150,313	$96,048,995

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2	Fidelity® VIP FundsManager® 60% Portfolio— Investor Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Government Money Market Portfolio— Investor Class	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$297,894	$768,403	$2,660,471	$20,751,920	$911,407	$—	$—
Mortality and expense risk charges	(168,946)	(535,912)	(1,866,742)	(10,337,239)	(423,554)	—	(2,411,021)
Administrative charges	(15,892)	(73,339)	(193,630)	(6,029,247)	(33,702)	—	(319,394)

Net investment income (loss)	113,056	159,152	600,099	4,385,434	454,151	—	(2,730,415)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,732,728	7,240,899	31,041,446	16,492,994	3,787,568	—	36,724,442
Cost of investments sold	(7,514,122)	(6,640,738)	(28,575,776)	(16,576,687)	(4,342,125)	—	(38,155,811)

Net realized gain (loss) on investments	(1,781,394)	600,161	2,465,670	(83,693)	(554,557)	—	(1,431,369)
Realized gain distribution received	—	1,153,407	4,565,343	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	2,525,093	1,670,493	5,333,754	94,266,448	4,245,676	—	73,445,650

Net gain (loss) on investments	743,699	3,424,061	12,364,767	94,182,755	3,691,119	—	72,014,281

Net increase (decrease) in net assets resulting from operations	$856,755	$3,583,213	$12,964,866	$98,568,189	$4,145,270	$—	$69,283,866

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II	Franklin Templeton Moderate Model Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$—	$574,308	$123,630	$454,490	$1,207,205	$2,084,513	$7,800,177
Mortality and expense risk charges	(698,075)	(195,332)	(30,137)	(1,505,625)	(1,264,670)	(763,975)	(4,561,415)
Administrative charges	(66,165)	(8,983)	(6,526)	(176,885)	(58,627)	(38,340)	(603,862)

Net investment income (loss)	(764,240)	369,993	86,967	(1,228,020)	(116,092)	1,282,198	2,634,900

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,965,225	3,880,642	1,777,869	25,197,927	17,752,868	14,486,500	34,512,678
Cost of investments sold	(9,865,006)	(3,854,045)	(1,810,738)	(24,294,995)	(17,791,886)	(16,333,768)	(36,169,760)

Net realized gain (loss) on investments	(899,781)	26,597	(32,869)	902,932	(39,018)	(1,847,268)	(1,657,082)
Realized gain distribution received	—	—	—	3,389,510	548,727	—	1,376,222
Change in unrealized appreciation (depreciation) on investments	3,294,808	2,067,915	100,454	11,677,623	17,006,111	4,683,476	42,952,559

Net gain (loss) on investments	2,395,027	2,094,512	67,585	15,970,065	17,515,820	2,836,208	42,671,699

Net increase (decrease) in net assets resulting from operations	$1,630,787	$2,464,505	$154,552	$14,742,045	$17,399,728	$4,118,406	$45,306,599

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Service Shares
INVESTMENT INCOME (LOSS):
Dividend income	$4,633,628	$3,920,614	$—	$134,212	$43,543	$405,967	$294,072
Mortality and expense risk charges	(3,574,603)	(1,777,209)	(381,348)	(140,879)	(493,810)	(553,640)	(469,410)
Administrative charges	(365,382)	(139,573)	(50,303)	(18,313)	(64,579)	(86,081)	(47,806)

Net investment income (loss)	693,643	2,003,832	(431,651)	(24,980)	(514,846)	(233,754)	(223,144)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	32,742,506	26,941,274	10,193,373	3,007,598	6,763,945	5,936,115	7,818,495
Cost of investments sold	(33,431,278)	(29,178,497)	(12,140,133)	(3,644,429)	(7,465,714)	(3,352,209)	(6,645,736)

Net realized gain (loss) on investments	(688,772)	(2,237,223)	(1,946,760)	(636,831)	(701,769)	2,583,906	1,172,759
Realized gain distribution received	1,239,683	—	22,104	—	3,115,983	1,250,623	1,093,562
Change in unrealized appreciation (depreciation) on investments	40,642,391	12,798,773	6,739,825	2,816,057	4,504,380	6,235,452	6,291,801

Net gain (loss) on investments	41,193,302	10,561,550	4,815,169	2,179,226	6,918,594	10,069,981	8,558,122

Net increase (decrease) in net assets resulting from operations	$41,886,945	$12,565,382	$4,383,518	$2,154,246	$6,403,748	$9,836,227	$8,334,978

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Investors Trust Series— Service Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research International Portfolio— Service Class	MFS® Research Series— Initial Class	MFS® Research Series— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$196,483	$50,261	$262,865	$385,350	$8,825	$41,606	$102,591
Mortality and expense risk charges	(488,965)	(92,402)	(740,834)	(287,917)	(9,691)	(101,596)	(539,390)
Administrative charges	(64,261)	(13,365)	(97,051)	(23,580)	(1,091)	(14,425)	(72,197)

Net investment income (loss)	(356,743)	(55,506)	(575,020)	73,853	(1,957)	(74,415)	(508,996)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,694,266	1,692,417	11,576,385	6,539,929	323,890	1,571,981	8,572,523
Cost of investments sold	(7,551,466)	(1,256,948)	(10,482,606)	(6,770,143)	(302,073)	(1,399,123)	(8,079,146)

Net realized gain (loss) on investments	142,800	435,469	1,093,779	(230,214)	21,817	172,858	493,377
Realized gain distribution received	3,145,554	386,795	3,202,744	856,919	—	439,712	2,284,953
Change in unrealized appreciation (depreciation) on investments	3,068,895	391,478	5,202,763	2,065,884	95,331	966,530	5,485,240

Net gain (loss) on investments	6,357,249	1,213,742	9,499,286	2,692,589	117,148	1,579,100	8,263,570

Net increase (decrease) in net assets resulting from operations	$6,000,506	$1,158,236	$8,924,266	$2,766,442	$115,191	$1,504,685	$7,754,574

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$388,067	$—	$—	$1,167,502	$1,664,862	$1,356,870	$4,618,080
Mortality and expense risk charges	(237,848)	(18,133)	(923,802)	(239,684)	(895,931)	(463,633)	(1,707,851)
Administrative charges	(20,347)	(2,247)	(93,370)	(41,772)	(128,582)	(49,926)	(273,244)

Net investment income (loss)	129,872	(20,380)	(1,017,172)	886,046	640,349	843,311	2,636,985

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,951,195	208,824	15,302,386	3,641,690	18,342,441	10,380,504	31,909,166
Cost of investments sold	(7,790,165)	(188,139)	(19,603,843)	(3,898,454)	(20,976,550)	(10,976,492)	(38,411,002)

Net realized gain (loss) on investments	(1,838,970)	20,685	(4,301,457)	(256,764)	(2,634,109)	(595,988)	(6,501,836)
Realized gain distribution received	—	—	—	—	1,810,889	—	—
Change in unrealized appreciation (depreciation) on investments	4,076,357	203,424	16,180,841	1,002,640	4,800,832	1,090,960	9,396,626

Net gain (loss) on investments	2,237,387	224,109	11,879,384	745,876	3,977,612	494,972	2,894,790

Net increase (decrease) in net assets resulting from operations	$2,367,259	$203,729	$10,862,212	$1,631,922	$4,617,961	$1,338,283	$5,531,775

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2023

Western Asset Core Plus VIT Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$53,472
Mortality and expense risk charges	(10,990)
Administrative charges	(3,103)

Net investment income (loss)	39,379

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,134,701
Cost of investments sold	(1,153,290)

Net realized gain (loss) on investments	(18,589)
Realized gain distribution received	—
Change in unrealized appreciation (depreciation) on investments	50,404

Net gain (loss) on investments	31,815

Net increase (decrease) in net assets resulting from operations	$71,194

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP American Century Sustainable Equity— Initial Class		MainStay VP American Century Sustainable Equity— Service Class		MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(62,368)	$70,609	$(344,270)	$(144,642)	$302,137	$(844,342)	$285,596	$110,131
Net realized gain (loss) on investments	(1,405,753)	(1,416)	(2,954,461)	293,998	(3,738,566)	1,216,793	(789,348)	(549,589)
Realized gain distribution received	11,621,525	4,105,767	21,151,108	7,603,982	—	22,279,601	—	—
Change in unrealized appreciation/(depreciation) on investments	(2,900,155)	(7,978,093)	(4,822,776)	(14,862,782)	9,985,179	(32,519,377)	1,356,288	(4,510,655)

Net increase (decrease) in net assets resulting from operations	7,253,249	(3,803,133)	13,029,601	(7,109,444)	6,548,750	(9,867,325)	852,536	(4,950,113)

Contributions and (withdrawals):
Payments received from policyowners	133,277	184,274	1,958,419	1,577,891	8,728,075	11,592,752	112,464	784,178
Policyowners’ surrenders	(4,455,477)	(2,909,374)	(10,941,068)	(8,982,759)	(13,403,479)	(12,484,473)	(3,170,509)	(1,999,091)
Policyowners’ annuity and death benefits	(1,232,268)	(773,548)	(623,411)	(1,137,261)	(1,878,688)	(2,298,304)	(533,099)	(793,945)
Net transfers from (to) Fixed Account	(1,514,744)	(402,460)	209,193	(11,676)	4,150,615	3,114,167	(178,819)	(401,801)
Transfers between Investment Divisions	(473,740)	(832,212)	(2,326,432)	(3,043,370)	(3,666,150)	(1,570,355)	229,387	(938,776)

Net contributions and (withdrawals)	(7,542,952)	(4,733,320)	(11,723,299)	(11,597,175)	(6,069,627)	(1,646,213)	(3,540,576)	(3,349,435)

Increase (decrease) in net assets	(289,703)	(8,536,453)	1,306,302	(18,706,619)	479,123	(11,513,538)	(2,688,040)	(8,299,548)
NET ASSETS:
Beginning of period	35,058,759	43,595,212	64,259,197	82,965,816	119,142,075	130,655,613	23,834,004	32,133,552

End of period	$34,769,056	$35,058,759	$65,565,499	$64,259,197	$119,621,198	$119,142,075	$21,145,964	$23,834,004

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Bond— Service Class		MainStay VP Candriam Emerging Markets Equity— Initial Class		MainStay VP Candriam Emerging Markets Equity— Service Class		MainStay VP CBRE Global Infrastructure— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,124,058	$106,950	$16,846	$(45,408)	$(39,595)	$(279,962)	$19,011	$(15,934)
Net realized gain (loss) on investments	(3,331,920)	(2,676,007)	(374,176)	(112,076)	(1,007,651)	279,661	(174,306)	(727,612)
Realized gain distribution received	—	—	—	1,100,049	—	3,885,534	—	—
Change in unrealized appreciation/(depreciation) on investments	5,795,557	(17,618,980)	738,268	(4,102,070)	2,351,686	(14,764,892)	372,509	(356,029)

Net increase (decrease) in net assets resulting from operations	3,587,695	(20,188,037)	380,938	(3,159,505)	1,304,440	(10,879,659)	217,214	(1,099,575)

Contributions and (withdrawals):
Payments received from policyowners	4,843,306	4,680,741	46,055	81,409	393,154	582,187	774,018	1,516,617
Policyowners’ surrenders	(13,064,162)	(11,467,488)	(756,996)	(479,890)	(3,735,022)	(3,452,883)	(858,920)	(1,193,109)
Policyowners’ annuity and death benefits	(1,087,721)	(1,669,462)	(153,898)	(161,707)	(199,371)	(225,407)	(120,335)	(39,147)
Net transfers from (to) Fixed Account	1,005,085	1,464,811	(40,761)	(119,425)	(44,678)	11,219	819,727	1,010,833
Transfers between Investment Divisions	3,093,354	(4,695,741)	(70,541)	140,436	528,420	2,927,276	(543,587)	3,022,288

Net contributions and (withdrawals)	(5,210,138)	(11,687,139)	(976,141)	(539,177)	(3,057,497)	(157,608)	70,903	4,317,482

Increase (decrease) in net assets	(1,622,443)	(31,875,176)	(595,203)	(3,698,682)	(1,753,057)	(11,037,267)	288,117	3,217,907
NET ASSETS:
Beginning of period	99,293,395	131,168,571	7,118,845	10,817,527	25,582,180	36,619,447	8,648,385	5,430,478

End of period	$97,670,952	$99,293,395	$6,523,642	$7,118,845	$23,829,123	$25,582,180	$8,936,502	$8,648,385

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Conservative Allocation— Service Class		MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Epoch U.S. Equity Yield— Service Class		MainStay VP Equity Allocation— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,133,985	$5,482,792	$966,432	$553,044	$1,443,446	$637,443	$4,781,862	$1,903,395
Net realized gain (loss) on investments	(6,360,494)	(164,930)	664,870	2,402,228	3,349,482	4,222,916	(5,388,873)	1,048,026
Realized gain distribution received	5,885,727	19,299,748	5,206,457	2,040,222	9,860,417	3,797,739	12,876,453	22,320,750
Change in unrealized appreciation/(depreciation) on investments	12,623,953	(56,694,812)	(1,343,443)	(9,181,166)	(4,831,266)	(15,750,093)	7,122,245	(59,409,605)

Net increase (decrease) in net assets resulting from operations	14,283,171	(32,077,202)	5,494,316	(4,185,672)	9,822,079	(7,091,995)	19,391,687	(34,137,434)

Contributions and (withdrawals):
Payments received from policyowners	3,712,049	5,705,580	346,857	873,885	8,868,767	6,874,774	3,659,660	4,925,573
Policyowners’ surrenders	(28,324,643)	(26,396,817)	(8,554,301)	(6,776,506)	(20,519,069)	(15,396,319)	(16,798,593)	(13,375,432)
Policyowners’ annuity and death benefits	(3,633,231)	(3,379,680)	(1,966,126)	(1,894,900)	(1,398,774)	(1,537,110)	(723,519)	(1,007,051)
Net transfers from (to) Fixed Account	3,583,720	6,269,189	(346,567)	(754,359)	2,367,689	2,226,013	619,016	(176,331)
Transfers between Investment Divisions	(3,566,641)	(5,289,346)	(531,828)	(1,557,861)	(8,078,346)	1,734,690	(2,983,176)	(4,509,205)

Net contributions and (withdrawals)	(28,228,746)	(23,091,074)	(11,051,965)	(10,109,741)	(18,759,733)	(6,097,952)	(16,226,612)	(14,142,446)

Increase (decrease) in net assets	(13,945,575)	(55,168,276)	(5,557,649)	(14,295,413)	(8,937,654)	(13,189,947)	3,165,075	(48,279,880)
NET ASSETS:
Beginning of period	188,130,081	243,298,357	87,745,591	102,041,004	162,034,873	175,224,820	135,658,712	183,938,592

End of period	$174,184,506	$188,130,081	$82,187,942	$87,745,591	$153,097,219	$162,034,873	$138,823,787	$135,658,712

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Fidelity Institutional AM® Utilities— Initial Class		MainStay VP Fidelity Institutional AM® Utilities— Service Class		MainStay VP Floating Rate— Service Class		MainStay VP Growth Allocation— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,007	$3,556	$622,187	$888,781	$13,350,241	$5,303,973	$5,529,070	$4,549,765
Net realized gain (loss) on investments	970	14,031	86,008	8,663,167	(2,122,229)	(2,398,557)	(11,413,324)	(1,280,020)
Realized gain distribution received	99,619	36,575	36,523,104	14,705,690	—	—	17,345,135	38,474,219
Change in unrealized appreciation/(depreciation) on investments	(117,075)	(25,231)	(46,838,328)	(13,773,151)	7,957,190	(7,909,588)	21,217,398	(97,346,943)

Net increase (decrease) in net assets resulting from operations	(13,479)	28,931	(9,607,029)	10,484,487	19,185,202	(5,004,172)	32,678,279	(55,602,979)

Contributions and (withdrawals):
Payments received from policyowners	—	—	10,068,967	11,457,071	17,718,780	18,232,748	8,730,843	8,150,436
Policyowners’ surrenders	(9,096)	(15,935)	(38,403,723)	(30,642,011)	(28,196,264)	(24,556,439)	(38,579,012)	(34,293,952)
Policyowners’ annuity and death benefits	(16,690)	(3,905)	(3,140,029)	(3,390,751)	(3,024,835)	(2,186,935)	(3,114,328)	(3,393,118)
Net transfers from (to) Fixed Account	688	718	4,040,680	3,663,094	8,367,917	9,408,632	503,587	51,075
Transfers between Investment Divisions	111,526	(37,001)	944,662	(10,518,924)	23,205,442	27,256,846	(5,093,334)	(6,307,061)

Net contributions and (withdrawals)	86,428	(56,123)	(26,489,443)	(29,431,521)	18,071,040	28,154,852	(37,552,244)	(35,792,620)

Increase (decrease) in net assets	72,949	(27,192)	(36,096,472)	(18,947,034)	37,256,242	23,150,680	(4,873,965)	(91,395,599)
NET ASSETS:
Beginning of period	728,503	755,695	289,998,116	308,945,150	180,642,699	157,492,019	265,556,222	356,951,821

End of period	$801,452	$728,503	$253,901,644	$289,998,116	$217,898,941	$180,642,699	$260,682,257	$265,556,222

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Income Builder— Initial Class		MainStay VP Income Builder— Service Class		MainStay VP IQ Hedge Multi- Strategy— Service Class		MainStay VP Janus Henderson Balanced— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$720,437	$587,247	$2,090,293	$1,416,294	$1,232,879	$(3,578)	$(93,341)	$(527,847)
Net realized gain (loss) on investments	(1,741,574)	(428,021)	(4,626,071)	(1,348,706)	(1,288)	(69,941)	4,747,266	5,193,864
Realized gain distribution received	—	4,223,024	—	12,292,661	—	—	4,767,625	9,999,508
Change in unrealized appreciation/(depreciation) on investments	4,143,724	(12,256,350)	12,292,879	(34,461,595)	2,222,906	(5,523,723)	7,153,326	(44,370,220)

Net increase (decrease) in net assets resulting from operations	3,122,587	(7,874,100)	9,757,101	(22,101,346)	3,454,497	(5,597,242)	16,574,876	(29,704,695)

Contributions and (withdrawals):
Payments received from policyowners	200,258	354,419	7,981,345	11,249,321	1,332,952	1,299,744	764,064	789,355
Policyowners’ surrenders	(4,852,141)	(3,630,594)	(12,438,667)	(12,219,819)	(5,993,707)	(5,866,286)	(13,668,976)	(9,747,091)
Policyowners’ annuity and death benefits	(1,466,110)	(978,854)	(1,551,840)	(1,039,438)	(468,318)	(682,468)	(3,598,126)	(3,094,119)
Net transfers from (to) Fixed Account	(106,100)	(513,787)	3,058,359	4,485,665	536,316	309,974	(501,081)	(1,450,335)
Transfers between Investment Divisions	(13,000)	(10,249)	(3,021,119)	(4,044,504)	(152,872)	(2,484,129)	14,748	(1,025,138)

Net contributions and (withdrawals)	(6,237,093)	(4,779,065)	(5,971,922)	(1,568,775)	(4,745,629)	(7,423,165)	(16,989,371)	(14,527,328)

Increase (decrease) in net assets	(3,114,506)	(12,653,165)	3,785,179	(23,670,121)	(1,291,132)	(13,020,407)	(414,495)	(44,232,023)
NET ASSETS:
Beginning of period	41,398,420	54,051,585	123,568,392	147,238,513	44,467,743	57,488,150	128,570,519	172,802,542

End of period	$38,283,914	$41,398,420	$127,353,571	$123,568,392	$43,176,611	$44,467,743	$128,156,024	$128,570,519

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Janus Henderson Balanced— Service Class		MainStay VP MacKay Convertible— Initial Class		MainStay VP MacKay Convertible— Service Class		MainStay VP MacKay Government— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(317,053)	$(1,814,383)	$390,512	$1,252,292	$1,454,537	$4,747,509	$129,104	$57,855
Net realized gain (loss) on investments	748,272	5,652,372	775,376	2,351,828	535,808	9,304,405	(466,774)	(405,913)
Realized gain distribution received	16,057,242	26,675,579	—	7,098,407	—	31,274,164	—	—
Change in unrealized appreciation/(depreciation) on investments	34,483,385	(100,764,470)	2,723,085	(21,388,509)	16,667,219	(91,156,335)	810,730	(2,138,680)

Net increase (decrease) in net assets resulting from operations	50,971,846	(70,250,902)	3,888,973	(10,685,982)	18,657,564	(45,830,257)	473,060	(2,486,738)

Contributions and (withdrawals):
Payments received from policyowners	57,862,577	70,488,492	310,302	699,427	18,986,310	19,260,186	88,687	127,234
Policyowners’ surrenders	(39,751,737)	(27,231,608)	(6,568,429)	(5,327,404)	(28,394,373)	(28,970,461)	(1,821,585)	(1,646,403)
Policyowners’ annuity and death benefits	(4,897,874)	(4,610,156)	(1,407,995)	(1,536,242)	(3,005,300)	(3,913,848)	(440,110)	(539,580)
Net transfers from (to) Fixed Account	14,182,293	20,578,162	(159,039)	(1,848,955)	12,104,134	13,748,757	21,668	(359,973)
Transfers between Investment Divisions	15,627,061	(16,464,182)	(220,499)	(2,074,211)	6,367,824	(20,976,378)	(29,808)	269,467

Net contributions and (withdrawals)	43,022,320	42,760,708	(8,045,660)	(10,087,385)	6,058,595	(20,851,744)	(2,181,148)	(2,149,255)

Increase (decrease) in net assets	93,994,166	(27,490,194)	(4,156,687)	(20,773,367)	24,716,159	(66,682,001)	(1,708,088)	(4,635,993)
NET ASSETS:
Beginning of period	353,279,628	380,769,822	58,294,405	79,067,772	261,220,848	327,902,849	15,653,363	20,289,356

End of period	$447,273,794	$353,279,628	$54,137,718	$58,294,405	$285,937,007	$261,220,848	$13,945,275	$15,653,363

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP MacKay Government— Service Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Service Class		MainStay VP MacKay Strategic Bond— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$350,929	$(4,974)	$4,066,066	$4,370,787	$25,990,686	$23,397,919	$4,310,603	$2,561,448
Net realized gain (loss) on investments	(1,737,824)	(1,360,400)	(2,021,689)	(1,779,721)	(12,183,549)	(10,242,042)	(2,290,989)	(1,960,594)
Realized gain distribution received	—	—	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	2,973,371	(6,849,997)	7,568,003	(14,975,841)	45,390,221	(84,388,256)	8,616,230	(15,945,944)

Net increase (decrease) in net assets resulting from operations	1,586,476	(8,215,371)	9,612,380	(12,384,775)	59,197,358	(71,232,379)	10,635,844	(15,345,090)

Contributions and (withdrawals):
Payments received from policyowners	1,775,526	1,942,793	329,710	929,927	35,500,075	32,893,753	6,709,130	4,851,178
Policyowners’ surrenders	(7,316,226)	(5,528,568)	(15,588,084)	(10,445,137)	(76,009,406)	(66,989,602)	(19,696,992)	(19,702,387)
Policyowners’ annuity and death benefits	(882,754)	(920,003)	(3,635,535)	(4,313,471)	(8,257,317)	(11,765,058)	(1,488,148)	(1,880,307)
Net transfers from (to) Fixed Account	1,949,092	568,969	(1,164,732)	(2,249,635)	15,052,518	19,504,436	1,496,535	894,211
Transfers between Investment Divisions	1,929,888	(3,546,208)	(293,615)	(598,622)	8,922,842	(40,029,837)	599,845	(11,083,202)

Net contributions and (withdrawals)	(2,544,474)	(7,483,017)	(20,352,256)	(16,676,938)	(24,791,288)	(66,386,308)	(12,379,630)	(26,920,507)

Increase (decrease) in net assets	(957,998)	(15,698,388)	(10,739,876)	(29,061,713)	34,406,070	(137,618,687)	(1,743,786)	(42,265,597)
NET ASSETS:
Beginning of period	52,045,055	67,743,443	105,326,515	134,388,228	612,170,453	749,789,140	137,333,833	179,599,430

End of period	$51,087,057	$52,045,055	$94,586,639	$105,326,515	$646,576,523	$612,170,453	$135,590,047	$137,333,833

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Moderate Allocation— Service Class		MainStay VP Natural Resources— Initial Class		MainStay VP PIMCO Real Return— Service Class		MainStay VP PineStone International Equity— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,518,591	$5,363,772	$676,739	$(506,247)	$6,087,733	$3,984,451	$(195,125)	$(196,338)
Net realized gain (loss) on investments	(9,781,294)	(1,846,962)	13,006,784	15,449,495	(1,689,320)	1,014,891	(1,065,312)	(77,062)
Realized gain distribution received	11,782,513	33,109,807	—	—	—	—	—	2,897,838
Change in unrealized appreciation/(depreciation) on investments	21,634,130	(87,179,114)	(12,821,517)	16,276,719	(2,772,764)	(18,709,489)	1,623,554	(8,533,212)

Net increase (decrease) in net assets resulting from operations	27,153,940	(50,552,497)	862,006	31,219,967	1,625,649	(13,710,147)	363,117	(5,908,774)

Contributions and (withdrawals):
Payments received from policyowners	9,478,330	10,146,370	4,928,300	7,941,015	4,506,676	6,012,215	65,507	164,486
Policyowners’ surrenders	(35,384,500)	(27,687,674)	(14,290,016)	(11,961,439)	(10,172,484)	(9,175,695)	(1,628,707)	(1,282,907)
Policyowners’ annuity and death benefits	(3,488,378)	(5,632,365)	(1,501,980)	(1,696,328)	(1,071,213)	(959,155)	(443,329)	(398,828)
Net transfers from (to) Fixed Account	4,537,718	2,530,591	3,642,410	3,281,748	2,794,009	4,882,486	268,145	(149,306)
Transfers between Investment Divisions	(5,032,586)	(2,444,388)	(13,919,926)	2,582,042	(615,591)	(5,943,253)	(279,984)	7,408

Net contributions and (withdrawals)	(29,889,416)	(23,087,466)	(21,141,212)	147,038	(4,558,603)	(5,183,402)	(2,018,368)	(1,659,147)

Increase (decrease) in net assets	(2,735,476)	(73,639,963)	(20,279,206)	31,367,005	(2,932,954)	(18,893,549)	(1,655,251)	(7,567,921)
NET ASSETS:
Beginning of period	262,928,908	336,568,871	123,568,040	92,201,035	89,857,839	108,751,388	14,098,336	21,666,257

End of period	$260,193,432	$262,928,908	$103,288,834	$123,568,040	$86,924,885	$89,857,839	$12,443,085	$14,098,336

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP PineStone International Equity— Service Class		MainStay VP S&P 500 Index— Initial Class		MainStay VP S&P 500 Index— Service Class		MainStay VP Small Cap Growth— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(981,917)	$(1,113,374)	$(148,579)	$(87,070)	$(970,097)	$(1,233,393)	$(494,963)	$(563,444)
Net realized gain (loss) on investments	(4,983,197)	(854,019)	18,110,921	16,626,560	27,506,793	25,653,855	(774,637)	766,123
Realized gain distribution received	—	13,835,042	2,565,256	5,579,242	9,168,399	16,034,877	113,836	8,760,789
Change in unrealized appreciation/(depreciation) on investments	7,814,314	(37,603,161)	16,724,169	(64,356,535)	86,716,849	(149,994,005)	5,325,188	(22,276,563)

Net increase (decrease) in net assets resulting from operations	1,849,200	(25,735,512)	37,251,767	(42,237,803)	122,421,944	(109,538,666)	4,169,424	(13,313,095)

Contributions and (withdrawals):
Payments received from policyowners	2,592,707	3,025,121	726,098	966,863	92,051,053	70,922,501	222,540	293,983
Policyowners’ surrenders	(7,913,667)	(6,464,916)	(18,009,505)	(12,356,758)	(55,673,136)	(37,456,371)	(4,707,040)	(2,593,393)
Policyowners’ annuity and death benefits	(740,252)	(834,225)	(4,226,519)	(4,197,661)	(3,730,200)	(4,384,425)	(404,117)	(728,156)
Net transfers from (to) Fixed Account	593,036	578,464	(483,867)	(1,309,386)	24,167,751	23,012,012	(158,484)	(355,665)
Transfers between Investment Divisions	1,588,336	5,554,696	537,821	(1,732,384)	5,497,995	(5,349,241)	(73,818)	873,077

Net contributions and (withdrawals)	(3,879,840)	1,859,140	(21,455,972)	(18,629,326)	62,313,463	46,744,476	(5,120,919)	(2,510,154)

Increase (decrease) in net assets	(2,030,640)	(23,876,372)	15,795,795	(60,867,129)	184,735,407	(62,794,190)	(951,495)	(15,823,249)
NET ASSETS:
Beginning of period	67,968,861	91,845,233	163,252,949	224,120,078	482,716,948	545,511,138	32,922,710	48,745,959

End of period	$65,938,221	$67,968,861	$179,048,744	$163,252,949	$667,452,355	$482,716,948	$31,971,215	$32,922,710

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Small Cap Growth— Service Class		MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Wellington Growth— Initial Class		MainStay VP Wellington Growth— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(476,232)	$(511,637)	$6,475,186	$(158,676)	$(1,002,578)	$(1,086,068)	$(280,540)	$(308,640)
Net realized gain (loss) on investments	(2,568,501)	(206,244)	18	28	(2,588,369)	(185,035)	(919,051)	69,091
Realized gain distribution received	138,729	8,676,497	—	—	—	21,344,339	—	5,762,593
Change in unrealized appreciation/(depreciation) on investments	7,381,369	(20,668,795)	(18)	(28)	25,038,744	(54,667,089)	6,748,560	(14,632,124)

Net increase (decrease) in net assets resulting from operations	4,475,365	(12,710,179)	6,475,186	(158,676)	21,447,797	(34,593,853)	5,548,969	(9,109,080)

Contributions and (withdrawals):
Payments received from policyowners	3,806,081	1,898,180	27,375,431	10,695,159	310,795	449,174	145,844	161,142
Policyowners’ surrenders	(3,342,592)	(2,992,072)	(61,598,550)	(63,625,834)	(6,236,529)	(5,731,143)	(2,210,659)	(1,769,103)
Policyowners’ annuity and death benefits	(471,208)	(509,622)	(2,575,350)	(2,065,261)	(1,409,664)	(1,647,684)	(203,342)	(278,600)
Net transfers from (to) Fixed Account	753,296	1,337,231	7,918,515	(231,232)	(208,826)	(755,758)	(93,828)	(124,648)
Transfers between Investment Divisions	1,804,489	(1,912,240)	(4,370,431)	134,738,807	(403,425)	(386,966)	(520,595)	755,092

Net contributions and (withdrawals)	2,550,066	(2,178,523)	(33,250,385)	79,511,639	(7,947,649)	(8,072,377)	(2,882,580)	(1,256,117)

Increase (decrease) in net assets	7,025,431	(14,888,702)	(26,775,199)	79,352,963	13,500,148	(42,666,230)	2,666,389	(10,365,197)
NET ASSETS:
Beginning of period	31,636,694	46,525,396	217,453,537	138,100,574	61,761,040	104,427,270	16,494,755	26,859,952

End of period	$38,662,125	$31,636,694	$190,678,338	$217,453,537	$75,261,188	$61,761,040	$19,161,144	$16,494,755

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Wellington Mid Cap— Initial Class		MainStay VP Wellington Mid Cap— Service Class		MainStay VP Wellington Small Cap— Initial Class		MainStay VP Wellington Small Cap— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(416,450)	$(525,594)	$(1,943,791)	$(2,155,876)	$(95,954)	$(71,232)	$(609,548)	$(528,916)
Net realized gain (loss) on investments	(4,253,697)	(931,479)	(15,734,561)	(4,069,336)	(1,325,861)	(111,819)	(5,245,061)	(450,755)
Realized gain distribution received	—	13,217,597	—	55,479,396	—	4,451,516	—	19,032,536
Change in unrealized appreciation/(depreciation) on investments	8,122,473	(21,269,902)	32,541,207	(87,293,009)	3,121,826	(9,018,283)	13,606,850	(38,191,683)

Net increase (decrease) in net assets resulting from operations	3,452,326	(9,509,378)	14,862,855	(38,038,825)	1,700,011	(4,749,818)	7,752,241	(20,138,818)

Contributions and (withdrawals):
Payments received from policyowners	330,652	238,528	5,654,891	4,852,268	279,682	154,257	4,513,479	2,415,561
Policyowners’ surrenders	(3,430,024)	(2,694,811)	(14,619,348)	(12,118,237)	(1,756,796)	(1,398,185)	(9,907,022)	(7,450,190)
Policyowners’ annuity and death benefits	(970,148)	(714,719)	(1,356,422)	(1,540,287)	(682,007)	(197,987)	(660,370)	(745,607)
Net transfers from (to) Fixed Account	224,085	(365,350)	1,299,379	1,844,313	288,286	(188,720)	603,994	597,575
Transfers between Investment Divisions	(803,099)	(198,130)	(579,134)	588,586	(94,643)	(534,567)	1,850,524	(1,233,422)

Net contributions and (withdrawals)	(4,648,534)	(3,734,482)	(9,600,634)	(6,373,357)	(1,965,478)	(2,165,202)	(3,599,395)	(6,416,083)

Increase (decrease) in net assets	(1,196,208)	(13,243,860)	5,262,221	(44,412,182)	(265,467)	(6,915,020)	4,152,846	(26,554,901)
NET ASSETS:
Beginning of period	31,555,560	44,799,420	131,081,269	175,493,451	15,671,354	22,586,374	66,744,522	93,299,423

End of period	$30,359,352	$31,555,560	$136,343,490	$131,081,269	$15,405,887	$15,671,354	$70,897,368	$66,744,522

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MainStay VP Wellington U.S. Equity— Initial Class		MainStay VP Wellington U.S. Equity— Service Class		MainStay VP Winslow Large Cap Growth— Initial Class		MainStay VP Winslow Large Cap Growth— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(321,362)	$(588,472)	$(474,943)	$(727,607)	$(618,061)	$(664,198)	$(3,572,590)	$(3,509,331)
Net realized gain (loss) on investments	(61,168)	3,805,133	(2,182,401)	51,169	584,279	1,488,930	(7,641,864)	1,715,328
Realized gain distribution received	—	13,319,524	—	12,591,776	1,576,549	10,255,685	10,531,646	60,559,989
Change in unrealized appreciation/(depreciation) on investments	14,001,905	(35,754,484)	15,916,519	(29,106,637)	13,005,886	(31,019,199)	86,077,394	(157,510,806)

Net increase (decrease) in net assets resulting from operations	13,619,375	(19,218,299)	13,259,175	(17,191,299)	14,548,653	(19,938,782)	85,394,586	(98,744,820)

Contributions and (withdrawals):
Payments received from policyowners	280,850	384,711	4,016,080	3,309,891	156,831	374,518	20,685,430	18,092,612
Policyowners’ surrenders	(6,111,022)	(5,216,986)	(7,152,496)	(4,637,078)	(4,734,538)	(3,083,277)	(24,367,431)	(18,778,592)
Policyowners’ annuity and death benefits	(1,671,922)	(1,545,732)	(738,198)	(688,120)	(1,329,917)	(762,069)	(2,332,140)	(3,212,622)
Net transfers from (to) Fixed Account	163,578	(1,071,586)	1,213,946	1,796,904	(25,783)	(757,934)	7,390,626	12,866,723
Transfers between Investment Divisions	(932,599)	(552,078)	(1,543,343)	(112,473)	276,095	(1,238,233)	(17,289,050)	5,666,299

Net contributions and (withdrawals)	(8,271,115)	(8,001,671)	(4,204,011)	(330,876)	(5,657,312)	(5,466,995)	(15,912,565)	14,634,420

Increase (decrease) in net assets	5,348,260	(27,219,970)	9,055,164	(17,522,175)	8,891,341	(25,405,777)	69,482,021	(84,110,400)
NET ASSETS:
Beginning of period	63,476,613	90,696,583	60,476,435	77,998,610	38,111,691	63,517,468	216,396,425	300,506,825

End of period	$68,824,873	$63,476,613	$69,531,599	$60,476,435	$47,003,032	$38,111,691	$285,878,446	$216,396,425

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	AB VPS Relative Value Portfolio— Class B		American Funds IS Asset Allocation Fund— Class 4		American Funds IS The Bond Fund of America®— Class 4		American Funds IS Global Small Capitalization Fund— Class 4
	2023	2022 (a)	2023	2022	2023	2022 (a)	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$39,683	$3,492	$1,055,682	$482,664	$154,937	$44,172	$(185,535)	$(185,968)
Net realized gain (loss) on investments	(2,938)	(80,648)	(1,206,699)	494,593	(37,920)	(10,266)	(1,076,009)	(714,351)
Realized gain distribution received	618,931	185,324	4,988,212	11,570,572	—	1,767	181,931	4,474,589
Change in unrealized appreciation/(depreciation) on investments	226,098	38,139	11,034,835	(30,244,554)	124,039	(85,522)	3,023,186	(8,534,211)

Net increase (decrease) in net assets resulting from operations	881,774	146,307	15,872,030	(17,696,725)	241,056	(49,849)	1,943,573	(4,959,941)

Contributions and (withdrawals):
Payments received from policyowners	3,714,823	1,759,470	18,719,804	19,281,346	2,261,323	1,283,247	1,194,828	1,340,375
Policyowners’ surrenders	(470,298)	(26,807)	(10,142,061)	(5,784,465)	(783,577)	(56,751)	(1,135,651)	(921,200)
Policyowners’ annuity and death benefits	(62,649)	—	(1,343,088)	(1,380,830)	(59,356)	(9,825)	(81,062)	(81,425)
Net transfers from (to) Fixed Account	985,606	437,434	6,822,590	12,078,691	958,566	578,075	800,401	922,804
Transfers between Investment Divisions	2,660,454	887,242	994,947	(2,988,390)	1,917,409	639,314	64,691	1,430,124

Net contributions and (withdrawals)	6,827,936	3,057,339	15,052,192	21,206,352	4,294,365	2,434,060	843,207	2,690,678

Increase (decrease) in net assets	7,709,710	3,203,646	30,924,222	3,509,627	4,535,421	2,384,211	2,786,780	(2,269,263)
NET ASSETS:
Beginning of period	3,203,646	—	117,206,718	113,697,091	2,384,211	—	13,060,799	15,330,062

End of period	$10,913,356	$3,203,646	$148,130,940	$117,206,718	$6,919,632	$2,384,211	$15,847,579	$13,060,799

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	American Funds IS Growth Fund— Class 4		American Funds IS New World Fund®— Class 4		American Funds IS Washington Mutual Investors FundSM— Class 4		BlackRock® Global Allocation V.I. Fund— Class III
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,358,052)	$(817,729)	$(94,033)	$(181,977)	$545,490	$368,480	$1,304,942	$(1,661,418)
Net realized gain (loss) on investments	(186,131)	412,199	74,856	(39,686)	(74,894)	1,262,356	(2,963,589)	(2,800,909)
Realized gain distribution received	6,707,595	8,573,395	—	4,430,058	1,039,454	18,126,970	—	1,725,757
Change in unrealized appreciation/(depreciation) on investments	32,339,641	(31,418,280)	6,350,067	(17,690,874)	15,387,487	(27,939,835)	13,337,278	(18,996,272)

Net increase (decrease) in net assets resulting from operations	37,503,053	(23,250,415)	6,330,890	(13,482,479)	16,897,537	(8,182,029)	11,678,631	(21,732,842)

Contributions and (withdrawals):
Payments received from policyowners	64,849,932	27,889,548	3,630,387	2,844,612	27,115,843	17,052,804	12,164,467	13,988,426
Policyowners’ surrenders	(6,928,675)	(4,318,424)	(4,668,466)	(3,859,405)	(8,011,830)	(5,280,047)	(13,178,341)	(12,397,286)
Policyowners’ annuity and death benefits	(346,165)	(236,252)	(421,581)	(337,729)	(887,660)	(662,683)	(911,295)	(1,150,418)
Net transfers from (to) Fixed Account	10,035,203	7,164,034	962,654	1,115,660	6,641,136	7,489,714	4,196,392	5,761,687
Transfers between Investment Divisions	1,541,391	2,176,509	(1,758,207)	3,344,005	(566,386)	(1,210,308)	(1,100,998)	433,134

Net contributions and (withdrawals)	69,151,686	32,675,415	(2,255,213)	3,107,143	24,291,103	17,389,480	1,170,225	6,635,543

Increase (decrease) in net assets	106,654,739	9,425,000	4,075,677	(10,375,336)	41,188,640	9,207,451	12,848,856	(15,097,299)
NET ASSETS:
Beginning of period	77,013,185	67,588,185	46,387,773	56,763,109	93,039,348	83,831,897	106,592,459	121,689,758

End of period	$183,667,924	$77,013,185	$50,463,450	$46,387,773	$134,227,988	$93,039,348	$119,441,315	$106,592,459

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	BlackRock® High Yield V.I. Fund— Class III		BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon IP Technology Growth Portfolio— Service Shares		BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares
	2023	2022	2023	2022	2023	2022	2023	2022 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$4,222,741	$2,904,516	$(253,574)	$(268,785)	$(2,013,884)	$(1,908,747)	$(7,943)	$(1,796)
Net realized gain (loss) on investments	(1,432,156)	(1,102,998)	(158,525)	(262,168)	(2,420,263)	(2,997,211)	(8,626)	(244)
Realized gain distribution received	—	—	—	1,792,136	—	13,503,679	83,643	—
Change in unrealized appreciation/(depreciation) on investments	6,641,160	(12,585,928)	7,890,325	(14,173,189)	67,761,359	(98,126,374)	143,881	(16,329)

Net increase (decrease) in net assets resulting from operations	9,431,745	(10,784,410)	7,478,226	(12,912,006)	63,327,212	(89,528,653)	210,955	(18,369)

Contributions and (withdrawals):
Payments received from policyowners	8,999,743	7,774,766	107,738	238,991	13,011,379	10,432,678	348,695	245,208
Policyowners’ surrenders	(9,209,683)	(7,119,992)	(1,442,450)	(1,422,324)	(14,880,833)	(9,555,692)	(94,291)	(11,103)
Policyowners’ annuity and death benefits	(872,991)	(625,402)	(604,576)	(334,446)	(1,453,405)	(1,531,744)	—	—
Net transfers from (to) Fixed Account	5,842,614	7,525,499	66,047	(256,084)	6,498,626	7,333,529	222,368	137,211
Transfers between Investment Divisions	2,428,016	(6,767,908)	1,661,557	110,341	(786,390)	10,935,285	357,356	187,500

Net contributions and (withdrawals)	7,187,699	786,963	(211,684)	(1,663,522)	2,389,377	17,614,056	834,128	558,816

Increase (decrease) in net assets	16,619,444	(9,997,447)	7,266,542	(14,575,528)	65,716,589	(71,914,597)	1,045,083	540,447
NET ASSETS:
Beginning of period	79,685,346	89,682,793	13,457,965	28,033,493	111,217,536	183,132,133	540,447	—

End of period	$96,304,790	$79,685,346	$20,724,507	$13,457,965	$176,934,125	$111,217,536	$1,585,530	$540,447

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	ClearBridge Variable Appreciation Portfolio— Class II		Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Intermediate Bond Fund— Class 2
	2023	2022	2023	2022	2023	2022	2023	2022 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(120,166)	$(110,697)	$258,038	$356,123	$1,254,009	$931,330	$4,469	$2,372
Net realized gain (loss) on investments	530,442	482,496	(35,766)	126,453	(1,382,951)	(971,288)	(6,727)	(1,300)
Realized gain distribution received	574,374	887,628	—	—	—	—	—	84
Change in unrealized appreciation/(depreciation) on investments	2,235,117	(3,973,950)	(331,066)	(186,307)	2,855,420	(7,432,528)	56,553	(11,724)

Net increase (decrease) in net assets resulting from operations	3,219,767	(2,714,523)	(108,794)	296,269	2,726,478	(7,472,486)	54,295	(10,568)

Contributions and (withdrawals):
Payments received from policyowners	1,778,244	1,733,091	9,601	20,729	863,967	751,249	537,535	47,726
Policyowners’ surrenders	(1,648,471)	(1,105,516)	(177,193)	(170,910)	(2,826,531)	(2,602,733)	(40,610)	(9,420)
Policyowners’ annuity and death benefits	(44,229)	(216,716)	—	—	(294,584)	(203,221)	—	—
Net transfers from (to) Fixed Account	700,937	892,312	4,896	18,440	472,350	504,259	320,066	111,023
Transfers between Investment Divisions	343,536	(612,492)	73,137	(375,366)	(544,336)	530,796	156,839	130,662

Net contributions and (withdrawals)	1,130,017	690,679	(89,559)	(507,107)	(2,329,134)	(1,019,650)	973,830	279,991

Increase (decrease) in net assets	4,349,784	(2,023,844)	(198,353)	(210,838)	397,344	(8,492,136)	1,028,125	269,423
NET ASSETS:
Beginning of period	17,879,143	19,902,987	1,336,407	1,547,245	34,288,719	42,780,855	269,423	—

End of period	$22,228,927	$17,879,143	$1,138,054	$1,336,407	$34,686,063	$34,288,719	$1,297,548	$269,423

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Delaware VIP® Small Cap Value Series— Service Class		DWS Alternative Asset Allocation VIP— Class B		Fidelity® VIP Bond Index Portfolio— Service Class 2
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(383,833)	$(405,099)	$(101,581)	$(128,885)	$3,136,938	$3,723,701	$408,200	$(22,228)
Net realized gain (loss) on investments	(5,661,141)	(1,094,777)	(179,776)	574,100	(324,769)	843,763	(1,254,072)	(1,333,598)
Realized gain distribution received	2,921,385	15,372,826	609,993	1,022,177	574,456	68,808	—	—
Change in unrealized appreciation/(depreciation) on investments	10,670,512	(18,745,815)	979,084	(3,721,371)	(840,926)	(11,206,543)	2,580,028	(6,555,977)

Net increase (decrease) in net assets resulting from operations	7,546,923	(4,872,865)	1,307,720	(2,253,979)	2,545,699	(6,570,271)	1,734,156	(7,911,803)

Contributions and (withdrawals):
Payments received from policyowners	3,615,508	2,963,030	1,329,930	2,254,244	1,660,777	3,276,184	4,802,097	3,711,230
Policyowners’ surrenders	(4,789,484)	(3,867,843)	(1,074,366)	(827,732)	(5,495,886)	(4,661,955)	(3,947,295)	(2,958,107)
Policyowners’ annuity and death benefits	(686,842)	(417,472)	(68,203)	(128,226)	(599,189)	(403,012)	(468,915)	(362,393)
Net transfers from (to) Fixed Account	1,116,239	702,368	1,327,593	1,195,235	885,429	1,335,817	1,608,895	1,903,423
Transfers between Investment Divisions	(816,938)	(2,667,536)	(56,874)	(2,812,132)	521,764	(2,785,191)	1,600,039	(3,770,313)

Net contributions and (withdrawals)	(1,561,517)	(3,287,453)	1,458,080	(318,611)	(3,027,105)	(3,238,157)	3,594,821	(1,476,160)

Increase (decrease) in net assets	5,985,406	(8,160,318)	2,765,800	(2,572,590)	(481,406)	(9,808,428)	5,328,977	(9,387,963)
NET ASSETS:
Beginning of period	38,491,207	46,651,525	13,816,343	16,388,933	63,981,360	73,789,788	45,746,428	55,134,391

End of period	$44,476,613	$38,491,207	$16,582,143	$13,816,343	$63,499,954	$63,981,360	$51,075,405	$45,746,428

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP ContrafundSM Portfolio— Service Class 2		Fidelity® VIP Emerging Markets Portfolio— Service Class 2		Fidelity® VIP Equity-Income PortfolioSM— Initial Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,140,273)	$(1,202,854)	$(4,348,245)	$(4,489,704)	$113,056	$31,358	$159,152	$179,169
Net realized gain (loss) on investments	4,025,379	5,727,247	18,503,477	9,418,451	(1,781,394)	(511,485)	600,161	549,751
Realized gain distribution received	4,089,609	5,872,717	12,999,743	17,686,986	—	—	1,153,407	1,503,569
Change in unrealized appreciation/(depreciation) on investments	25,175,598	(54,594,681)	68,894,020	(145,532,319)	2,525,093	(2,453,129)	1,670,493	(5,517,004)

Net increase (decrease) in net assets resulting from operations	32,150,313	(44,197,571)	96,048,995	(122,916,586)	856,755	(2,933,256)	3,583,213	(3,284,515)

Contributions and (withdrawals):
Payments received from policyowners	613,416	752,484	22,796,874	18,284,732	2,027,238	1,607,156	216,719	275,917
Policyowners’ surrenders	(12,688,175)	(8,227,841)	(46,821,431)	(34,943,305)	(876,037)	(829,168)	(4,614,981)	(3,159,436)
Policyowners’ annuity and death benefits	(2,787,848)	(2,812,425)	(3,011,200)	(3,023,527)	(115,505)	(54,734)	(1,111,924)	(905,466)
Net transfers from (to) Fixed Account	(162,944)	(1,009,966)	8,613,541	10,625,769	512,535	1,132,322	(103,505)	(386,532)
Transfers between Investment Divisions	(1,015,768)	(1,319,427)	(17,147,732)	7,189,271	369,576	173,322	(721,272)	(74,950)

Net contributions and (withdrawals)	(16,041,319)	(12,617,175)	(35,569,948)	(1,867,060)	1,917,807	2,028,898	(6,334,963)	(4,250,467)

Increase (decrease) in net assets	16,108,994	(56,814,746)	60,479,047	(124,783,646)	2,774,562	(904,358)	(2,751,750)	(7,534,982)
NET ASSETS:
Beginning of period	108,370,068	165,184,814	322,649,536	447,433,182	12,754,091	13,658,449	44,297,948	51,832,930

End of period	$124,479,062	$108,370,068	$383,128,583	$322,649,536	$15,528,653	$12,754,091	$41,546,198	$44,297,948

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2		Fidelity® VIP FundsManager® 60% Portfolio— Investor Class		Fidelity® VIP FundsManager® 60% Portfolio— Service Class		Fidelity® VIP Government Money Market Portfolio— Investor Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$600,099	$455,638	$4,385,434	$242,806	$454,151	$152,861	$—	$(829)
Net realized gain (loss) on investments	2,465,670	2,405,681	(83,693)	(217,116)	(554,557)	(640,249)	—	—
Realized gain distribution received	4,565,343	5,100,288	—	120,303,257	—	4,065,223	—	—
Change in unrealized appreciation/(depreciation) on investments	5,333,754	(17,920,535)	94,266,448	(258,858,130)	4,245,676	(8,127,738)	—	—

Net increase (decrease) in net assets resulting from operations	12,964,866	(9,958,928)	98,568,189	(138,529,183)	4,145,270	(4,549,903)	—	(829)

Contributions and (withdrawals):
Payments received from policyowners	13,222,386	13,957,859	52,712,343	182,553,244	7,442,285	6,621,072	—	699,981
Policyowners’ surrenders	(16,570,312)	(11,867,734)	(9,623,070)	(5,406,313)	(2,017,750)	(1,535,007)	—	—
Policyowners’ annuity and death benefits	(1,384,521)	(2,110,703)	(4,890,366)	(1,675,887)	(279,518)	(109,735)	—	—
Net transfers from (to) Fixed Account	6,631,685	5,984,233	—	—	1,859,702	2,722,700	—	—
Transfers between Investment Divisions	(1,704,375)	243,511	—	699,152	2,608,411	(787,145)	—	(699,152)

Net contributions and (withdrawals)	194,863	6,207,166	38,198,907	176,170,196	9,613,130	6,911,885	—	829

Increase (decrease) in net assets	13,159,729	(3,751,762)	136,767,096	37,641,013	13,758,400	2,361,982	—	—
NET ASSETS:
Beginning of period	146,348,958	150,100,720	798,095,221	760,454,208	28,198,482	25,836,500	—	—

End of period	$159,508,687	$146,348,958	$934,862,317	$798,095,221	$41,956,882	$28,198,482	$—	$—

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity® VIP Health Care Portfolio— Service Class 2		Fidelity® VIP International Index Portfolio— Service Class 2		Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2
	2023	2022	2023	2022	2023	2022	2023	2022 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,730,415)	$(2,538,142)	$(764,240)	$(734,044)	$369,993	$124,406	$86,967	$23,328
Net realized gain (loss) on investments	(1,431,369)	(2,599,446)	(899,781)	(1,670,553)	26,597	(59,049)	(32,869)	(1,077)
Realized gain distribution received	—	32,344,759	—	3,230,112	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	73,445,650	(118,277,685)	3,294,808	(8,697,018)	2,067,915	(1,662,050)	100,454	(29,150)

Net increase (decrease) in net assets resulting from operations	69,283,866	(91,070,514)	1,630,787	(7,871,503)	2,464,505	(1,596,693)	154,552	(6,899)

Contributions and (withdrawals):
Payments received from policyowners	22,718,539	19,466,751	5,723,752	7,205,189	8,283,761	4,645,063	2,781,396	576,379
Policyowners’ surrenders	(17,493,547)	(12,705,937)	(4,087,778)	(4,214,958)	(940,891)	(452,271)	(272,454)	(33,426)
Policyowners’ annuity and death benefits	(1,794,544)	(1,137,576)	(534,714)	(308,347)	(56,181)	(76,733)	(357)	(7,753)
Net transfers from (to) Fixed Account	11,441,464	14,784,442	4,719,088	6,385,141	1,849,002	978,105	633,525	310,144
Transfers between Investment Divisions	4,245,117	(278,009)	3,262,090	(5,883,883)	1,335,125	107,549	700,389	439,548

Net contributions and (withdrawals)	19,117,029	20,129,671	9,082,438	3,183,142	10,470,816	5,201,713	3,842,499	1,284,892

Increase (decrease) in net assets	88,400,895	(70,940,843)	10,713,225	(4,688,361)	12,935,321	3,605,020	3,997,051	1,277,993
NET ASSETS:
Beginning of period	152,397,900	223,338,743	53,373,812	58,062,173	12,039,869	8,434,849	1,277,993	—

End of period	$240,798,795	$152,397,900	$64,087,037	$53,373,812	$24,975,190	$12,039,869	$5,275,044	$1,277,993

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Fidelity® VIP Mid Cap Portfolio— Service Class 2		Franklin Templeton Aggressive Model Portfolio— Class II		Franklin Templeton Conservative Model Portfolio— Class II		Franklin Templeton Moderate Model Portfolio— Class II
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,228,020)	$(1,487,889)	$(116,092)	$1,117,005	$1,282,198	$587,918	$2,634,900	$4,620,483
Net realized gain (loss) on investments	902,932	1,125,712	(39,018)	239,842	(1,847,268)	(1,477,896)	(1,657,082)	(418,808)
Realized gain distribution received	3,389,510	8,327,920	548,727	2,645,622	—	90,553	1,376,222	2,711,504
Change in unrealized appreciation/(depreciation) on investments	11,677,623	(31,205,932)	17,006,111	(15,461,155)	4,683,476	(6,403,606)	42,952,559	(54,660,375)

Net increase (decrease) in net assets resulting from operations	14,742,045	(23,240,189)	17,399,728	(11,458,686)	4,118,406	(7,203,031)	45,306,599	(47,747,196)

Contributions and (withdrawals):
Payments received from policyowners	8,263,283	6,098,399	29,979,558	28,475,527	9,832,507	6,980,953	69,256,432	67,833,494
Policyowners’ surrenders	(15,862,657)	(11,080,445)	(7,055,518)	(2,862,439)	(4,538,523)	(7,504,750)	(21,416,751)	(14,599,501)
Policyowners’ annuity and death benefits	(1,318,320)	(999,448)	(1,251,869)	(17,874)	(753,522)	(15,318)	(1,462,750)	(2,013,318)
Net transfers from (to) Fixed Account	2,508,006	2,943,508	12,537,615	14,368,148	6,741,978	5,400,649	58,639,967	61,194,725
Transfers between Investment Divisions	703,384	(4,739,431)	353,856	3,744,919	(2,596,461)	9,764,899	(3,897,443)	50,115

Net contributions and (withdrawals)	(5,706,304)	(7,777,417)	34,563,642	43,708,281	8,685,979	14,626,433	101,119,455	112,465,515

Increase (decrease) in net assets	9,035,741	(31,017,606)	51,963,370	32,249,595	12,804,385	7,423,402	146,426,054	64,718,319
NET ASSETS:
Beginning of period	115,157,127	146,174,733	84,897,307	52,647,712	53,493,419	46,070,017	328,983,641	264,265,322

End of period	$124,192,868	$115,157,127	$136,860,677	$84,897,307	$66,297,804	$53,493,419	$475,409,695	$328,983,641

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Franklin Templeton Moderately Aggressive Model Portfolio— Class II		Franklin Templeton Moderately Conservative Model Portfolio— Class II		Invesco V.I. EQV International Equity Fund— Series II Shares		Invesco V.I. Main Street Small Cap Fund®— Series II Shares
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$693,643	$2,894,446	$2,003,832	$1,568,448	$(431,651)	$(24,596)	$(24,980)	$(88,286)
Net realized gain (loss) on investments	(688,772)	(220,227)	(2,237,223)	(876,503)	(1,946,760)	(539,289)	(636,831)	(249,248)
Realized gain distribution received	1,239,683	4,162,660	—	343,142	22,104	3,378,309	—	1,140,554
Change in unrealized appreciation/(depreciation) on investments	40,642,391	(45,761,591)	12,798,773	(18,879,914)	6,739,825	(9,746,543)	2,816,057	(2,155,813)

Net increase (decrease) in net assets resulting from operations	41,886,945	(38,924,712)	12,565,382	(17,844,827)	4,383,518	(6,932,119)	2,154,246	(1,352,793)

Contributions and (withdrawals):
Payments received from policyowners	74,122,524	59,488,364	17,890,422	20,920,682	1,362,543	1,128,450	3,081,110	2,232,615
Policyowners’ surrenders	(18,447,696)	(12,219,122)	(10,403,250)	(5,690,921)	(3,609,603)	(2,763,734)	(1,063,143)	(365,206)
Policyowners’ annuity and death benefits	(1,471,043)	(2,241,355)	(1,836,251)	(1,039,028)	(238,139)	(335,514)	(143,961)	(28,535)
Net transfers from (to) Fixed Account	41,750,490	44,315,473	15,819,097	23,610,841	607,963	943,717	1,246,050	2,088,751
Transfers between Investment Divisions	(5,096,103)	479,045	(1,614,816)	(649,685)	(317,772)	720,437	1,762,212	690,579

Net contributions and (withdrawals)	90,858,172	89,822,405	19,855,202	37,151,889	(2,195,008)	(306,644)	4,882,268	4,618,204

Increase (decrease) in net assets	132,745,117	50,897,693	32,420,584	19,307,062	2,188,510	(7,238,763)	7,036,514	3,265,411
NET ASSETS:
Beginning of period	249,078,611	198,180,918	129,398,005	110,090,943	28,359,472	35,598,235	9,915,605	6,650,194

End of period	$381,823,728	$249,078,611	$161,818,589	$129,398,005	$30,547,982	$28,359,472	$16,952,119	$9,915,605

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Janus Henderson Enterprise Portfolio— Service Shares		Janus Henderson Global Research Portfolio— Institutional Shares		Janus Henderson Global Research Portfolio— Service Shares		MFS® International Intrinsic Value Portfolio— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(514,846)	$(479,315)	$(233,754)	$(190,711)	$(223,144)	$(194,066)	$(356,743)	$(353,860)
Net realized gain (loss) on investments	(701,769)	(308,474)	2,583,906	2,454,347	1,172,759	1,065,332	142,800	(307,072)
Realized gain distribution received	3,115,983	6,113,046	1,250,623	5,196,668	1,093,562	3,928,503	3,145,554	1,715,794
Change in unrealized appreciation/(depreciation) on investments	4,504,380	(12,241,863)	6,235,452	(19,168,548)	6,291,801	(13,288,599)	3,068,895	(12,600,688)

Net increase (decrease) in net assets resulting from operations	6,403,748	(6,916,606)	9,836,227	(11,708,244)	8,334,978	(8,488,830)	6,000,506	(11,545,826)

Contributions and (withdrawals):
Payments received from policyowners	6,419,968	5,276,924	238,933	424,256	2,863,800	2,750,616	3,926,012	3,788,077
Policyowners’ surrenders	(3,944,205)	(2,639,493)	(3,726,099)	(3,204,280)	(4,339,598)	(3,004,966)	(3,288,604)	(2,629,612)
Policyowners’ annuity and death benefits	(379,067)	(140,725)	(1,205,360)	(761,315)	(285,470)	(294,264)	(233,413)	(270,587)
Net transfers from (to) Fixed Account	2,922,292	3,591,772	(5,297)	(620,180)	2,021,719	1,333,929	1,341,442	2,178,074
Transfers between Investment Divisions	3,459,140	(3,849,976)	(345,938)	(418,422)	294,209	187,558	(717,750)	382,081

Net contributions and (withdrawals)	8,478,128	2,238,502	(5,043,761)	(4,579,941)	554,660	972,873	1,027,687	3,448,033

Increase (decrease) in net assets	14,881,876	(4,678,104)	4,792,466	(16,288,185)	8,889,638	(7,515,957)	7,028,193	(8,097,793)
NET ASSETS:
Beginning of period	35,643,426	40,321,530	41,646,882	57,935,067	33,394,856	40,910,813	37,841,990	45,939,783

End of period	$50,525,302	$35,643,426	$46,439,348	$41,646,882	$42,284,494	$33,394,856	$44,870,183	$37,841,990

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MFS® Investors Trust Series— Initial Class		MFS® Investors Trust Series— Service Class		MFS® Mid Cap Value Portfolio— Service Class		MFS® Research International Portfolio— Service Class
	2023	2022	2023	2022	2023	2022	2023	2022 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(55,506)	$(65,989)	$(575,020)	$(676,607)	$73,853	$(130,082)	$(1,957)	$5,326
Net realized gain (loss) on investments	435,469	245,983	1,093,779	1,586,081	(230,214)	874,309	21,817	(2,006)
Realized gain distribution received	386,795	1,055,429	3,202,744	7,900,014	856,919	1,702,954	—	11,041
Change in unrealized appreciation/(depreciation) on investments	391,478	(2,964,591)	5,202,763	(21,561,574)	2,065,884	(4,703,678)	95,331	6,092

Net increase (decrease) in net assets resulting from operations	1,158,236	(1,729,168)	8,924,266	(12,752,086)	2,766,442	(2,256,497)	115,191	20,453

Contributions and (withdrawals):
Payments received from policyowners	36,885	19,366	1,932,815	1,697,705	4,147,554	3,561,670	507,866	301,752
Policyowners’ surrenders	(947,169)	(511,888)	(5,571,309)	(4,061,916)	(2,500,909)	(1,654,065)	(84,476)	(17,768)
Policyowners’ annuity and death benefits	(522,021)	(123,627)	(414,076)	(430,787)	(206,736)	(239,197)	(360)	—
Net transfers from (to) Fixed Account	2,505	(36,245)	763,522	608,887	1,706,856	1,596,811	139,748	62,451
Transfers between Investment Divisions	(79,831)	(92,178)	(2,142,062)	(2,322,698)	225,135	(1,920,911)	412,152	214,420

Net contributions and (withdrawals)	(1,509,631)	(744,572)	(5,431,110)	(4,508,809)	3,371,900	1,344,308	974,930	560,855

Increase (decrease) in net assets	(351,395)	(2,473,740)	3,493,156	(17,260,895)	6,138,342	(912,189)	1,090,121	581,308
NET ASSETS:
Beginning of period	7,502,653	9,976,393	55,323,287	72,584,182	22,020,892	22,933,081	581,308	—

End of period	$7,151,258	$7,502,653	$58,816,443	$55,323,287	$28,159,234	$22,020,892	$1,671,429	$581,308

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	MFS® Research Series— Initial Class		MFS® Research Series— Service Class		Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class I
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(74,415)	$(82,333)	$(508,996)	$(583,148)	$129,872	$(104,437)	$(20,380)	$(22,820)
Net realized gain (loss) on investments	172,858	268,095	493,377	898,525	(1,838,970)	(594,444)	20,685	25,167
Realized gain distribution received	439,712	1,067,015	2,284,953	5,699,545	—	4,286,215	—	261,826
Change in unrealized appreciation/(depreciation) on investments	966,530	(3,128,735)	5,485,240	(15,909,879)	4,076,357	(10,279,478)	203,424	(839,667)

Net increase (decrease) in net assets resulting from operations	1,504,685	(1,875,958)	7,754,574	(9,894,957)	2,367,259	(6,692,144)	203,729	(575,494)

Contributions and (withdrawals):
Payments received from policyowners	43,946	58,852	1,752,888	1,075,005	3,103,193	2,140,725	—	(16,744)
Policyowners’ surrenders	(940,843)	(487,786)	(4,113,055)	(3,321,273)	(2,345,440)	(1,777,029)	(77,731)	(49,990)
Policyowners’ annuity and death benefits	(195,514)	(78,566)	(406,518)	(368,674)	(93,550)	(320,048)	(15,628)	(12,262)
Net transfers from (to) Fixed Account	(41,433)	(250,897)	407,993	761,343	1,141,063	1,291,891	753	933
Transfers between Investment Divisions	(53,155)	(166,533)	(1,589,556)	(1,940,198)	(706,437)	(934,165)	(1,301)	(10,916)

Net contributions and (withdrawals)	(1,186,999)	(924,930)	(3,948,248)	(3,793,797)	1,098,829	401,374	(93,907)	(88,979)

Increase (decrease) in net assets	317,686	(2,800,888)	3,806,326	(13,688,754)	3,466,088	(6,290,770)	109,822	(664,473)
NET ASSETS:
Beginning of period	7,772,053	10,572,941	40,028,248	53,717,002	17,982,340	24,273,110	1,271,259	1,935,732

End of period	$8,089,739	$7,772,053	$43,834,574	$40,028,248	$21,448,428	$17,982,340	$1,381,081	$1,271,259

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT Income Portfolio— Advisor Class		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class
	2023	2022	2023	2022	2023	2022	2023	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,017,172)	$(1,090,826)	$886,046	$348,364	$640,349	$(145,797)	$843,311	$75,698
Net realized gain (loss) on investments	(4,301,457)	(429,259)	(256,764)	(372,565)	(2,634,109)	(1,966,213)	(595,988)	(441,754)
Realized gain distribution received	—	14,835,516	—	1,295	1,810,889	30,345	—	—
Change in unrealized appreciation/(depreciation) on investments	16,180,841	(41,720,894)	1,002,640	(1,423,608)	4,800,832	(7,758,177)	1,090,960	(1,935,550)

Net increase (decrease) in net assets resulting from operations	10,862,212	(28,405,463)	1,631,922	(1,446,514)	4,617,961	(9,839,842)	1,338,283	(2,301,606)

Contributions and (withdrawals):
Payments received from policyowners	5,726,451	4,017,894	6,351,127	4,015,089	2,377,618	2,100,719	3,583,097	3,533,184
Policyowners’ surrenders	(8,576,759)	(6,813,259)	(1,737,667)	(1,078,298)	(9,006,193)	(7,526,586)	(4,293,442)	(3,575,100)
Policyowners’ annuity and death benefits	(907,368)	(915,811)	(87,190)	(108,398)	(696,838)	(1,015,120)	(413,494)	(247,765)
Net transfers from (to) Fixed Account	1,954,931	2,105,443	2,617,592	2,878,274	578,446	1,387,667	3,790,152	4,758,098
Transfers between Investment Divisions	5,991,925	(609,241)	4,094,098	(2,531,968)	864,551	(7,560,588)	951,289	2,258,802

Net contributions and (withdrawals)	4,189,180	(2,214,974)	11,237,960	3,174,699	(5,882,416)	(12,613,908)	3,617,602	6,727,219

Increase (decrease) in net assets	15,051,392	(30,620,437)	12,869,882	1,728,185	(1,264,455)	(22,453,750)	4,955,885	4,425,613
NET ASSETS:
Beginning of period	64,245,442	94,865,879	17,290,672	15,562,487	67,669,791	90,123,541	36,284,968	31,859,355

End of period	$79,296,834	$64,245,442	$30,160,554	$17,290,672	$66,405,336	$67,669,791	$41,240,853	$36,284,968

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2023

and December 31, 2022

	PIMCO VIT Total Return Portfolio— Advisor Class		Western Asset Core Plus VIT Portfolio— Class II
	2023	2022	2023	2022 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,636,985	$1,402,538	$39,379	$15,462
Net realized gain (loss) on investments	(6,501,836)	(3,987,343)	(18,589)	(892)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	9,396,626	(23,366,763)	50,404	(30,324)

Net increase (decrease) in net assets resulting from operations	5,531,775	(25,951,568)	71,194	(15,754)

Contributions and (withdrawals):
Payments received from policyowners	9,486,422	7,470,193	326,628	550,675
Policyowners’ surrenders	(15,080,215)	(11,705,895)	(557,742)	(8,034)
Policyowners’ annuity and death benefits	(1,605,272)	(1,258,942)	(22,165)	—
Net transfers from (to) Fixed Account	2,919,702	3,775,785	232,179	289,153
Transfers between Investment Divisions	3,544,620	(10,665,007)	251,472	411,258

Net contributions and (withdrawals)	(734,743)	(12,383,866)	230,372	1,243,052

Increase (decrease) in net assets	4,797,032	(38,335,434)	301,566	1,227,298
NET ASSETS:
Beginning of period	132,110,402	170,445,836	1,227,298	—

End of period	$136,907,434	$132,110,402	$1,528,864	$1,227,298

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-III (the “Separate Account”) was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity, New York Life Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity), Series IX policies (New York Life Premier Plus Variable Annuity), Series X policies (New York Life Income Plus Variable Annuity), Series XI policies (New York Life Premier Variable Annuity II), Series XII policies (New York Life Premier Plus Variable Annuity II), Series XIII policies (New York Life Complete Access Variable Annuity II), Series XIV policies (New York Life Flexible Premium Variable Annuity III), Series XV policies (New York Life Income Plus Variable Annuity II), Series XVI policies (New York Life Premier Variable Annuity—FP Series), Series XVII policies (New York Life Premier Variable Annuity—P Series), Series XVIII policies (New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity—FP Series) and Series XIX policies (New York Life Premier Advisory Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series III, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009, sales of Series V policies known as New York Life Select Variable Annuity were discontinued. Effective August 16, 2010, sales of all the remaining Series II, Series III, Series IV and Series VI policies were discontinued. Effective July 16, 2012 sales of the New York Life Flexible Premium Variable Annuity were discontinued. Effective February 12, 2016, sales of the Series X policies (New York Life Income Plus Variable Annuity) and Series XV policies (New York Life Income Plus II Variable Annuity) were discontinued. Effective May 1, 2015, sales of the Series VII policies (New York Life Complete Access Variable Annuity), the remaining Series I policies (New York Life Flexible Premium Variable Annuity II), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity) were discontinued. Effective May 1, 2020, sales of the Series XIII policies (New York Life Complete Access Variable Annuity II) were discontinued.

NYLIAC established the Separate Account to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, as well as certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.

The assets of the Separate Account are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AB Variable Products Series Fund, Inc., the AIM Variable Insurance Funds, the American Funds Insurance Series, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the MFS® Variable Insurance Trust III, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust and the PIMCO Variable Insurance Trust, (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging (DCA) Advantage Accounts represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account and the DCA Advantage Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

The MainStay VP U.S. Government Money Market—Initial Class, MainStay VP Natural Resources—Initial Class and Fidelity® VIP Government Money Market Portfolio—Investor Class offer one class of shares under this Separate Account which are presented within the initial class section. MainStay VP Balanced—Service Class, MainStay VP CBRE Global Infrastructure—Service Class, MainStay VP Conservative Allocation—Service Class, MainStay VP Equity Allocation—Service Class, MainStay VP Floating Rate—Service Class, MainStay VP Growth Allocation—Service Class, MainStay VP IQ Hedge Multi-Strategy—Service Class, MainStay VP MacKay Strategic Bond—Service Class, MainStay VP Moderate Allocation—Service Class, MainStay VP PIMCO Real Return—Service Class, AB VPS

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Relative Value Portfolio—Class B, American Funds IS Asset Allocation Fund—Class 4, American Funds IS The Bond Fund of America®—Class 4, American Funds IS Global Small Capitalization Fund—Class 4, American Funds IS Growth Fund—Class 4, American Funds IS New World Fund®—Class 4, American Funds IS Washington Mutual Investors FundSM—Class 4, BlackRock® Global Allocation V.I. Fund—Class III, BlackRock® High Yield V.I. Fund—Class III, BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares, ClearBridge Variable Appreciation Portfolio—Class II, Columbia Variable Portfolio—Commodity Strategy Fund—Class 2, Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2, Columbia Variable Portfolio—Intermediate Bond Fund—Class 2, Columbia Variable Portfolio—Small Cap Value Fund—Class 2, Delaware VIP® Small Cap Value Series—Service Class, DWS Alternative Asset Allocation VIP—Class B, Fidelity® VIP Bond Index Portfolio—Service Class 2, Fidelity® VIP Emerging Markets Portfolio—Service Class 2, Fidelity® VIP Growth Opportunities Portfolio—Service Class 2, Fidelity® VIP Health Care Portfolio—Service Class 2, Fidelity® VIP International Index Portfolio—Service Class 2, Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2, Fidelity® VIP Mid Cap Portfolio—Service Class 2, Franklin Templeton Aggressive Model Portfolio—Class II, Franklin Templeton Conservative Model Portfolio —Class II, Franklin Templeton Moderate Model Portfolio—Class II, Franklin Templeton Moderately Aggressive Model Portfolio—Class II, Franklin Templeton Moderately Conservative Model Portfolio—Class II, Invesco V.I. EQV International Equity Fund—Series II Shares, Invesco V.I. Main Street Small Cap Fund®—Series II Shares, Janus Henderson Enterprise Portfolio—Service Shares, MFS® International Intrinsic Value Portfolio—Service Class, MFS® Mid Cap Value Portfolio—Service Class, MFS® Research International Portfolio—Service Class, Morgan Stanley VIF U.S. Real Estate Portfolio—Class II, PIMCO VIT Income Portfolio—Advisor Class, PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class, PIMCO VIT Low Duration Portfolio—Advisor Class, PIMCO VIT Total Return Portfolio—Advisor Class and Western Asset Core Plus VIT Portfolio—Class II offer one class of shares under this Separate Account which are presented within the service class section.

The following Investment Divisions, with their respective Fund portfolios, are available in this Separate Account:

MainStay VP American Century Sustainable Equity—Initial Class

MainStay VP American Century Sustainable Equity—Service Class

MainStay VP Balanced—Service Class

MainStay VP Bond—Initial Class

MainStay VP Bond—Service Class

MainStay VP Candriam Emerging Markets Equity—Initial Class

MainStay VP Candriam Emerging Markets Equity—Service Class

MainStay VP CBRE Global Infrastructure—Service Class

MainStay VP Conservative Allocation—Service Class

MainStay VP Epoch U.S. Equity Yield—Initial Class

MainStay VP Epoch U.S. Equity Yield—Service Class

MainStay VP Equity Allocation—Service Class

MainStay VP Fidelity Institutional AM® Utilities—Initial Class

MainStay VP Fidelity Institutional AM® Utilities—Service Class

MainStay VP Floating Rate—Service Class

MainStay VP Growth Allocation—Service Class

MainStay VP Income Builder—Initial Class

MainStay VP Income Builder—Service Class

MainStay VP IQ Hedge Multi-Strategy—Service Class

MainStay VP Janus Henderson Balanced—Initial Class

MainStay VP Janus Henderson Balanced—Service Class

MainStay VP MacKay Convertible—Initial Class

MainStay VP MacKay Convertible—Service Class

MainStay VP MacKay Government—Initial Class

MainStay VP MacKay Government—Service Class

MainStay VP MacKay High Yield Corporate Bond—Initial Class

MainStay VP MacKay High Yield Corporate Bond—Service Class

MainStay VP MacKay Strategic Bond—Service Class

MainStay VP Moderate Allocation—Service Class

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP Natural Resources—Initial Class

MainStay VP PIMCO Real Return—Service Class

MainStay VP PineStone International Equity—Initial Class (formerly MainStay VP MacKay International Equity—Initial Class)

MainStay VP PineStone International Equity—Service Class (formerly MainStay VP MacKay International Equity—Service Class)

MainStay VP S&P 500 Index—Initial Class

MainStay VP S&P 500 Index—Service Class

MainStay VP Small Cap Growth—Initial Class

MainStay VP Small Cap Growth—Service Class

MainStay VP U.S. Government Money Market—Initial Class

MainStay VP Wellington Growth—Initial Class

MainStay VP Wellington Growth—Service Class

MainStay VP Wellington Mid Cap—Initial Class

MainStay VP Wellington Mid Cap—Service Class

MainStay VP Wellington Small Cap—Initial Class

MainStay VP Wellington Small Cap—Service Class

MainStay VP Wellington U.S. Equity—Initial Class

MainStay VP Wellington U.S. Equity—Service Class

MainStay VP Winslow Large Cap Growth—Initial Class

MainStay VP Winslow Large Cap Growth—Service Class

AB VPS Relative Value Portfolio—Class B (formerly AB VPS Growth and Income Portfolio—Class B)

American Funds IS Asset Allocation Fund—Class 4

American Funds IS The Bond Fund of America®—Class 4

American Funds IS Global Small Capitalization Fund—Class 4

American Funds IS Growth Fund—Class 4

American Funds IS New World Fund®—Class 4

American Funds IS Washington Mutual Investors FundSM—Class 4

BlackRock® Global Allocation V.I. Fund—Class III

BlackRock® High Yield V.I. Fund—Class III

BNY Mellon IP Technology Growth Portfolio—Initial Shares

BNY Mellon IP Technology Growth Portfolio—Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares

ClearBridge Variable Appreciation Portfolio—Class II

Columbia Variable Portfolio—Commodity Strategy Fund—Class 2

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2

Columbia Variable Portfolio—Intermediate Bond Fund—Class 2

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

Delaware VIP® Small Cap Value Series—Service Class

DWS Alternative Asset Allocation VIP—Class B

Fidelity® VIP Bond Index Portfolio—Service Class 2

Fidelity® VIP ContrafundSM Portfolio—Initial Class

Fidelity® VIP ContrafundSM Portfolio—Service Class 2

Fidelity® VIP Emerging Markets Portfolio—Service Class 2

Fidelity® VIP Equity-Income PortfolioSM—Initial Class

Fidelity® VIP Equity-Income PortfolioSM—Service Class 2

Fidelity® VIP FundsManager® 60% Portfolio—Investor Class

Fidelity® VIP FundsManager® 60% Portfolio—Service Class

Fidelity® VIP Government Money Market Portfolio—Investor Class

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2

Fidelity® VIP Health Care Portfolio—Service Class 2

Fidelity® VIP International Index Portfolio—Service Class 2

Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2

Fidelity® VIP Mid Cap Portfolio—Service Class 2

Franklin Templeton Aggressive Model Portfolio—Class II

Franklin Templeton Conservative Model Portfolio—Class II

Franklin Templeton Moderate Model Portfolio—Class II

Franklin Templeton Moderately Aggressive Model Portfolio—Class II

Franklin Templeton Moderately Conservative Model Portfolio—Class II

Invesco V.I. EQV International Equity Fund—Series II Shares

Invesco V.I. Main Street Small Cap Fund®—Series II Shares

Janus Henderson Enterprise Portfolio—Service Shares

Janus Henderson Global Research Portfolio—Institutional Shares

Janus Henderson Global Research Portfolio—Service Shares

MFS® International Intrinsic Value Portfolio—Service Class

MFS® Investors Trust Series—Initial Class

MFS® Investors Trust Series—Service Class

MFS® Mid Cap Value Portfolio—Service Class

MFS® Research International Portfolio—Service Class

MFS® Research Series—Initial Class

MFS® Research Series—Service Class

Morgan Stanley VIF U.S. Real Estate Portfolio—Class II

Neuberger Berman AMT Mid Cap Growth Portfolio—Class I

Neuberger Berman AMT Mid Cap Growth Portfolio—Class S

PIMCO VIT Income Portfolio—Advisor Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class

PIMCO VIT Low Duration Portfolio—Advisor Class

PIMCO VIT Total Return Portfolio—Advisor Class

Western Asset Core Plus VIT Portfolio—Class II

Not all investment options are available under all policies.

New investments in the MainStay VP Candriam Emerging Markets Equity, MainStay VP Wellington Growth and Columbia Variable Portfolio—Commodity Strategy Fund Investment Divisions are restricted to those policies already invested in these Investment Divisions.

For Series I policies known as New York Life Flexible Premium Variable Annuity II and Series VII, VIII, IX, X, XI, XII, XIII, XIV, XV, XVI and XIX policies, initial premium payments are allocated to the Investment Divisions, Fixed Account (where available) and/or DCA Advantage Accounts (where available) within two business days after receipt. For Series I, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV, XV, XVI and XIX policies, subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions, one year Fixed Account (where available), three year Fixed Account (where available), and/or DCA Advantage Accounts (where available) at the close of the business day they are received. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. In those states where NYLIAC offers a single premium version of the Series III, VI, VIII and IX policies, only one premium payment is allowed. In those states where NYLIAC offers a modified premium version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. For Series XVII and XVIII policies known as the New York Life Premier Variable Annuity—P Series, New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity—FP Series, initial premium payments are allocated to the Investment Division within two business days after receipt. Subsequent initial premium payments must be received within 90 days after the Policy Date and will be allocated to your policy at the close of the Business Day on which they are received.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

In addition, for Series I, II, III, VI, VII, VIII, IX, XI, XII, XIII, XIV and XVI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC subject to certain restrictions. For Series XVIII policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account, from one or more Investment Divisions to the Index-linked Account or the Fixed Account of NYLIAC, subject to certain restrictions. For Series XIX policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account subject to certain restrictions. On the accompanying Statement of Changes in Net Assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Accounts.

No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

	Purchases	Sales
MainStay VP American Century Sustainable Equity—Initial Class	$12,362	$8,346
MainStay VP American Century Sustainable Equity—Service Class	27,511	18,427
MainStay VP Balanced—Service Class	21,408	27,175
MainStay VP Bond—Initial Class	865	4,120
MainStay VP Bond—Service Class	14,375	18,461
MainStay VP Candriam Emerging Markets Equity—Initial Class	196	1,155
MainStay VP Candriam Emerging Markets Equity—Service Class	1,380	4,477
MainStay VP CBRE Global Infrastructure—Service Class	3,602	3,512
MainStay VP Conservative Allocation—Service Class	25,928	46,137
MainStay VP Epoch U.S. Equity Yield—Initial Class	7,590	12,469
MainStay VP Epoch U.S. Equity Yield—Service Class	30,963	38,419
MainStay VP Equity Allocation—Service Class	31,380	29,949
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	228	39
MainStay VP Fidelity Institutional AM® Utilities—Service Class	73,183	62,527
MainStay VP Floating Rate—Service Class	81,017	49,595
MainStay VP Growth Allocation—Service Class	48,163	62,841
MainStay VP Income Builder—Initial Class	1,524	7,041
MainStay VP Income Builder—Service Class	21,292	25,174
MainStay VP IQ Hedge Multi-Strategy—Service Class	7,986	11,499
MainStay VP Janus Henderson Balanced—Initial Class	7,292	19,607
MainStay VP Janus Henderson Balanced—Service Class	115,188	56,426
MainStay VP MacKay Convertible—Initial Class	2,049	9,704
MainStay VP MacKay Convertible—Service Class	52,667	45,154
MainStay VP MacKay Government—Initial Class	533	2,585
MainStay VP MacKay Government—Service Class	9,019	11,213
MainStay VP MacKay High Yield Corporate Bond—Initial Class	6,044	22,330
MainStay VP MacKay High Yield Corporate Bond—Service Class	109,559	108,360
MainStay VP MacKay Strategic Bond—Service Class	28,985	37,054
MainStay VP Moderate Allocation—Service Class	43,770	58,358
MainStay VP Natural Resources—Initial Class	18,660	39,124
MainStay VP PIMCO Real Return—Service Class	21,075	19,546
MainStay VP PineStone International Equity—Initial Class	626	2,839
MainStay VP PineStone International Equity—Service Class	8,392	13,253
MainStay VP S&P 500 Index—Initial Class	6,813	25,852
MainStay VP S&P 500 Index—Service Class	161,277	90,765
MainStay VP Small Cap Growth—Initial Class	464	5,966
MainStay VP Small Cap Growth—Service Class	8,826	6,613
MainStay VP U.S. Government Money Market—Initial Class	110,775	137,551
MainStay VP Wellington Growth—Initial Class	294	9,244
MainStay VP Wellington Growth—Service Class	379	3,542

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
MainStay VP Wellington Mid Cap—Initial Class	$842	$5,907
MainStay VP Wellington Mid Cap—Service Class	11,016	22,560
MainStay VP Wellington Small Cap—Initial Class	1,011	3,072
MainStay VP Wellington Small Cap—Service Class	11,092	15,301
MainStay VP Wellington U.S. Equity—Initial Class	1,268	9,860
MainStay VP Wellington U.S. Equity—Service Class	9,278	13,956
MainStay VP Winslow Large Cap Growth—Initial Class	3,076	7,775
MainStay VP Winslow Large Cap Growth—Service Class	45,713	54,666
AB VPS Relative Value Portfolio—Class B	9,840	2,353
American Funds IS Asset Allocation Fund—Class 4	37,921	16,825
American Funds IS The Bond Fund of America®—Class 4	5,946	1,497
American Funds IS Global Small Capitalization Fund—Class 4	4,108	3,269
American Funds IS Growth Fund—Class 4	88,001	13,500
American Funds IS New World Fund®—Class 4	8,130	10,480
American Funds IS Washington Mutual Investors FundSM—Class 4	41,948	16,072
BlackRock® Global Allocation V.I. Fund—Class III	25,277	22,802
BlackRock® High Yield V.I. Fund—Class III	28,077	16,749
BNY Mellon IP Technology Growth Portfolio—Initial Shares	3,136	3,601
BNY Mellon IP Technology Growth Portfolio—Service Shares	33,751	33,376
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	1,484	574
ClearBridge Variable Appreciation Portfolio—Class II	5,852	4,268
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	534	366
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	4,565	5,641
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	1,223	245
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	14,211	13,234
Delaware VIP® Small Cap Value Series—Service Class	5,463	3,496
DWS Alternative Asset Allocation VIP—Class B	10,750	10,065
Fidelity® VIP Bond Index Portfolio—Service Class 2	11,288	7,285
Fidelity® VIP ContrafundSM Portfolio—Initial Class	5,430	18,522
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	60,162	87,081
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	7,764	5,733
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2,218	7,241
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	36,402	31,041
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	59,077	16,493
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	13,855	3,788
Fidelity® VIP Government Money Market Portfolio—Investor Class	—	—
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	53,111	36,724
Fidelity® VIP Health Care Portfolio—Service Class 2	17,283	8,965
Fidelity® VIP International Index Portfolio—Service Class 2	14,721	3,881
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	5,707	1,778
Fidelity® VIP Mid Cap Portfolio—Service Class 2	21,653	25,198

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Franklin Templeton Aggressive Model Portfolio—Class II	$52,749	$17,753
Franklin Templeton Conservative Model Portfolio—Class II	24,455	14,487
Franklin Templeton Moderate Model Portfolio—Class II	139,643	34,513
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	125,534	32,743
Franklin Templeton Moderately Conservative Model Portfolio—Class II	48,800	26,941
Invesco V.I. EQV International Equity Fund—Series II Shares	7,589	10,193
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	7,865	3,008
Janus Henderson Enterprise Portfolio—Service Shares	17,843	6,764
Janus Henderson Global Research Portfolio—Institutional Shares	1,909	5,936
Janus Henderson Global Research Portfolio—Service Shares	9,244	7,818
MFS® International Intrinsic Value Portfolio—Service Class	11,511	7,694
MFS® Investors Trust Series—Initial Class	514	1,692
MFS® Investors Trust Series—Service Class	8,773	11,576
MFS® Mid Cap Value Portfolio—Service Class	10,843	6,540
MFS® Research International Portfolio—Service Class	1,297	324
MFS® Research Series—Initial Class	750	1,572
MFS® Research Series—Service Class	6,400	8,573
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	7,180	5,951
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	95	209
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	18,474	15,302
PIMCO VIT Income Portfolio—Advisor Class	15,766	3,642
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	14,911	18,342
PIMCO VIT Low Duration Portfolio—Advisor Class	14,841	10,381
PIMCO VIT Total Return Portfolio—Advisor Class	33,811	31,909
Western Asset Core Plus VIT Portfolio—Class II	1,404	1,135

Total	$2,428,025	$2,006,687

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including American Century Investment Management, Inc. (“American Century”), Brown Advisory LLC (“Brown Advisory”), Candriam (“Candriam”), CBRE Investment Management Listed Real Assets LLC (“CBRE”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC (“FIAM”), IndexIQ Advisors LLC (“IndexIQ Advisors”), Janus Henderson Investors US LLC (“Janus”), MacKay Shields LLC (“MacKay”), Newton Investment Management North America, LLC (“NIMNA”), NYL Investors LLC (“NYLI”), Pacific Investment Management Company LLC (“PIMCO”), PineStone Asset Management Inc. (“PineStone”), Segall Bryant & Hamill, LLC (“SBH”), Wellington Management Company LLP (“Wellington”) and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, MacKay, IndexIQ Advisors and NYLI are all wholly-owned direct and indirect subsidiaries of NYLIC. Candriam is an indirect majority-owned subsidiary of NYLIC. American Century is a wholly-owned subsidiary of American Century Companies, Inc., a privately held corporation. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. CBRE is the listed real asset solution within CBRE Investment Management. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group, Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. PineStone is an independent advisory firm. SBH is a wholly-owned subsidiary of CI Financial Corp, Wellington is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen, LLC.

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VIII, IX, X, XI, XII, XIV, XV, XVI, XVII and XVIII policies. Policies in Series II, VII and XIII are not subject to surrender charges on partial withdrawals and surrenders. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, the surrender charge was lower.

For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

For New York Life Income Plus Variable Annuity policies with the Income Benefit Rider, which are part of Series X, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For New York Life Income Plus Variable Annuity policies with the Guaranteed Future Income Benefit Rider, which are also part of Series X, the product becomes a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each Policy Year, until the seventh Policy Year, after which no charge is made.

For New York Life Premier Variable Annuity II policies, which are part of Series XI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. For policies applied for before May 1, 2019, this charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made. For policies applied for on or after May 1, 2019, this charge is 7% during the first two payment years and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Plus Variable Annuity II policies, which are part of Series XII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. In most jurisdictions, this charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

For New York Life Flexible Premium Variable Annuity III policies, which are part of Series XIV, the percentage of surrender charge is based on the Policy Year. In most jurisdictions, this charge is 7% for the first three Policy Years and declines to 1% per year for each additional Policy Year, until the ninth Policy Year, after which no charge is made.

For New York Life Income Plus Variable Annuity II policies with the Guaranteed Future Income Benefit Rider, which are part of Series XV, the product is a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.

For New York Life Premier Variable Annuity—FP Series policies, which are part of Series XVI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Variable Annuity—P Series policies, which are part of Series XVII, the charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Policy Years following the Policy Date. This charge is 7% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.

For New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity—FP Series policies, which are part of Series XVIII, the charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Policy Years, first six Policy Years or first five Policy Years following the Policy Date, depending on the surrender charge period chosen when the policy is issued. For the seven year surrender charge period, the charge is 8% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made. For the six year surrender charge period, the charge is 8% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the sixth Policy Year, after which no charge is made. For the five year surrender charge period, the charge is 8% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the fifth Policy Year, after which no charge is made.

All surrender charges are recorded with policyowners’ surrenders in the accompanying Statement of Changes in Net Assets. Surrender charges are paid to NYLIAC.

NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II, IV, VII and XIV policies and $100,000 for Series III, V, VI, VIII, IX, XI, XII, XIII and XVI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II, which are also part of Series I, this charge is $30 per policy. For Series II, VII and XIII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII, IX, XI, XII, XIV and XVI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. For Series X and XV policies, the charge is $30 per policy and is waived either upon (a) registration with delivery of all available materials that we normally mail, (b) the Variable Account Annuity Commencement Date, or (c) the Income Benefit (for Series X policies)/GFIB Payment Commencement Date (whichever comes first). These charges are shown as a reduction to payments received from policyowners in the accompanying Statement of Changes in Net Assets.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV, XV, XVI and XVIII policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35%, 1.65%, 1.35%, 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60% during the surrender charge period for the initial premium and 1.40% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.50% during the surrender charge period for the initial premium and 1.30% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60%, 1.35% during the surrender charge period for the initial premium and 1.15% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016 and 1.35%, for Series XVI policies, the charge is 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium, for New York Life Premier Variable Annuity—FP Series, for Series XVII policies, the charge is 1.20% during the surrender charge period and 1.00% after the surrender charge period, for New York Life Premier Variable Annuity—P Series, for Series XVIII policies, the charge is 1.20% for the seven year surrender charge period, 1.25% for the six year surrender charge period and 1.30% for the five year surrender charge period, for New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity—FP Series, for Series XIX policies, the charge is 0.30% if on a monthly policy anniversary, the accumulation value is greater than or equal to $1,000,000, the charge is 0.35% if on a monthly policy anniversary, the accumulation value is greater than or equal to $500,000 but less than $1,000,000 and the charge is 0.40% if on a monthly policy anniversary, the accumulation value is less than $500,000 for New York Life Premier Advisory Variable Annuity, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. These charges are disclosed in the accompanying Statement of Operations.

In addition, New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II policies, which are part of Series X and Series XV, are subject to a Guaranteed Future Income Benefit Charge if the Guaranteed Future Income Benefit Rider is chosen. This charge is an annualized percentage of the average daily Unfunded Income Benefit Base (as defined in the New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II prospectuses) each policy quarter, deducted from the variable accumulation unit value on a quarterly basis. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the Unfunded Income Benefit Base.

In order to purchase the New York Life Premier Advisory Variable Annuity, which is part of Series XIX, the purchaser must be an advisory client of Eagle Strategies LLC (Eagle or the Investment Adviser), NYLIAC’s affiliated investment adviser, and agree to pay an ongoing, asset-based fee (Advisory Fee) to Eagle for ongoing, investment advisory services relating to the policy. The Advisory Fee that is charged by the Investment Adviser is covered in a separate agreement between the purchaser and the Investment Adviser, and is separate from, and in addition to, the fees and expenses that are described in the prospectus.

Separate Account policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.00%, distribution (12b-1) fees range from 0.00% to 0.30%, and other expenses range from 0.00% to 0.31%. These ranges are shown as a percentage of average net assets as of December 31, 2022, and approximate the ranges as of December 31, 2023.

NOTE 4—Distribution of Net Income:

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2023 and 2022 were as follows:

	2023			2022
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP American Century Sustainable Equity—Initial Class	15	(315)	(300)	13	(220)	(207)
MainStay VP American Century Sustainable Equity—Service Class	526	(887)	(361)	256	(717)	(461)
MainStay VP Balanced—Service Class	1,674	(1,628)	46	2,125	(1,836)	289
MainStay VP Bond—Initial Class	18	(196)	(178)	52	(227)	(175)
MainStay VP Bond—Service Class	1,273	(1,709)	(436)	1,022	(2,035)	(1,013)
MainStay VP Candriam Emerging Markets Equity—Initial Class	14	(137)	(123)	45	(108)	(63)
MainStay VP Candriam Emerging Markets Equity—Service Class	140	(529)	(389)	427	(437)	(10)
MainStay VP CBRE Global Infrastructure—Service Class	413	(450)	(37)	1,348	(903)	445
MainStay VP Conservative Allocation—Service Class	1,446	(3,124)	(1,678)	1,558	(2,763)	(1,205)
MainStay VP Epoch U.S. Equity Yield—Initial Class	14	(384)	(370)	25	(375)	(350)
MainStay VP Epoch U.S. Equity Yield—Service Class	1,431	(1,711)	(280)	1,279	(1,098)	181
MainStay VP Equity Allocation—Service Class	1,065	(1,637)	(572)	745	(1,301)	(556)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	5	(1)	4	1	(3)	(2)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2,767	(3,653)	(886)	2,323	(3,528)	(1,205)
MainStay VP Floating Rate—Service Class	5,706	(3,835)	1,871	6,129	(3,390)	2,739
MainStay VP Growth Allocation—Service Class	1,920	(3,505)	(1,585)	1,033	(2,633)	(1,600)
MainStay VP Income Builder—Initial Class	10	(185)	(175)	25	(172)	(147)
MainStay VP Income Builder—Service Class	1,673	(1,702)	(29)	1,708	(1,437)	271
MainStay VP IQ Hedge Multi-Strategy—Service Class	641	(1,323)	(682)	412	(1,392)	(980)
MainStay VP Janus Henderson Balanced—Initial Class	46	(834)	(788)	47	(728)	(681)
MainStay VP Janus Henderson Balanced—Service Class	7,787	(3,309)	4,478	7,526	(2,787)	4,739
MainStay VP MacKay Convertible—Initial Class	19	(185)	(166)	18	(233)	(215)
MainStay VP MacKay Convertible—Service Class	3,748	(2,230)	1,518	2,181	(2,399)	(218)
MainStay VP MacKay Government—Initial Class	14	(145)	(131)	42	(170)	(128)
MainStay VP MacKay Government—Service Class	876	(1,121)	(245)	587	(1,331)	(744)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	17	(505)	(488)	42	(441)	(399)
MainStay VP MacKay High Yield Corporate Bond—Service Class	6,696	(6,560)	136	3,713	(7,052)	(3,339)
MainStay VP MacKay Strategic Bond—Service Class	2,249	(3,280)	(1,031)	1,016	(3,416)	(2,400)
MainStay VP Moderate Allocation—Service Class	2,246	(3,561)	(1,315)	1,393	(2,517)	(1,124)
MainStay VP Natural Resources—Initial Class	1,324	(3,030)	(1,706)	3,369	(3,722)	(353)
MainStay VP PIMCO Real Return—Service Class	1,436	(1,909)	(473)	1,436	(1,939)	(503)
MainStay VP PineStone International Equity—Initial Class	29	(103)	(74)	27	(96)	(69)
MainStay VP PineStone International Equity—Service Class	758	(817)	(59)	707	(496)	211
MainStay VP S&P 500 Index—Initial Class	36	(354)	(318)	35	(310)	(275)
MainStay VP S&P 500 Index—Service Class	10,630	(3,862)	6,768	7,436	(2,545)	4,891
MainStay VP Small Cap Growth—Initial Class	22	(264)	(242)	59	(179)	(120)
MainStay VP Small Cap Growth—Service Class	687	(378)	309	372	(418)	(46)
MainStay VP U.S. Government Money Market—Initial Class	23,465	(48,064)	(24,599)	56,393	(34,712)	21,681
MainStay VP Wellington Growth—Initial Class	10	(193)	(183)	14	(205)	(191)
MainStay VP Wellington Growth—Service Class	31	(120)	(89)	37	(79)	(42)
MainStay VP Wellington Mid Cap—Initial Class	24	(143)	(119)	13	(108)	(95)
MainStay VP Wellington Mid Cap—Service Class	943	(1,012)	(69)	747	(736)	11
MainStay VP Wellington Small Cap—Initial Class	95	(289)	(194)	43	(239)	(196)

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2023			2022
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Wellington Small Cap—Service Class	996	(1,191)	(195)	458	(907)	(449)
MainStay VP Wellington U.S. Equity—Initial Class	16	(147)	(131)	11	(142)	(131)
MainStay VP Wellington U.S. Equity—Service Class	662	(576)	86	493	(344)	149
MainStay VP Winslow Large Cap Growth—Initial Class	40	(152)	(112)	23	(151)	(128)
MainStay VP Winslow Large Cap Growth—Service Class	2,408	(2,040)	368	2,364	(1,050)	1,314
AB VPS Relative Value Portfolio—Class B	885	(224)	661	365	(46)	319
American Funds IS Asset Allocation Fund—Class 4	2,715	(1,336)	1,379	2,968	(1,093)	1,875
American Funds IS The Bond Fund of America®—Class 4	601	(153)	448	272	(23)	249
American Funds IS Global Small Capitalization Fund—Class 4	354	(263)	91	337	(132)	205
American Funds IS Growth Fund—Class 4	7,293	(901)	6,392	3,342	(454)	2,888
American Funds IS New World Fund®—Class 4	673	(769)	(96)	665	(413)	252
American Funds IS Washington Mutual Investors FundSM—Class 4	3,527	(1,160)	2,367	2,469	(852)	1,617
BlackRock® Global Allocation V.I. Fund—Class III	2,142	(1,738)	404	2,179	(1,405)	774
BlackRock® High Yield V.I. Fund—Class III	2,081	(1,387)	694	1,365	(1,278)	87
BNY Mellon IP Technology Growth Portfolio—Initial Shares	80	(89)	(9)	39	(82)	(43)
BNY Mellon IP Technology Growth Portfolio—Service Shares	2,126	(1,370)	756	1,901	(674)	1,227
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	138	(56)	82	85	(26)	59
ClearBridge Variable Appreciation Portfolio—Class II	378	(284)	94	280	(186)	94
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	27	(31)	(4)	17	(57)	(40)
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	299	(543)	(244)	319	(435)	(116)
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	128	(25)	103	32	(3)	29
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	769	(662)	107	638	(639)	(1)
Delaware VIP® Small Cap Value Series—Service Class	454	(300)	154	501	(511)	(10)
DWS Alternative Asset Allocation VIP—Class B	632	(867)	(235)	1,101	(1,344)	(243)
Fidelity® VIP Bond Index Portfolio—Service Class 2	1,207	(818)	389	841	(1,028)	(187)
Fidelity® VIP ContrafundSM Portfolio—Initial Class	16	(220)	(204)	12	(192)	(180)
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	3,395	(3,200)	195	2,556	(1,590)	966
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	705	(537)	168	434	(233)	201
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	9	(156)	(147)	30	(129)	(99)
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	2,271	(1,575)	696	2,160	(1,237)	923
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	4,039	(769)	3,270	14,915	(150)	14,765
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	1,177	(308)	869	1,072	(443)	629
Fidelity® VIP Government Money Market Portfolio—Investor Class	—	—	—	73	(73)	—
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	3,191	(1,569)	1,622	2,481	(1,207)	1,274
Fidelity® VIP Health Care Portfolio—Service Class 2	1,437	(673)	764	1,442	(1,150)	292
Fidelity® VIP International Index Portfolio—Service Class 2	1,376	(360)	1,016	661	(134)	527
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	572	(182)	390	141	(7)	134
Fidelity® VIP Mid Cap Portfolio—Service Class 2	1,434	(1,070)	364	772	(735)	37
Franklin Templeton Aggressive Model Portfolio—Class II	4,535	(1,531)	3,004	4,215	(472)	3,743
Franklin Templeton Conservative Model Portfolio—Class II	2,330	(1,422)	908	2,962	(1,497)	1,465
Franklin Templeton Moderate Model Portfolio—Class II	12,614	(3,035)	9,579	12,291	(2,017)	10,274
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	11,022	(2,776)	8,246	9,729	(1,801)	7,928
Franklin Templeton Moderately Conservative Model Portfolio—Class II	4,384	(2,438)	1,946	4,888	(1,424)	3,464
Invesco V.I. EQV International Equity Fund—Series II Shares	670	(834)	(164)	427	(450)	(23)

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2023			2022
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	592	(217)	375	440	(100)	340
Janus Henderson Enterprise Portfolio—Service Shares	1,152	(457)	695	690	(451)	239
Janus Henderson Global Research Portfolio—Institutional Shares	12	(152)	(140)	14	(154)	(140)
Janus Henderson Global Research Portfolio—Service Shares	575	(365)	210	402	(231)	171
MFS® International Intrinsic Value Portfolio—Service Class	718	(586)	132	820	(505)	315
MFS® Investors Trust Series—Initial Class	2	(49)	(47)	3	(26)	(23)
MFS® Investors Trust Series—Service Class	437	(547)	(110)	220	(350)	(130)
MFS® Mid Cap Value Portfolio—Service Class	798	(443)	355	761	(580)	181
MFS® Research International Portfolio—Service Class	125	(30)	95	64	(4)	60
MFS® Research Series—Initial Class	8	(38)	(30)	2	(27)	(25)
MFS® Research Series—Service Class	295	(363)	(68)	160	(276)	(116)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	793	(612)	181	597	(491)	106
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2	(5)	(3)	1	(3)	(2)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	1,328	(718)	610	717	(581)	136
PIMCO VIT Income Portfolio—Advisor Class	1,426	(342)	1,084	888	(574)	314
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor
Class	1,189	(1,745)	(556)	562	(1,750)	(1,188)
PIMCO VIT Low Duration Portfolio—Advisor Class	1,418	(1,055)	363	1,690	(1,001)	689
PIMCO VIT Total Return Portfolio—Advisor Class	3,112	(3,234)	(122)	1,551	(2,801)	(1,250)
Western Asset Core Plus VIT Portfolio—Class II	141	(117)	24	131	(2)	129

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2023, 2022, 2021, 2020 and 2019:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP American Century Sustainable Equity—Initial Class	2023	$34,769	1,269	$26.08 to $27.51	22.1% to 22.7%	1.3%
	2022	35,059	1,569	21.36 to 22.43	(9.4%) to (9.0%)	1.7%
	2021	43,595	1,776	23.57 to 24.64	23.2% to 23.7%	2.5%
	2020	39,678	2,000	19.13 to 19.91	(0.9%) to (0.4%)	3.5%
	2019	45,464	2,281	19.30 to 20.00	24.0% to 24.6%	2.3%
MainStay VP American Century Sustainable Equity—Service Class	2023	$65,565	2,822	$11.46 to $26.86	21.8% to 23.7%	1.0%
	2022	64,259	3,183	9.38 to 21.94	(9.6%) to (5.5%)	1.4%
	2021	82,966	3,644	16.28 to 24.16	22.9% to 23.7%	2.2%
	2020	81,906	4,443	13.21 to 19.56	(1.1%) to (0.5%)	3.2%
	2019	95,756	5,130	13.33 to 19.69	23.7% to 24.5%	1.9%
MainStay VP Balanced—Service Class	2023	$119,621	7,273	$10.42 to $24.71	5.3% to 7.0%	1.7%
	2022	119,142	7,227	9.87 to 23.35	(7.7%) to (0.9%)	0.8%
	2021	130,656	6,938	14.14 to 25.17	14.9% to 15.6%	1.2%
	2020	106,930	6,274	12.28 to 21.80	5.7% to 6.3%	1.8%
	2019	111,487	6,699	11.59 to 20.53	14.3% to 15.1%	1.7%
MainStay VP Bond—Initial Class	2023	$21,146	1,043	$13.90 to $21.97	3.6% to 4.1%	2.8%
	2022	23,834	1,221	13.41 to 21.11	(16.0%) to (15.7%)	1.9%
	2021	32,134	1,396	15.97 to 25.02	(3.2%) to (2.7%)	1.7%
	2020	35,395	1,497	16.49 to 25.73	6.0% to 6.4%	2.0%
	2019	36,491	1,644	15.57 to 24.17	7.1% to 7.6%	2.7%
MainStay VP Bond—Service Class	2023	$97,671	9,386	$9.40 to $13.27	3.4% to 5.0%	2.6%
	2022	99,293	9,822	9.06 to 12.78	(16.2%) to (4.7%)	1.6%
	2021	131,169	10,835	10.78 to 15.19	(3.4%) to (2.8%)	1.6%
	2020	139,819	11,073	11.12 to 15.66	5.7% to 6.4%	2.0%
	2019	113,336	9,256	10.49 to 14.75	6.9% to 7.6%	2.7%
MainStay VP Candriam Emerging Markets Equity—Initial Class	2023	$6,524	801	$7.74 to $8.17	5.3% to 5.8%	1.7%
	2022	7,119	924	7.35 to 7.72	(30.0%) to (29.7%)	0.9%
	2021	10,818	987	10.51 to 10.99	(3.8%) to (3.4%)	1.1%
	2020	12,171	1,073	10.92 to 11.37	23.4% to 24.0%	3.2%
	2019	11,803	1,290	8.85 to 9.17	17.9% to 18.4%	1.4%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Candriam Emerging Markets Equity—Service Class	2023	$23,829	2,966	$7.51 to $12.02	5.0% to 5.9%	1.4%
	2022	25,582	3,355	7.16 to 11.37	(30.2%) to (16.1%)	0.6%
	2021	36,619	3,365	10.25 to 16.19	(4.0%) to (3.4%)	0.8%
	2020	43,338	3,842	10.68 to 16.76	23.1% to 23.9%	2.9%
	2019	44,608	4,883	8.68 to 13.52	17.6% to 18.4%	1.1%
MainStay VP CBRE Global Infrastructure—Service Class	2023	$8,937	1,084	$6.58 to $9.91	2.0% to 3.5%	1.6%
	2022	8,648	1,121	6.46 to 9.57	(7.8%) to (4.3%)	1.3%
	2021	5,430	676	7.00 to 8.92	13.0% to 13.6%	0.0%
	2020	3,700	530	6.20 to 7.85	(14.5%) to (14.1%)	6.8%
	2019	4,406	549	7.25 to 9.14	3.2% to 3.8%	0.0%
MainStay VP Conservative Allocation—Service Class	2023	$174,185	11,794	$10.39 to $18.58	8.0% to 9.6%	2.7%
	2022	188,130	13,472	9.59 to 17.13	(13.9%) to (3.6%)	4.2%
	2021	243,298	14,677	12.69 to 19.80	4.9% to 5.6%	1.7%
	2020	242,878	15,145	12.07 to 18.79	8.0% to 8.7%	1.8%
	2019	245,989	16,313	11.15 to 17.32	12.4% to 13.2%	2.5%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2023	$82,188	2,574	$28.66 to $38.86	6.7% to 7.2%	2.6%
	2022	87,746	2,944	26.79 to 36.42	(4.3%) to (3.8%)	2.1%
	2021	102,041	3,294	27.92 to 38.05	20.6% to 21.2%	2.4%
	2020	93,361	3,652	23.08 to 31.54	(1.8%) to (1.4%)	2.7%
	2019	106,293	4,100	23.45 to 32.12	21.9% to 22.5%	3.1%
MainStay VP Epoch U.S. Equity Yield—Service Class	2023	$153,097	6,462	$10.73 to $34.50	6.4% to 8.1%	2.4%
	2022	162,035	6,742	10.05 to 32.27	(4.5%) to 1.1%	1.9%
	2021	175,225	6,561	14.93 to 33.65	20.3% to 21.1%	2.2%
	2020	159,904	7,058	12.38 to 27.83	(2.1%) to (1.4%)	2.5%
	2019	176,421	7,381	12.61 to 28.29	21.6% to 22.4%	2.9%
MainStay VP Equity Allocation—Service Class	2023	$138,824	7,210	$10.82 to $29.69	15.0% to 16.7%	5.1%
	2022	135,659	7,782	9.39 to 25.70	(19.4%) to (5.7%)	2.9%
	2021	183,939	8,338	16.24 to 31.71	17.7% to 18.4%	1.7%
	2020	181,048	9,593	13.77 to 26.81	12.6% to 13.4%	2.0%
	2019	182,539	10,808	12.20 to 23.69	22.0% to 22.8%	2.6%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2023	$801	39	$19.60 to $20.68	(3.3%) to (2.8%)	2.0%
	2022	729	35	20.26 to 21.28	3.6% to 4.1%	2.1%
	2021	756	37	19.55 to 20.44	15.1% to 15.6%	2.0%
	2020	886	50	16.99 to 17.68	(2.2%) to (1.8%)	2.5%
	2019	1,009	56	17.37 to 18.00	21.0% to 21.5%	2.5%
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2023	$253,902	14,768	$10.05 to $20.19	(3.5%) to (2.0%)	1.7%
	2022	289,998	15,654	10.39 to 20.82	3.4% to 4.4%	1.8%
	2021	308,945	16,859	13.62 to 20.04	14.8% to 15.6%	1.8%
	2020	300,990	18,820	11.83 to 17.37	(2.4%) to (1.8%)	2.3%
	2019	362,585	21,979	12.10 to 17.72	20.7% to 21.5%	2.2%
MainStay VP Floating Rate—Service Class	2023	$217,899	17,025	$10.84 to $15.11	9.5% to 11.2%	8.0%
	2022	180,643	15,154	9.88 to 13.73	(3.3%) to (0.7%)	4.6%
	2021	157,492	12,415	11.19 to 14.13	1.6% to 2.2%	2.9%
	2020	150,175	11,927	10.99 to 13.85	0.3% to 1.0%	3.6%
	2019	173,643	13,764	10.93 to 13.74	6.2% to 6.9%	4.7%
MainStay VP Growth Allocation—Service Class	2023	$260,682	13,532	$10.78 to $25.79	13.1% to 14.9%	3.7%
	2022	265,556	15,117	9.51 to 22.69	(16.2%) to (4.4%)	3.2%
	2021	356,952	16,717	15.04 to 26.94	13.6% to 14.3%	2.2%
	2020	368,873	19,447	13.21 to 23.60	10.6% to 11.3%	2.6%
	2019	400,492	23,196	11.91 to 21.23	18.9% to 19.7%	2.9%
MainStay VP Income Builder—Initial Class	2023	$38,284	1,042	$17.40 to $41.06	8.0% to 8.5%	3.3%
	2022	41,398	1,217	16.06 to 37.84	(15.1%) to (14.7%)	2.7%
	2021	54,052	1,364	18.87 to 44.37	8.5% to 9.0%	2.9%
	2020	53,336	1,467	17.35 to 40.71	6.0% to 6.5%	2.5%
	2019	54,940	1,618	16.33 to 38.24	15.9% to 16.4%	4.8%
MainStay VP Income Builder—Service Class	2023	$127,354	8,852	$10.33 to $24.68	7.8% to 9.4%	3.1%
	2022	123,568	8,881	9.53 to 22.81	(15.3%) to (3.5%)	2.5%
	2021	147,239	8,610	11.19 to 26.82	8.2% to 8.9%	2.7%
	2020	131,534	7,957	12.53 to 24.69	5.7% to 6.4%	2.3%
	2019	122,996	7,495	11.82 to 23.25	15.6% to 16.4%	4.6%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP IQ Hedge Multi-Strategy—Service Class	2023	$43,177	4,792	$7.81 to $10.66	8.1% to 9.6%	4.4%
	2022	44,468	5,474	7.22 to 9.72	(10.3%) to (2.8%)	1.6%
	2021	57,488	6,454	8.05 to 10.09	(2.5%) to (2.0%)	0.0%
	2020	61,029	6,737	8.26 to 10.30	3.3% to 3.9%	1.8%
	2019	66,782	7,684	8.00 to 9.91	6.4% to 6.9%	1.4%
MainStay VP Janus Henderson Balanced—Initial Class	2023	$128,156	5,516	$22.08 to $23.43	13.4% to 14.0%	1.4%
	2022	128,571	6,304	19.47 to 20.55	(17.9%) to (17.5%)	1.1%
	2021	172,803	6,985	23.72 to 24.92	15.2% to 15.8%	1.3%
	2020	164,644	7,700	20.59 to 21.52	12.2% to 12.8%	1.8%
	2019	165,768	8,738	18.35 to 19.08	20.7% to 21.3%	1.8%
MainStay VP Janus Henderson Balanced—Service Class	2023	$447,274	28,130	$10.76 to $22.74	13.1% to 14.9%	1.2%
	2022	353,280	23,652	9.48 to 20.00	(18.1%) to (4.7%)	0.9%
	2021	380,770	18,913	11.94 to 24.31	14.9% to 15.7%	1.1%
	2020	300,355	16,410	15.46 to 21.05	11.9% to 12.7%	1.7%
	2019	263,000	15,736	13.77 to 18.71	20.4% to 21.2%	1.6%
MainStay VP MacKay Convertible—Initial Class	2023	$54,138	1,022	$31.53 to $60.64	6.9% to 7.3%	2.2%
	2022	58,294	1,188	29.43 to 56.49	(14.3%) to (13.9%)	3.4%
	2021	79,068	1,403	34.25 to 65.60	7.2% to 7.7%	1.2%
	2020	80,316	1,534	31.85 to 60.89	33.6% to 34.2%	0.7%
	2019	65,591	1,690	23.79 to 45.39	20.2% to 20.8%	1.4%
MainStay VP MacKay Convertible—Service Class	2023	$285,937	14,491	$10.05 to $37.73	6.6% to 8.3%	1.9%
	2022	261,221	12,973	9.40 to 35.24	(14.5%) to (5.5%)	3.1%
	2021	327,903	13,191	18.65 to 41.02	7.0% to 7.7%	0.9%
	2020	287,096	11,814	17.39 to 38.17	33.2% to 34.1%	0.5%
	2019	223,172	11,663	13.02 to 28.53	19.9% to 20.7%	1.2%
MainStay VP MacKay Government—Initial Class	2023	$13,945	810	$11.88 to $18.74	3.1% to 3.5%	2.4%
	2022	15,653	941	11.52 to 18.10	(12.9%) to (12.5%)	1.8%
	2021	20,289	1,069	13.23 to 20.69	(3.3%) to (2.9%)	1.5%
	2020	22,972	1,181	13.68 to 21.30	3.0% to 3.5%	1.4%
	2019	23,639	1,258	13.28 to 20.58	3.5% to 4.0%	2.0%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP MacKay Government—Service Class	2023	$51,087	5,247	$8.88 to $11.45	2.8% to 4.4%	2.2%
	2022	52,045	5,492	8.62 to 11.08	(13.1%) to (4.4%)	1.5%
	2021	67,743	6,236	9.90 to 12.70	(3.5%) to (2.9%)	1.3%
	2020	79,527	7,079	10.24 to 13.11	2.8% to 3.5%	1.4%
	2019	60,199	5,386	9.93 to 12.70	3.2% to 3.9%	1.9%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2023	$94,587	2,050	$30.64 to $51.17	9.8% to 10.3%	5.6%
	2022	105,327	2,538	27.83 to 46.38	(9.7%) to (9.3%)	5.2%
	2021	134,388	2,937	30.76 to 51.16	3.6% to 4.0%	4.7%
	2020	141,115	3,215	29.62 to 49.17	3.5% to 3.9%	5.7%
	2019	158,795	3,771	28.55 to 47.31	11.1% to 11.6%	5.5%
MainStay VP MacKay High Yield Corporate Bond—Service Class	2023	$646,577	42,046	$10.70 to $27.19	9.5% to 11.3%	5.6%
	2022	612,170	41,910	9.74 to 24.71	(10.0%) to (2.1%)	5.1%
	2021	749,789	45,249	12.88 to 27.32	3.3% to 4.0%	4.7%
	2020	713,678	43,047	12.44 to 26.33	3.2% to 3.9%	5.7%
	2019	711,474	42,306	12.02 to 25.39	10.9% to 11.6%	5.5%
MainStay VP MacKay Strategic Bond—Service Class	2023	$135,590	11,798	$10.52 to $12.53	8.0% to 9.6%	4.7%
	2022	137,334	12,829	9.73 to 11.55	(9.1%) to (2.2%)	3.3%
	2021	179,599	15,229	10.91 to 12.65	(0.1%) to 0.5%	2.2%
	2020	188,416	15,962	10.90 to 12.61	4.0% to 4.6%	2.4%
	2019	202,265	17,833	10.46 to 12.07	4.9% to 5.5%	3.3%
MainStay VP Moderate Allocation—Service Class	2023	$260,193	15,522	$10.57 to $21.73	10.7% to 12.3%	2.8%
	2022	262,929	16,837	9.53 to 19.54	(15.5%) to (4.2%)	3.4%
	2021	336,569	17,961	13.87 to 23.00	9.1% to 9.8%	0.9%
	2020	333,590	19,255	12.68 to 20.99	9.3% to 10.0%	2.2%
	2019	344,251	21,443	11.58 to 19.11	15.8% to 16.6%	2.8%
MainStay VP Natural Resources—Initial Class	2023	$103,289	8,463	$10.39 to $17.88	0.1% to 1.6%	2.1%
	2022	123,568	10,169	10.36 to 17.78	3.6% to 34.2%	1.1%
	2021	92,201	10,522	7.99 to 13.27	35.5% to 36.4%	1.2%
	2020	73,976	11,685	5.89 to 9.74	4.9% to 5.6%	2.6%
	2019	78,482	13,186	5.62 to 9.24	14.5% to 15.2%	0.7%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP PIMCO Real Return—Service Class	2023	$86,925	8,440	$9.50 to $10.74	1.7% to 3.2%	8.3%
	2022	89,858	8,913	9.33 to 10.52	(13.2%) to (6.2%)	5.7%
	2021	108,751	9,416	10.77 to 12.08	3.3% to 3.9%	0.3%
	2020	116,509	10,560	10.43 to 11.64	9.6% to 10.2%	2.0%
	2019	81,335	8,142	9.50 to 10.58	6.8% to 7.3%	3.0%
MainStay VP PineStone International Equity—Initial Class	2023	$12,443	426	$19.52 to $33.17	2.4% to 2.8%	0.0%
	2022	14,098	500	19.02 to 32.26	(27.8%) to (27.5%)	0.3%
	2021	21,666	569	26.27 to 44.48	10.2% to 10.7%	0.1%
	2020	21,395	625	23.78 to 40.19	18.6% to 19.2%	0.7%
	2019	21,538	754	20.00 to 33.73	22.5% to 23.1%	0.4%
MainStay VP PineStone International Equity—Service Class	2023	$65,938	4,001	$9.37 to $23.70	2.1% to 3.7%	0.0%
	2022	67,969	4,060	9.16 to 23.11	(28.0%) to (7.9%)	0.0%
	2021	91,845	3,849	16.43 to 31.94	9.9% to 10.6%	0.0%
	2020	90,859	4,162	14.91 to 28.93	18.3% to 19.1%	0.5%
	2019	90,448	4,828	12.57 to 24.34	22.2% to 23.0%	0.2%
MainStay VP S&P 500 Index—Initial Class	2023	$179,049	2,206	$33.87 to $95.55	23.8% to 24.4%	1.4%
	2022	163,253	2,524	27.28 to 76.81	(19.7%) to (19.3%)	1.4%
	2021	224,120	2,799	33.89 to 95.22	26.2% to 26.8%	1.2%
	2020	192,592	3,055	26.79 to 75.12	16.1% to 16.6%	1.4%
	2019	184,277	3,420	23.02 to 64.42	28.8% to 29.4%	1.7%
MainStay VP S&P 500 Index—Service Class	2023	$667,452	30,408	$11.47 to $49.32	23.5% to 25.5%	1.2%
	2022	482,717	23,640	9.26 to 39.75	(19.9%) to (6.9%)	1.2%
	2021	545,511	18,749	13.29 to 49.40	25.9% to 26.7%	1.0%
	2020	417,159	16,972	17.77 to 39.07	15.8% to 16.5%	1.3%
	2019	361,362	16,142	15.31 to 33.59	28.5% to 29.4%	1.6%
MainStay VP Small Cap Growth—Initial Class	2023	$31,971	1,404	$21.71 to $23.04	13.4% to 14.0%	0.0%
	2022	32,923	1,646	19.15 to 20.22	(27.8%) to (27.5%)	0.0%
	2021	48,746	1,766	26.54 to 27.88	8.3% to 8.8%	0.0%
	2020	50,906	2,006	24.50 to 25.62	37.9% to 38.6%	0.0%
	2019	43,936	2,397	17.77 to 18.48	23.3% to 23.9%	0.0%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Small Cap Growth—Service Class	2023	$38,662	2,142	$10.40 to $23.73	13.1% to 14.9%	0.0%
	2022	31,637	1,833	9.17 to 20.87	(28.0%) to (7.8%)	0.0%
	2021	46,525	1,879	20.50 to 28.85	8.0% to 8.7%	0.0%
	2020	43,174	1,866	18.93 to 26.58	37.6% to 38.5%	0.0%
	2019	35,240	2,089	13.73 to 19.22	23.0% to 23.8%	0.0%
MainStay VP U.S. Government Money Market—Initial Class	2023	$190,678	58,351	$0.87 to $10.56	2.9% to 4.5%	4.7%
	2022	217,454	82,950	0.85 to 10.11	(0.6%) to 1.1%	1.4%
	2021	138,101	61,269	0.85 to 9.71	(1.8%) to (1.2%)	0.0%
	2020	187,903	87,254	0.87 to 9.82	(1.6%) to (1.0%)	0.1%
	2019	83,325	50,644	0.90 to 9.92	0.0% to 0.6%	1.8%
MainStay VP Wellington Growth—Initial Class	2023	$75,261	1,445	$18.64 to $56.59	36.1% to 36.7%	0.0%
	2022	61,761	1,628	13.66 to 41.40	(34.4%) to (34.1%)	0.0%
	2021	104,427	1,819	20.77 to 62.82	17.6% to 18.1%	0.3%
	2020	98,253	2,024	17.63 to 53.20	29.9% to 30.5%	0.6%
	2019	84,433	2,286	13.54 to 40.78	27.6% to 28.2%	0.5%
MainStay VP Wellington Growth—Service Class	2023	$19,161	563	$11.54 to $37.36	35.7% to 36.9%	0.0%
	2022	16,495	652	8.48 to 27.39	(34.6%) to (15.2%)	0.0%
	2021	26,860	694	22.46 to 41.64	17.3% to 18.0%	0.1%
	2020	26,999	821	19.11 to 35.33	29.6% to 30.4%	0.3%
	2019	25,575	1,012	14.71 to 27.14	27.3% to 28.1%	0.3%
MainStay VP Wellington Mid Cap—Initial Class	2023	$30,359	726	$41.73 to $45.98	11.6% to 12.1%	0.1%
	2022	31,556	845	37.29 to 41.20	(22.0%) to (21.6%)	0.0%
	2021	44,799	940	47.61 to 52.80	17.8% to 18.3%	0.6%
	2020	41,787	1,037	40.24 to 44.82	9.2% to 9.7%	1.0%
	2019	44,822	1,221	36.67 to 41.03	20.6% to 21.2%	1.1%
MainStay VP Wellington Mid Cap—Service Class	2023	$136,343	6,269	$10.37 to $43.79	11.3% to 13.1%	0.0%
	2022	131,081	6,338	9.29 to 39.15	(22.2%) to (6.6%)	0.0%
	2021	175,493	6,327	15.80 to 50.08	17.5% to 18.3%	0.4%
	2020	168,683	7,048	13.41 to 42.42	9.0% to 9.7%	0.7%
	2019	164,038	6,885	12.27 to 38.76	20.3% to 21.1%	0.9%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MainStay VP Wellington Small Cap—Initial Class	2023	$15,406	1,371	$11.03 to $11.26	11.8% to 12.3%	0.8%
	2022	15,671	1,565	9.86 to 10.03	(22.3%) to (21.9%)	1.1%
	2021	22,586	1,761	12.69 to 12.84	15.9% to 16.4%	0.4%
	2020	21,106	1,914	10.95 to 11.03	8.2% to 8.7%	0.1%
	2019	22,343	2,202	10.12 to 10.15	1.2% to 1.5%	0.2%
MainStay VP Wellington Small Cap—Service Class	2023	$70,897	5,171	$10.16 to $14.25	11.5% to 13.3%	0.6%
	2022	66,745	5,366	9.09 to 12.69	(22.5%) to (8.6%)	0.8%
	2021	93,299	5,815	14.92 to 16.27	15.6% to 16.3%	0.2%
	2020	90,266	6,530	12.91 to 13.99	7.9% to 8.6%	0.0%
	2019	95,245	7,469	11.96 to 12.87	15.4% to 16.1%	0.1%
MainStay VP Wellington U.S. Equity—Initial Class	2023	$68,825	933	$28.94 to $85.73	22.3% to 22.9%	0.9%
	2022	63,477	1,064	23.61 to 69.78	(22.1%) to (21.8%)	0.6%
	2021	90,697	1,195	30.24 to 89.21	26.4% to 27.0%	0.9%
	2020	80,217	1,335	23.86 to 70.25	13.4% to 13.9%	1.6%
	2019	79,317	1,514	20.98 to 61.65	23.9% to 24.5%	1.5%
MainStay VP Wellington U.S. Equity—Service Class	2023	$69,532	2,800	$11.22 to $45.72	22.0% to 23.9%	0.7%
	2022	60,476	2,714	9.17 to 37.30	(22.3%) to (7.8%)	0.4%
	2021	77,999	2,565	20.52 to 47.81	26.1% to 26.9%	0.7%
	2020	66,695	2,695	16.23 to 37.74	13.2% to 13.9%	1.3%
	2019	66,132	2,931	14.31 to 33.21	23.6% to 29.8%	1.2%
MainStay VP Winslow Large Cap Growth—Initial Class	2023	$47,003	800	$31.06 to $67.65	40.4% to 41.1%	0.0%
	2022	38,112	912	22.06 to 47.95	(32.4%) to (32.1%)	0.0%
	2021	63,517	1,040	32.56 to 70.64	22.2% to 22.8%	0.0%
	2020	57,759	1,172	26.57 to 57.53	34.6% to 35.3%	0.0%
	2019	47,811	1,314	19.69 to 42.54	31.2% to 31.8%	0.0%
MainStay VP Winslow Large Cap Growth—Service Class	2023	$285,878	9,685	$12.41 to $57.84	40.1% to 42.3%	0.0%
	2022	216,396	9,317	8.84 to 41.12	(32.6%) to (11.1%)	0.0%
	2021	300,507	8,003	27.70 to 60.81	21.9% to 22.7%	0.0%
	2020	251,602	7,805	22.66 to 49.73	34.3% to 35.2%	0.0%
	2019	190,458	7,409	16.83 to 36.91	30.9% to 31.7%	0.0%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Unit Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
AB VPS Relative Value Portfolio—Class B	2023	$10,913	980	$10.96 to $11.23	9.8% to 11.4%	1.4%
	2022	3,204	319	9.99 to 10.07	(0.1%) to 0.7%	0.7%
American Funds IS Asset Allocation Fund—Class 4	2023	$148,131	11,424	$10.78 to $13.73	12.1% to 13.7%	2.1%
	2022	117,207	10,045	9.60 to 12.18	(15.2%) to (3.5%)	1.8%
	2021	113,697	8,170	11.76 to 14.28	12.9% to 13.5%	1.6%
	2020	63,845	5,095	12.40 to 12.59	10.2% to 10.8%	1.6%
	2019	38,478	3,399	11.25 to 11.36	18.8% to 19.5%	2.2%
American Funds IS The Bond Fund of America®—Class 4	2023	$6,920	697	$9.79 to $10.03	2.9% to 4.4%	4.6%
	2022	2,384	249	9.52 to 9.61	(4.8%) to (3.9%)	3.8%
American Funds IS Global Small Capitalization Fund—Class 4	2023	$15,848	1,106	$10.31 to $15.63	13.8% to 15.4%	0.0%
	2022	13,061	1,015	9.05 to 13.66	(30.9%) to (9.1%)	0.0%
	2021	15,330	810	17.05 to 19.66	4.6% to 5.2%	0.0%
	2020	12,259	685	16.30 to 18.70	27.1% to 27.8%	0.1%
	2019	9,946	716	12.82 to 14.62	29.0% to 29.7%	0.0%
American Funds IS Growth Fund—Class 4	2023	$183,668	12,193	$11.60 to $21.99	35.8% to 37.7%	0.2%
	2022	77,013	5,801	8.52 to 16.11	(31.3%) to (14.2%)	0.1%
	2021	67,588	2,913	22.80 to 23.33	19.6% to 20.2%	0.1%
	2020	41,794	2,164	19.07 to 19.40	49.1% to 49.9%	0.2%
	2019	18,369	1,424	12.79 to 12.94	28.2% to 28.9%	0.6%
American Funds IS New World Fund®—Class 4	2023	$50,463	3,495	$10.74 to $15.89	13.7% to 15.3%	1.2%
	2022	46,388	3,591	9.43 to 13.92	(23.6%) to (5.2%)	1.1%
	2021	56,763	3,339	15.10 to 18.15	2.8% to 3.4%	0.7%
	2020	56,063	3,424	14.69 to 17.59	21.2% to 21.8%	0.0%
	2019	45,811	3,439	12.12 to 14.46	26.6% to 27.3%	0.8%
American Funds IS Washington Mutual Investors FundSM—Class 4	2023	$134,228	9,455	$11.31 to $16.06	14.9% to 16.6%	1.8%
	2022	93,039	7,088	9.81 to 13.90	(10.3%) to (1.2%)	1.9%
	2021	83,832	5,471	15.05 to 15.40	25.3% to 26.0%	1.3%
	2020	62,731	5,154	12.01 to 12.22	6.6% to 7.2%	1.7%
	2019	42,548	3,743	11.27 to 11.40	18.9% to 19.6%	2.3%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
BlackRock® Global Allocation V.I. Fund—Class III	2023	$119,441	9,180	$10.14 to $15.96	10.5% to 12.2%	2.6%
	2022	106,592	8,776	9.13 to 14.38	(17.5%) to (5.0%)	0.0%
	2021	121,690	8,002	11.02 to 17.37	4.6% to 5.1%	0.8%
	2020	108,093	7,208	13.36 to 16.54	18.6% to 19.3%	1.2%
	2019	110,228	8,699	11.25 to 13.89	15.7% to 16.4%	1.2%
BlackRock® High Yield V.I. Fund—Class III	2023	$96,305	7,547	$10.74 to $13.31	11.0% to 12.6%	6.3%
	2022	79,685	6,853	9.67 to 11.93	(12.1%) to (2.8%)	5.1%
	2021	89,683	6,766	12.67 to 13.50	3.4% to 4.0%	4.2%
	2020	65,936	5,187	12.25 to 12.98	5.2% to 5.8%	5.0%
	2019	51,028	4,257	11.64 to 12.28	12.9% to 13.5%	5.1%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2023	$20,725	419	$47.56 to $72.12	56.5% to 57.2%	0.0%
	2022	13,458	428	30.31 to 46.08	(47.4%) to (47.1%)	0.0%
	2021	28,033	471	57.45 to 87.55	10.9% to 11.4%	0.0%
	2020	28,831	540	51.69 to 78.98	66.8% to 67.6%	0.2%
	2019	19,362	607	30.91 to 47.34	23.5% to 24.1%	0.0%
BNY Mellon IP Technology Growth Portfolio—Service Shares	2023	$176,934	6,141	$11.87 to $62.36	56.1% to 58.5%	0.0%
	2022	111,218	5,385	7.58 to 39.77	(47.5%) to (23.8%)	0.0%
	2021	183,132	4,158	31.88 to 75.41	10.6% to 11.3%	0.0%
	2020	162,920	3,872	28.76 to 67.89	66.5% to 67.6%	0.1%
	2019	102,678	3,841	17.23 to 40.60	23.2% to 24.0%	0.0%
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	2023	$1,586	141	$11.11 to $11.35	21.5% to 23.1%	0.3%
	2022	540	59	9.15 to 9.23	(8.5%) to (7.7%)	0.0%
ClearBridge Variable Appreciation Portfolio—Class II	2023	$22,229	1,244	$11.39 to $19.29	17.3% to 19.0%	0.8%
	2022	17,879	1,150	9.69 to 16.35	(14.2%) to (2.6%)	0.8%
	2021	19,903	1,056	18.46 to 18.94	21.2% to 21.9%	0.4%
	2020	15,527	1,004	15.23 to 15.54	12.5% to 13.1%	0.9%
	2019	11,486	839	13.54 to 13.74	27.3% to 28.0%	1.7%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2023	$1,138	105	$8.19 to $12.72	(8.7%) to (8.1%)	22.0%
	2022	1,336	109	10.86 to 13.86	16.6% to 17.3%	24.6%
	2021	1,547	149	9.31 to 11.82	29.7% to 30.4%	0.0%
	2020	1,402	176	7.18 to 9.06	(3.3%) to (2.7%)	22.0%
	2019	1,464	182	7.42 to 9.32	5.9% to 6.5%	0.9%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2023	$34,686	3,299	$10.14 to $10.69	8.1% to 9.6%	5.2%
	2022	34,289	3,543	9.38 to 10.17	(17.6%) to (2.5%)	4.1%
	2021	42,781	3,659	11.38 to 12.29	(4.1%) to (3.6%)	3.7%
	2020	41,466	3,416	11.87 to 12.77	5.3% to 5.9%	3.3%
	2019	34,358	2,996	11.28 to 11.54	10.1% to 10.7%	4.8%
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	2023	$1,298	132	$9.66 to $9.87	4.4% to 5.8%	1.4%
	2022	269	29	9.25 to 9.34	(7.5%) to (6.6%)	2.2%
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2023	$44,477	1,949	$11.70 to $36.89	19.4% to 21.3%	0.4%
	2022	38,491	1,842	9.77 to 30.73	(10.6%) to (1.8%)	0.5%
	2021	46,652	1,843	17.36 to 34.22	26.4% to 27.3%	0.5%
	2020	34,467	1,671	13.69 to 26.92	6.6% to 7.3%	0.3%
	2019	35,741	1,764	12.81 to 25.13	18.8% to 19.5%	0.3%
Delaware VIP® Small Cap Value Series—Service Class	2023	$16,582	1,341	$10.32 to $12.86	7.2% to 8.8%	0.6%
	2022	13,816	1,187	9.61 to 11.93	(13.9%) to (3.3%)	0.5%
	2021	16,389	1,197	13.47 to 13.78	31.7% to 32.4%	0.5%
	2020	7,183	693	10.23 to 10.41	(3.9%) to (3.3%)	0.9%
	2019	3,883	362	10.64 to 10.77	25.5% to 26.2%	0.6%
DWS Alternative Asset Allocation VIP—Class B	2023	$63,500	5,503	$9.72 to $11.83	3.8% to 5.4%	6.4%
	2022	63,981	5,738	9.35 to 11.33	(9.3%) to (6.0%)	7.0%
	2021	73,790	5,981	12.04 to 12.43	10.4% to 11.0%	1.7%
	2020	72,333	6,503	10.91 to 11.19	3.5% to 4.1%	2.3%
	2019	55,025	5,144	10.54 to 10.76	12.4% to 13.0%	3.0%
Fidelity® VIP Bond Index Portfolio—Service Class 2	2023	$51,075	5,922	$8.44 to $10.08	3.3% to 4.8%	2.3%
	2022	45,746	5,533	8.16 to 9.61	(14.9%) to (3.9%)	1.4%
	2021	55,134	5,720	9.59 to 9.66	(3.9%) to (3.4%)	0.8%
	2020	54,497	5,455	9.99 to 9.99	(0.1%) to (0.1%)	0.9%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2023	$124,479	1,383	$49.02 to $101.02	31.0% to 31.6%	0.5%
	2022	108,370	1,587	37.32 to 76.76	(27.7%) to (27.3%)	0.5%
	2021	165,185	1,767	51.46 to 105.64	25.5% to 26.1%	0.1%
	2020	143,799	1,946	40.91 to 83.80	28.2% to 28.8%	0.2%
	2019	129,927	2,277	31.84 to 65.09	29.2% to 29.7%	0.4%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	2023	$383,129	13,656	$11.85 to $60.96	30.7% to 32.7%	0.3%
	2022	322,650	13,461	9.05 to 46.46	(27.8%) to (9.1%)	0.3%
	2021	447,433	12,495	23.16 to 64.12	25.2% to 26.0%	0.0%
	2020	393,608	13,307	18.46 to 51.02	27.8% to 28.7%	0.1%
	2019	365,880	15,292	14.40 to 39.75	28.9% to 29.7%	0.2%
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2023	$15,529	1,414	$10.24 to $11.18	7.6% to 9.2%	2.1%
	2022	12,754	1,246	9.50 to 10.33	(21.8%) to (4.5%)	1.7%
	2021	13,658	1,045	12.87 to 13.13	(4.1%) to (3.6%)	2.2%
	2020	8,702	641	13.42 to 13.62	28.6% to 29.3%	0.7%
	2019	4,563	434	10.44 to 10.53	27.0% to 27.7%	1.7%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2023	$41,546	878	$31.20 to $52.02	8.6% to 9.1%	1.8%
	2022	44,298	1,025	28.72 to 47.68	(6.7%) to (6.3%)	1.8%
	2021	51,833	1,124	30.78 to 50.87	22.6% to 23.2%	1.9%
	2020	46,858	1,251	25.11 to 41.31	0.3% to 5.2%	1.8%
	2019	50,417	1,425	23.97 to 39.26	25.1% to 25.7%	2.0%
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	2023	$159,509	7,866	$10.80 to $35.48	8.4% to 10.0%	1.8%
	2022	146,349	7,170	9.95 to 32.60	(7.0%) to (0.0%)	1.8%
	2021	150,101	6,247	17.10 to 34.89	22.3% to 23.1%	1.7%
	2020	123,481	6,164	13.95 to 28.39	4.5% to 5.2%	1.7%
	2019	115,495	5,662	13.31 to 27.05	24.8% to 25.6%	1.8%
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	2023	$934,862	74,991	$12.47 to $12.88	12.0% to 12.8%	2.4%
	2022	798,095	71,721	11.13 to 11.42	(16.7%) to (16.1%)	1.9%
	2021	760,454	56,956	13.35 to 13.60	10.2% to 11.0%	1.2%
	2020	497,417	41,067	12.11 to 12.11	13.0% to 13.0%	1.1%
	2019	250,095	23,323	10.72 to 10.72	7.2% to 7.2%	2.0%
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2023	$41,957	3,455	$10.69 to $12.89	12.2% to 13.8%	2.6%
	2022	28,198	2,586	9.47 to 11.43	(16.5%) to (4.8%)	2.0%
	2021	25,837	1,957	11.56 to 13.61	10.4% to 11.0%	1.4%
	2020	9,963	815	12.15 to 12.26	13.1% to 13.8%	1.2%
	2019	3,992	371	10.74 to 10.78	7.4% to 7.8%	1.8%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Fidelity® VIP Government Money Market Portfolio—Investor Class	2023	$—	—	$—	—	—
	2022	—	—	—	—	—
	2021	—	—	—	—	—
	2020	—	—	—	—	—
	2019	—	—	—	—	—
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2023	$240,799	8,557	$11.80 to $37.48	42.8% to 44.9%	0.0%
	2022	152,398	6,935	8.25 to 26.14	(39.4%) to (17.0%)	0.0%
	2021	223,339	5,661	35.85 to 42.96	9.7% to 10.3%	0.0%
	2020	171,507	4,750	32.62 to 38.99	65.3% to 66.2%	0.0%
	2019	87,880	4,008	19.70 to 23.49	38.1% to 38.8%	0.0%
Fidelity® VIP Health Care Portfolio—Service Class 2	2023	$64,087	4,686	$10.71 to $14.25	2.2% to 3.7%	0.0%
	2022	53,374	3,922	10.47 to 13.86	(14.1%) to 5.2%	0.0%
	2021	58,062	3,630	15.82 to 16.06	9.5% to 10.1%	0.0%
	2020	30,925	2,126	14.45 to 14.58	19.2% to 19.8%	0.6%
	2019	4,613	379	12.12 to 12.17	21.2% to 21.7%	0.3%
Fidelity® VIP International Index Portfolio—Service Class 2	2023	$24,975	2,249	$10.59 to $11.72	13.9% to 15.5%	3.1%
	2022	12,040	1,233	9.26 to 10.24	(17.7%) to (4.3%)	2.5%
	2021	8,435	706	11.20 to 12.37	5.6% to 6.2%	3.3%
	2020	2,789	240	11.54 to 11.65	8.4% to 9.0%	1.9%
	2019	1,025	96	10.64 to 10.68	6.4% to 6.8%	3.9%
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	2023	$5,275	524	$9.91 to $10.15	4.2% to 5.7%	3.3%
	2022	1,278	134	9.52 to 9.60	(4.8%) to (4.0%)	4.4%
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2023	$124,193	4,875	$10.97 to $52.24	12.7% to 14.5%	0.4%
	2022	115,157	4,511	9.71 to 46.17	(16.5%) to (2.4%)	0.3%
	2021	146,175	4,474	17.66 to 55.09	23.0% to 23.8%	0.4%
	2020	127,589	4,529	14.32 to 44.60	15.7% to 16.5%	0.4%
	2019	128,805	5,067	12.34 to 38.39	20.9% to 21.7%	0.7%
Franklin Templeton Aggressive Model Portfolio—Class II	2023	$136,861	10,322	$10.93 to $14.59	16.0% to 17.7%	1.1%
	2022	84,897	7,318	9.41 to 12.51	(18.3%) to (5.4%)	2.9%
	2021	52,648	3,575	12.33 to 15.21	17.4% to 18.1%	2.1%
	2020	16,536	1,284	12.84 to 12.88	28.4% to 28.8%	1.8%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Franklin Templeton Conservative Model Portfolio—Class II	2023	$66,298	6,469	$9.61 to $10.39	6.4% to 8.0%	3.4%
	2022	53,493	5,561	8.99 to 9.70	(14.7%) to (4.5%)	2.6%
	2021	46,070	4,096	10.49 to 11.31	2.9% to 3.5%	2.4%
	2020	21,417	1,961	10.90 to 10.94	9.0% to 9.4%	2.5%
Franklin Templeton Moderate Model Portfolio—Class II	2023	$475,410	40,262	$10.52 to $12.26	11.2% to 12.8%	1.9%
	2022	328,984	30,683	9.44 to 10.97	(16.5%) to (5.1%)	3.0%
	2021	264,265	20,409	11.40 to 13.05	10.4% to 11.0%	2.4%
	2020	75,114	6,389	11.72 to 11.76	17.2% to 17.6%	1.8%
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	2023	$381,824	30,589	$10.74 to $13.21	13.5% to 15.2%	1.5%
	2022	249,079	22,343	9.44 to 11.57	(17.5%) to (5.1%)	2.7%
	2021	198,181	14,415	11.72 to 13.95	12.6% to 13.2%	2.4%
	2020	52,106	4,231	12.28 to 12.32	22.8% to 23.2%	1.8%
Franklin Templeton Moderately Conservative Model Portfolio—Class II	2023	$161,819	14,386	$10.26 to $11.51	8.4% to 10.0%	2.6%
	2022	129,398	12,440	9.42 to 10.56	(14.8%) to (4.2%)	2.7%
	2021	110,091	8,976	11.01 to 12.32	7.1% to 7.7%	2.3%
	2020	41,342	3,615	11.41 to 11.45	14.1% to 14.5%	2.1%
Invesco V.I. EQV International Equity Fund—Series II Shares	2023	$30,548	2,368	$11.33 to $13.98	15.8% to 17.5%	0.0%
	2022	28,359	2,532	9.77 to 12.02	(19.9%) to (1.8%)	1.5%
	2021	35,598	2,555	12.91 to 14.95	3.8% to 4.3%	1.1%
	2020	35,610	2,670	12.42 to 14.35	11.8% to 12.4%	2.1%
	2019	35,220	2,974	11.10 to 12.79	26.0% to 26.7%	1.3%
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	2023	$16,952	1,075	$11.12 to $17.90	15.8% to 17.5%	1.0%
	2022	9,916	700	9.59 to 15.37	(17.5%) to (3.6%)	0.3%
	2021	6,650	360	18.36 to 18.53	20.1% to 20.8%	0.2%
	2020	463	30	15.30 to 15.34	53.0% to 53.4%	0.4%
Janus Henderson Enterprise Portfolio—Service Shares	2023	$50,525	3,170	$11.20 to $17.48	15.7% to 17.4%	0.1%
	2022	35,643	2,475	9.66 to 15.02	(17.6%) to (2.8%)	0.1%
	2021	40,322	2,236	17.72 to 18.13	14.5% to 15.2%	0.2%
	2020	29,462	1,881	15.48 to 15.74	17.1% to 17.8%	0.0%
	2019	19,646	1,475	13.21 to 20.83	27.2% to 33.5%	0.1%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Janus Henderson Global Research Portfolio—Institutional Shares	2023	$46,439	1,134	$16.71 to $44.42	24.5% to 25.0%	0.9%
	2022	41,647	1,274	13.39 to 35.53	(20.9%) to (20.5%)	1.0%
	2021	57,935	1,414	16.88 to 44.71	15.9% to 16.4%	0.5%
	2020	54,912	1,565	14.53 to 38.40	17.9% to 18.4%	0.7%
	2019	52,405	1,773	12.29 to 32.43	26.7% to 27.2%	1.0%
Janus Henderson Global Research Portfolio—Service Shares	2023	$42,284	1,926	$11.72 to $33.15	24.2% to 26.1%	0.8%
	2022	33,395	1,716	9.42 to 26.58	(21.1%) to (5.3%)	0.9%
	2021	40,911	1,545	17.75 to 33.53	15.6% to 16.4%	0.4%
	2020	38,065	1,620	15.31 to 28.87	17.6% to 18.3%	0.6%
	2019	35,852	1,740	12.99 to 24.44	26.4% to 27.2%	0.9%
MFS® International Intrinsic Value Portfolio—Service Class	2023	$44,870	3,285	$10.88 to $14.22	15.3% to 17.0%	0.5%
	2022	37,842	3,153	9.42 to 12.27	(25.1%) to (5.3%)	0.5%
	2021	45,940	2,838	15.87 to 16.28	8.4% to 9.0%	0.1%
	2020	34,902	2,346	14.64 to 14.94	18.1% to 18.8%	0.8%
	2019	23,489	1,874	12.40 to 12.58	23.5% to 24.2%	1.6%
MFS® Investors Trust Series—Initial Class	2023	$7,151	195	$31.00 to $49.42	16.8% to 17.3%	0.7%
	2022	7,503	242	26.48 to 42.31	(18.0%) to (17.6%)	0.7%
	2021	9,976	265	32.21 to 51.61	24.5% to 25.1%	0.6%
	2020	9,089	302	25.81 to 41.46	11.8% to 12.3%	0.6%
	2019	8,733	326	23.03 to 37.09	29.2% to 29.8%	0.7%
MFS® Investors Trust Series—Service Class	2023	$58,816	2,703	$11.05 to $44.91	16.5% to 18.3%	0.5%
	2022	55,323	2,813	9.47 to 38.39	(18.2%) to (4.9%)	0.4%
	2021	72,584	2,943	20.79 to 46.75	24.2% to 25.0%	0.4%
	2020	69,351	3,492	16.70 to 37.50	11.5% to 12.2%	0.4%
	2019	61,623	3,373	14.94 to 33.49	28.8% to 29.7%	0.5%
MFS® Mid Cap Value Portfolio—Service Class	2023	$28,159	1,846	$10.82 to $17.58	10.4% to 12.1%	1.5%
	2022	22,021	1,491	9.78 to 15.83	(10.6%) to (1.6%)	0.8%
	2021	22,933	1,310	13.47 to 17.61	28.3% to 29.0%	0.8%
	2020	11,861	872	10.48 to 13.64	4.8% to 36.4%	0.1%
MFS® Research International Portfolio—Service Class	2023	$1,671	155	$10.69 to $10.92	11.0% to 12.4%	0.8%
	2022	581	60	9.62 to 9.71	(3.8%) to (2.9%)	2.0%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MFS® Research Series—Initial Class	2023	$8,090	194	$28.39 to $47.27	20.5% to 20.7%	0.5%
	2022	7,772	224	23.56 to 39.18	(18.5%) to (18.4%)	0.5%
	2021	10,573	249	28.92 to 48.01	22.8% to 23.1%	0.5%
	2020	10,008	290	23.54 to 39.03	14.7% to 15.0%	0.7%
	2019	9,986	333	20.52 to 33.96	30.8% to 31.1%	0.8%
MFS® Research Series—Service Class	2023	$43,835	1,851	$11.42 to $51.67	19.9% to 21.8%	0.2%
	2022	40,028	1,919	9.50 to 42.91	(18.9%) to (4.5%)	0.2%
	2021	53,717	2,035	21.42 to 52.70	22.2% to 23.0%	0.3%
	2020	49,996	2,305	17.48 to 42.92	14.2% to 14.9%	0.6%
	2019	40,050	2,025	15.27 to 37.42	30.2% to 31.0%	0.6%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2023	$21,448	2,091	$8.98 to $11.90	12.2% to 13.9%	2.0%
	2022	17,982	1,910	7.99 to 10.56	(28.5%) to (19.7%)	1.0%
	2021	24,273	1,804	12.16 to 14.70	37.0% to 37.8%	1.8%
	2020	17,675	1,784	8.85 to 10.69	(18.5%) to (18.1%)	2.6%
	2019	21,447	1,741	10.84 to 13.07	16.6% to 17.3%	1.6%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2023	$1,381	32	$40.40 to $57.78	16.0% to 16.5%	0.0%
	2022	1,271	35	34.74 to 49.62	(30.0%) to (29.7%)	0.0%
	2021	1,936	37	49.48 to 70.64	10.9% to 11.4%	0.0%
	2020	1,878	40	44.41 to 63.43	37.4% to 38.0%	0.0%
	2019	1,536	45	32.17 to 45.97	30.3% to 30.9%	0.0%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2023	$79,297	3,604	$10.35 to $50.98	15.8% to 17.6%	0.0%
	2022	64,245	2,994	8.91 to 43.84	(30.1%) to (10.4%)	0.0%
	2021	94,866	2,858	21.45 to 62.50	10.7% to 11.4%	0.0%
	2020	88,209	2,807	19.33 to 56.25	37.2% to 38.0%	0.0%
	2019	76,952	3,198	14.06 to 40.85	30.1% to 30.9%	0.0%
PIMCO VIT Income Portfolio—Advisor Class	2023	$30,161	2,789	$10.48 to $10.91	6.3% to 7.8%	5.1%
	2022	17,291	1,705	9.85 to 10.21	(9.5%) to (1.0%)	3.6%
	2021	15,562	1,391	11.11 to 11.21	0.1% to 0.7%	2.7%
	2020	4,291	386	11.10 to 11.14	11.0% to 11.4%	2.8%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2023	$66,405	6,227	$10.16 to $11.36	7.0% to 8.6%	2.5%
	2022	67,670	6,783	9.48 to 10.57	(11.8%) to (4.7%)	1.4%
	2021	90,124	7,971	10.94 to 11.94	(3.8%) to (3.2%)	1.5%
	2020	90,868	7,742	11.35 to 12.35	3.6% to 4.2%	5.7%
	2019	90,456	7,990	10.94 to 11.87	5.0% to 5.6%	1.7%
PIMCO VIT Low Duration Portfolio—Advisor Class	2023	$41,241	4,238	$9.33 to $10.25	3.1% to 4.6%	3.5%
	2022	36,285	3,875	9.06 to 9.81	(7.5%) to (1.9%)	1.6%
	2021	31,859	3,186	9.79 to 10.10	(2.7%) to (2.2%)	0.4%
	2020	31,796	3,106	10.06 to 10.32	1.1% to 1.7%	1.0%
	2019	21,157	2,098	9.95 to 10.15	2.1% to 2.7%	2.7%
PIMCO VIT Total Return Portfolio—Advisor Class	2023	$136,907	13,768	$9.67 to $10.11	4.0% to 5.5%	3.5%
	2022	132,110	13,890	9.29 to 9.68	(15.9%) to (4.6%)	2.5%
	2021	170,446	15,140	11.02 to 11.46	(3.1%) to (2.5%)	1.7%
	2020	178,964	15,477	11.35 to 11.78	6.7% to 7.2%	2.0%
	2019	118,132	10,934	10.63 to 11.00	6.4% to 7.0%	2.9%
Western Asset Core Plus VIT Portfolio—Class II	2023	$1,529	153	$9.88 to $10.09	4.7% to 6.1%	3.5%
	2022	1,227	129	9.44 to 9.52	(5.6%) to (4.8%)	2.9%

Not all Investment Divisions are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value are 0.30% to 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

1 Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

2 These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Annuity Separate Account-III

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP American Century Sustainable Equity—Initial Class (1)	MainStay VP Small Cap Growth—Service Class (1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class (1)

MainStay VP American Century Sustainable Equity—Service Class (1)	MainStay VP U.S. Government Money Market—Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM—Service Class 2 (1)

MainStay VP Balanced—Service Class (1)	MainStay VP Wellington Growth—Initial Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Investor Class (1)

MainStay VP Bond—Initial Class (1)	MainStay VP Wellington Growth—Service Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Service Class (1)

MainStay VP Bond—Service Class (1)	MainStay VP Wellington Mid Cap—Initial Class (1)	Fidelity® VIP Government Money Market Portfolio—Investor Class (1)

MainStay VP Candriam Emerging Markets Equity—Initial Class (1)	MainStay VP Wellington Mid Cap—Service Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2 (1)

MainStay VP Candriam Emerging Markets Equity—Service Class (1)	MainStay VP Wellington Small Cap—Initial Class (1)	Fidelity® VIP Health Care Portfolio—Service Class 2 (1)

MainStay VP CBRE Global Infrastructure—Service Class (1)	MainStay VP Wellington Small Cap—Service Class (1)	Fidelity® VIP International Index Portfolio—Service Class 2 (1)

MainStay VP Conservative Allocation— Service Class (1)	MainStay VP Wellington U.S. Equity—Initial Class (1)	Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2 (2)

MainStay VP Epoch U.S. Equity Yield— Initial Class (1)	MainStay VP Wellington U.S. Equity—Service Class (1)	Fidelity® VIP Mid Cap Portfolio—Service Class 2 (1)

MainStay VP Epoch U.S. Equity Yield—Service Class (1)	MainStay VP Winslow Large Cap Growth—Initial Class (1)	Franklin Templeton Aggressive Model Portfolio—Class II (1)

MainStay VP Equity Allocation—Service Class (1)	MainStay VP Winslow Large Cap Growth—Service Class (1)	Franklin Templeton Conservative Model Portfolio—Class II (1)

MainStay VP Fidelity Institutional AM® Utilities—Initial Class (1)	AB VPS Relative Value Portfolio—Class B (2)	Franklin Templeton Moderate Model Portfolio—Class II (1)

MainStay VP Fidelity Institutional AM® Utilities—Service Class (1)	American Funds IS Asset Allocation Fund—Class 4 (1)	Franklin Templeton Moderately Aggressive Model Portfolio—Class II (1)

MainStay VP Floating Rate—Service Class (1)	American Funds IS The Bond Fund of America®—Class 4 (2)	Franklin Templeton Moderately Conservative Model Portfolio—Class II (1)

MainStay VP Growth Allocation—Service Class (1)	American Funds IS Global Small Capitalization Fund—Class 4 (1)	Invesco V.I. EQV International Equity Fund—Series II Shares (1)

MainStay VP Income Builder—Initial Class (1)	American Funds IS Growth Fund—Class 4 (1)	Invesco V.I. Main Street Small Cap Fund®—Series II Shares (1)

MainStay VP Income Builder—Service Class (1)	American Funds IS New World Fund®—Class 4 (1)	Janus Henderson Enterprise Portfolio—Service Shares (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP IQ Hedge Multi-Strategy—Service Class (1)	American Funds IS Washington Mutual Investors FundSM—Class 4 (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)

MainStay VP Janus Henderson Balanced—Initial Class (1)	BlackRock® Global Allocation V.I. Fund—Class III (1)	Janus Henderson Global Research Portfolio—Service Shares (1)

MainStay VP Janus Henderson Balanced—Service Class (1)	BlackRock® High Yield V.I. Fund—Class III (1)	MFS® International Intrinsic Value Portfolio—Service Class (1)

MainStay VP MacKay Convertible—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	MFS® Investors Trust Series—Initial Class (1)

MainStay VP MacKay Convertible—Service Class (1)	BNY Mellon IP Technology Growth Portfolio—Service Shares (1)	MFS® Investors Trust Series—Service Class (1)

MainStay VP MacKay Government—Initial Class (1)	BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares (2)	MFS® Mid Cap Value Portfolio—Service Class (1)

MainStay VP MacKay Government—Service Class (1)	ClearBridge Variable Appreciation Portfolio—Class II (1)	MFS® Research International Portfolio—Service Class (2)

MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 (1)	MFS® Research Series—Initial Class (1)

MainStay VP MacKay High Yield Corporate Bond—Service Class (1)	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2 (1)	MFS® Research Series—Service Class (1)

MainStay VP MacKay Strategic Bond—Service Class (1)	Columbia Variable Portfolio—Intermediate Bond Fund—Class 2 (2)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class II (1)

MainStay VP Moderate Allocation—Service Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I (1)

MainStay VP Natural Resources—Initial Class (1)	Delaware VIP® Small Cap Value Series—Service Class (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S (1)

MainStay VP PIMCO Real Return—Service Class (1)	DWS Alternative Asset Allocation VIP—Class B (1)	PIMCO VIT Income Portfolio—Advisor Class (1)

MainStay VP PineStone International Equity—Initial Class (1)	Fidelity® VIP Bond Index Portfolio—Service Class 2 (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (1)

MainStay VP PineStone International Equity—Service Class (1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Advisor Class (1)

MainStay VP S&P 500 Index—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio—Service Class 2 (1)	PIMCO VIT Total Return Portfolio—Advisor Class (1)

MainStay VP S&P 500 Index—Service Class (1)	Fidelity® VIP Emerging Markets Portfolio—Service Class 2 (1)	Western Asset Core Plus VIT Portfolio—Class II (2)

MainStay VP Small Cap Growth—Initial Class (1)

(1) Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

(2) Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the year ended December 31, 2023 and the period May 1, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight

Report of Independent Registered Public Accounting Firm (Continued)

Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Annuity Separate Account-III in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian and the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 4, 2024

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Annuity Separate Account-III since 1995.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of

New York Life Insurance Company)

FINANCIAL STATEMENTS

AND SUPPLEMENTAL SCHEDULES

(STATUTORY BASIS)

December 31, 2023, 2022 and 2021

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation

Opinions

We have audited the accompanying statutory basis financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2023 and 2022, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017

T: (646) 471 3000, www.pwc.com/us

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, summary investment schedule, investment risks interrogatories, and supplemental schedule of reinsurance contracts (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

New York, New York
February 28, 2024

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2023	2022

	(in millions)
Assets
Bonds	$102,056	$93,817
Common and preferred stocks	659	1,285
Mortgage loans	15,484	15,544
Policy loans	928	862
Other invested assets	3,583	3,721
Cash, cash equivalents and short-term investments	1,696	6,401
Derivatives	1,196	1,360

Total cash and invested assets	125,602	122,990
Investment income due and accrued	1,005	851
Admitted disallowed interest maintenance reserve	328	—
Interest in annuity contracts	10,774	10,236
Other assets	1,201	1,101
Separate accounts assets	55,405	49,808

Total assets	$194,315	$184,986

Liabilities, capital and surplus
Liabilities:
Policy reserves	$112,990	$109,695
Deposit funds	1,583	1,441
Policy claims	1,041	1,049
Separate accounts transfers due and accrued	(1,114)	(1,104)
Obligations under structured settlement agreements	10,774	10,236
Amounts payable under security lending agreements	678	675
Other liabilities	2,106	2,798
Interest maintenance reserve	—	(8)
Asset valuation reserve	1,939	1,890
Separate accounts liabilities	55,388	49,777

Total liabilities	185,385	176,449

Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Special surplus for admitted disallowed interest maintenance reserve	328	—
Unassigned surplus	4,119	4,054

Total capital and surplus	8,930	8,537

Total liabilities, capital and surplus	$194,315	$184,986

See accompanying notes to financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

Years Ended December 31,
2023	2022	2021

	(in millions)
Income
Premiums	$16,743	$21,033	$14,012
Net investment income	5,276	4,304	4,261
Other income	1,129	1,093	1,073

Total income	23,148	26,430	19,346

Benefits and expenses
Benefit payments:
Death benefits	2,275	2,345	2,343
Annuity benefits	3,664	3,431	3,430
Surrender benefits	12,037	9,256	9,054
Other benefit payments	103	93	87

Total benefit payments	18,079	15,125	14,914
Additions to policy reserves	3,334	9,721	418
Net transfers (from)/to separate accounts	(648)	444	1,909
Operating expenses	1,710	1,645	1,432

Total benefits and expenses	22,475	26,935	18,673

Gain/(loss) from operations before federal and foreign income taxes	673	(505)	673
Federal and foreign income taxes	268	114	187

Net gain/(loss) from operations	405	(619)	486
Net realized capital gains/(losses), after taxes and transfers to interest maintenance reserve	188	(37)	(157)

Net income/(loss)	$593	$(656)	$329

See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2023	2022	2021
	(in millions)
Capital and surplus, beginning of year	$8,537	$9,734	$9,448
Net increase/(decrease) due to:
Net income/(loss)	593	(656)	329
Change in net unrealized capital (losses)/gains on investments	(268)	(153)	589
Change in nonadmitted assets	(89)	(300)	(7)
Change in reserve valuation basis	31	—	536
Change in asset valuation reserve	(49)	(16)	(271)
Change in net deferred income tax	189	311	106
Dividends to parent	—	(400)	(942)
Prior period corrections	—	—	(77)
Other adjustments, net	(14)	17	23

Net increase/(decrease)	393	(1,197)	286

Capital and surplus, end of year	$8,930	$8,537	$9,734

See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2023	2022	2021
	(in millions)
Cash flows from operating activities:
Premiums received	$16,730	$20,995	$13,623
Net investment income received	4,878	3,888	4,237
Other	1,130	1,095	1,080

Total received	22,738	25,978	18,940

Benefits and other payments	18,054	15,140	14,154
Net transfers (from)/to separate accounts	(635)	334	2,020
Operating expenses	1,548	1,580	1,356
Federal income taxes	235	101	285

Total paid	19,202	17,155	17,815

Net cash from/(used in) operating activities	3,536	8,823	1,125

Cash flows from investing activities:
Proceeds from investments sold	4,331	6,998	8,403
Proceeds from investments matured or repaid	9,850	8,889	12,844
Cost of investments acquired	(21,917)	(20,237)	(22,397)
Net change in policy loans	(66)	(9)	34

Net cash (used in)/from investing activities	(7,802)	(4,359)	(1,116)

Cash flows from financing and miscellaneous activities:
Dividends to New York Life	—	(400)	(942)
Other miscellaneous uses	(438)	574	(103)

Net cash (used in)/from financing and miscellaneous activities	(438)	174	(1,045)

Net (decrease)/increase in cash, cash equivalents and short-term investments	(4,704)	4,638	(1,036)
Cash, cash equivalents and short-term investments, beginning of year	6,401	1,763	2,799

Cash, cash equivalents and short-term investments, end of year	$1,697	$6,401	$1,763

See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2023	2022	2021
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bond investment to bond investment	$556	$6,760	$1,348
Transfer of other invested assets investment to insurance affiliate in exchange for bonds	$—	$250	$—
Transfer of assets between bond investment and other invested assets	$23	$146	$66
Capitalized interest on bonds and mortgage loans	$76	$95	$119
Depreciation/amortization on fixed assets	$92	$73	$73
Low-income housing tax credit future commitments	$10	$68	$80
Transfer of mortgage loans to other invested assets	$3	$44	$72
Transfers between equity investment and equity investment	$40	$34	$5
Bonds to be announced commitments - purchased/sold	$—	$19	$1,535
Other invested assets stock distribution	$—	$6	$16
Dividend to New York Life paid in bonds	$—	$—	$402
Exchange of bonds to stocks	$—	$—	$3

See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

December  31, 2023, 2022 and 2021

NOTE 1—NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2—BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“the Department” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Correction

In 2021, the Company corrected its assumption of the duration in which bank owned life insurance policies paid premiums under the universal life (“UL”) Commissioners Reserve Valuation Methodology. As a result, the Company recorded a prior period correction decreasing surplus by $77 million in 2021.

Statutory vs. U.S. GAAP Basis of Accounting

Financial statements prepared under NAIC SAP as determined under Delaware State Insurance Law vary from those prepared under U.S. GAAP. The effects of those differences are material to the Company’s financial statements. The primary differences that would most likely be material are as follows:

Investments

•

investments in bonds are generally carried at amortized cost or values as prescribed by the Department, whereas under U.S. GAAP, investments in bonds that are classified as available for sale or trading are carried at fair value, with changes in fair value of bonds classified as available for sale reflected in equity, and changes in fair value of bonds classified as trading reflected in earnings;

•

investments in noncontrolled partnerships and limited liability companies are accounted for under the equity method for both NAIC SAP and U.S. GAAP. Under the statutory equity method, undistributed income and capital gains and losses for these investments are reported in surplus as unrealized gains or losses, whereas under U.S. GAAP, in many cases, for investment companies, unrealized gains and losses are included in net investment income;

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•

credit loss-related bond impairments that are deemed to be other than temporary are recorded as a direct write-down to the security without the ability to reverse those losses in the future if expected cash flows increase. Under U.S. GAAP, estimated credit losses on bonds classified as available for sale are recorded through an allowance for credit losses subject to future reversals if expected cash flows increase;

•

specific valuation allowances are established for the excess carrying value of a mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Under U.S. GAAP, a valuation allowance is established for expected credit losses. The valuation allowance under U.S. GAAP is based on historical experience, current economic conditions and reasonable and supportable forecasts;

•

realized gains and losses resulting from changes in interest rates are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas under U.S. GAAP, the gains and losses are recognized in income at the time of sale;

•	certain derivative instruments are carried at amortized cost, whereas under U.S. GAAP, all derivative instruments are carried at fair value;

Insurance Contracts

•

contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts, whereas under U.S. GAAP, only contracts that have significant mortality or morbidity risk are classified as insurance contracts otherwise they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments;

•

payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances;

•

the costs related to acquiring insurance contracts (principally commissions), policy issue expenses and sales inducements are charged to income in the period incurred, whereas under U.S. GAAP, these costs are deferred when related directly to successful sales and amortized over the periods benefited;

•	life insurance and annuity reserves are based on different statutory methods and assumptions than they are under U.S. GAAP;

•

reinsurance agreements are accounted for as reinsurance on an NAIC SAP and U.S. GAAP basis if certain risk transfer provisions have been met. NAIC SAP requires the reinsurer to assume insurance risk, regardless of the significance of the loss potential, whereas U.S. GAAP requires that there is a reasonable possibility that the reinsurer may realize significant loss from assuming insurance risk; assets and liabilities from reinsurance transactions are reported net of reinsurance, whereas under U.S. GAAP, assets and liabilities from reinsurance transactions are reported gross of reinsurance;

Taxes

•

deferred income taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus, whereas under U.S. GAAP, deferred income taxes include federal and state income taxes and changes in deferred taxes are reflected in either earnings or other comprehensive income;

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•

a tax loss contingency is required to be established if it is more likely than not that a tax position will not be sustained upon examination by taxing authorities. If a loss contingency is greater than 50% of the tax benefit associated with a tax position, the loss contingency is increased to 100%, whereas under U.S. GAAP the amount of the benefit for any uncertain tax position is the largest amount that is greater than 50% likely of being realized upon settlement;

Surplus

•

an asset valuation reserve (“AVR”) based on a formula prescribed by the NAIC is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are recorded directly to surplus, whereas under U.S. GAAP, no AVR is recognized;

•

certain assets, such as deferred taxes as noted above, intangible assets, furniture and equipment, and unsecured receivables are considered nonadmitted and excluded from assets, whereas they are included in assets under U.S. GAAP subject to a valuation allowance, as appropriate.

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Residual interests in securitizations are reported as other invested assets at the lower of cost or fair value. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Under NAIC SAP, Securities Valuation Office (“SVO”)-identified investments, which include certain SVO approved exchange traded funds (“ETFs”) and mutual funds, are eligible for classification as bonds as identified in the SVO’s Purposes and Procedures Manual. SVO-identified bond ETFs are stated at fair value.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities backed by the U.S. government (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For all other securities, including all loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion on the valuation approach and methods for common stocks.

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment’s amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the IMR if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (a) has the intent to sell the security or (b) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment (“OTTI”), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. In the absence of an admissible audit, the entire investment is nonadmitted. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Residual tranches of securitizations are reported at the lower of cost or market.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Real Estate

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over the shorter of their estimated useful life, or the remaining estimated life of the real estate. Rental revenue from leased real estate is recognized on a straight-line basis over the lease term.

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, and within other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. For foreign currency swaps used under a fair value hedge designation, the Company excludes the cross-currency basis spread in its calculation of effectiveness as allowed under statutory accounting guidance. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and within other income for hedges of liabilities. Upon termination or maturity, the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

AVR and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR. The Company admits negative IMR up to 10% of its capital and surplus as required to be shown on the balance sheet of the statutory financial statements most recently filed with its domiciliary state insurance regulator, adjusted to exclude any net positive goodwill, electronic database processing equipment and operating system software, net deferred tax assets and admitted net negative IMR.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.

Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.

Policy Reserves

Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for a discussion of reserves in excess of minimum NAIC requirements.

Federal Income Taxes

The Company is a member of an affiliated group which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company computes its share of consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in New York Life’s consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company generally recognizes deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) for expected future tax consequences of temporary differences between statutory and taxable income. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Limitations on the admitted amount of DTA are calculated in accordance with SSAP No. 101, Income Taxes, a replacement of SSAP 10R and SSAP 10. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit. Refer to Note 16 - Income Taxes for more detailed information about the Company’s income taxes.

Separate Accounts

The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

Other Assets and Liabilities

Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of derivative liabilities, reinsurance payables, amounts payable for undelivered securities and payable to parent.

Nonadmitted Assets

Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the Department to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.

Fair Value of Financial Instruments and Insurance Liabilities

Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.

Foreign Currency Transactions

For foreign currency items, income and expenses are translated at the average exchange rate for the period while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NOTE 4—BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to various risks, including, but not limited to, insurance, financial, operational, and regulatory risks.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company’s insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk, and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity (“VA”) and certain variable universal life (“VUL”) products issued by the Company. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include general risk of loss of investment, market volatility, interest rate, liquidity, credit, valuation, regulatory change, currency, geographic and counterparty risks. In addition, the investment portfolio is exposed to climate risk, which may affect the value of the Company’s investments.

The Company is subject to various operational risks that could adversely impact its profitability, notably technology risks, which include cybersecurity. Technology risks may involve failures or inadequacies in the Company’s technology systems, including the risk of damage to or theft of Company information, whether in digital or physical formats, or breaches of the Company’s technology platforms. Operational risks also include business disruption risks, which may involve disruptions to mission-critical business functions as a result of system or infrastructure failures, malicious activity, pandemics, and natural and man-made disasters. Climate change may increase the frequency and severity of certain natural disasters that can lead to operational risks.

The Company continues to monitor the economic environment and other potential impacts relating to the COVID-19 pandemic. The Company has maintained effective operations and levels of policyholder service throughout the course of the pandemic.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

The NAIC adopted revisions to SSAP No. 48 “Joint Ventures, Partnerships and Limited Liability Companies”, SSAP No. 30 “Common Stock” and SSAP No. 32 “Preferred Stock” regarding residual investments. The amended guidance clarified that equity investments issued from entities that are in substance securitization vehicles are to be reported as residual investments. The adoption of this guidance had no impact to the Company’s surplus, but required the reclassification of $3 million of investments in limited partnerships as residual investments.

The NAIC adopted INT 23-01, which is an interpretation that prescribes limited-time, optional, statutory accounting guidance as an exception to the existing guidance detailed in SSAP No. 7 “Asset Valuation Reserve and Interest Maintenance Reserve” and the annual statement instructions that requires non-admittance of a negative IMR. Under the INT, reporting entities are allowed to admit negative IMR if certain criteria are met. The adoption of this guidance allowed the Company to admit $328 million of negative IMR at December 31, 2023, which increased the Company’s total assets. There was no impact to net income from this change. New disclosures required under the INT have been included in Note 6 - Investments.

The NAIC adopted revisions to SSAP No. 86 “Derivatives”, which adopt with modification U.S. GAAP guidance in determining hedge effectiveness. More specifically, SSAP No. 86 was modified to incorporate measurement guidance for excluded components when measuring hedge effectiveness of foreign currency swaps and foreign currency forwards. In addition, new guidance was added regarding the portfolio layer method and partial term hedges for fair value hedges. The Company adopted this guidance on January 1, 2023 with no impact to surplus at adoption. New disclosures related to this guidance were added to Note 7 - Derivative Instruments and Risk Management.

The NAIC adopted revisions to SSAP No. 43R “Loan-Backed and Structured Securities” to require residual tranches of securitizations to be reported as other invested assets at the lower of cost or market. Residual tranches have been defined under SSAP 43R as those investments in a securitization that have no contractual payments, whether principal or interest, or both and where payment to the holders of the instruments only occurs after contractual interest and principal payments have been made to the other tranches in the securitization based on any remaining funds. The Company adopted this guidance at December 31, 2022 and reclassified residual tranches with a book value of $94 million from Bonds to Other invested assets. The reclassification had no impact on income or surplus.

The NAIC adopted revisions to SSAP No. 25 “Affiliates and Other Related Parties” in 2022, with additional revisions issued in 2023, to clarify that for entities not controlled by voting interests, such as limited partnerships, trusts and other special purpose entities, control may be held by a general partner, servicer, or by other arrangements. The ability of the reporting entity or its affiliates to direct the management and policies of an entity through such arrangements shall constitute control as defined in SSAP 25. Updates were also adopted in SSAP 43R to clarify that investments from any arrangement that results in direct or indirect control of an investee, which include but are not limited to control through a servicer or other controlling arrangement, shall be reported as affiliated in accordance with SSAP 25. The Company invests in asset-backed securities issued by securitization vehicles that are managed by its asset management affiliates. These investments do not have any credit risk exposure to affiliates, but are now reported as affiliated investments in Note 6 - Investments based on the revisions adopted. Reporting these investments as affiliated only impacted disclosures and had no impact on the Company’s income or surplus.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

The NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company’s contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform has no material impact to the Company’s surplus or net income at December 31, 2023.

NOTE 6—INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2023 and 2022, were as follows (in millions):

	2023		2022
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$7,562	$7,396	$5,257	$5,138
Due after one year through five years(1)	40,965	39,741	35,959	34,142
Due after five years through ten years	25,625	23,810	26,066	23,167
Due after ten years	27,905	24,094	26,535	21,485

Total	$102,056	$95,041	$93,817	$83,932

(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and two affiliated bonds issued by NYL Investment Management Holdings LLC (“NYL Investments”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities (“ABS”) are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $44 million and $2,126 million at December 31, 2023 and 2022, respectively, and cash equivalents with a carrying value of $1,875 million and $4,485 million at December 31, 2023 and 2022, respectively, are due in one year or less. Carrying value approximates fair value for these investments.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2023 and 2022, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2023
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,663	$12	$1,237	$4,438
All other governments	247	3	17	233
U.S. special revenue and special assessment	10,509	59	1,011	9,557
Industrial and miscellaneous unaffiliated	81,761	613	5,402	76,972
Parent, subsidiaries, and affiliates(1)	3,120	1	34	3,087
SVO identified funds	755	—	—	755

Total	$102,056	$687	$7,702	$95,041

(1) The balance includes $241 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2022
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,532	$4	$1,209	$4,327
All other governments	172	1	17	156
U.S. special revenue and special assessment	10,805	17	1,329	9,493
Industrial and miscellaneous unaffiliated	73,324	139	7,394	66,069
Parent, subsidiaries, and affiliates(1)	3,149	1	98	3,052
SVO identified funds	835	—	—	835

Total	$93,817	$162	$10,047	$83,932

(1) The balance includes $200 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

Common and Preferred Stocks

The following table presents the carrying value and change in unrealized gains (losses) of common and preferred stocks at December 31, 2023 and 2022 (in millions):

	2023		2022
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$615	$(172)	$1,236	$(217)
Preferred stocks	44	(3)	49	(2)

Total	$659	$(175)	$1,285	$(219)

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Mortgage Loans

The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2023 were 12.7% and 5.5% and funded during 2022 were 7.8% and 2.3%, respectively. For 2023 and 2022, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 92.4% (average percentage was 58.0% and 54.5% at December 31, 2023 and 2022, respectively). For 2023 and 2022, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 46.4% and 49.4% at December 31, 2023 and 2022, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company’s commercial mortgage loans were held in a form of participations with the carrying value of $15,185 million and $15,457 million at December 31, 2023 and 2022, respectively. These loans were originated or acquired by New York Life. Refer to Note 11 - Related Party Transactions for more detail on these transactions.

At December 31, 2023 and 2022, the distribution of the mortgage loan portfolio by property type and geographic location was as follows (in millions):

	2023		2022
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Industrial	$4,713	30.4%	$3,998	25.7%
Apartment buildings	4,225	27.3	4,672	30.1
Office buildings	3,304	21.3	3,752	24.1
Retail facilities	2,742	17.7	2,773	17.8
Hotels	301	1.9	330	2.1
Other	195	1.3	14	0.2
Residential	4	—	5	—

Total	$15,484	100.0%	$15,544	100.0%

	2023		2022
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$4,331	28.0%	$4,245	27.3%
Pacific	3,641	23.5	3,798	24.4
South Atlantic	3,530	22.8	3,598	23.1
Middle Atlantic	3,215	20.8	3,081	19.8
New England	673	4.3	805	5.2
Other	93	0.6	17	0.2

Total	$15,484	100.0%	$15,544	100.0%

At December 31, 2023 and 2022, mortgage loans of $110 million and $110 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial mortgage loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income and expense hurdles, major tenant or

21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

borrower issues, the economic climate, and catastrophic events, among others. Collateral securing loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans.

Fair value of the collateral for commercial mortgages (excluding credit loans) over $10 million is generally updated every three years, unless a more current appraisal is warranted. For portfolio loans, which are collateralized by multiple commercial properties, inspections are done every three years for approximately 50% of the properties in the portfolio. Commercial mortgages less than $10 million have an on-site inspection performed by an external inspection service generally every three years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from rising interest rates or distress in the market due to return to work issues. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2023 and 2022, LTVs on the Company’s mortgage loans were as follows (in millions):

	2023
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$—	$254	$—	$—	$—	$—	$—	$254
91% to 95%	6	47	—	110	—	—	8	171
81% to 90%	70	462	—	203	36	—	—	771
71% to 80%	91	394	110	254	—	—	14	862
Below 70%	4,059	2,147	4,603	2,176	265	4	173	13,426

Total	$4,225	$3,304	$4,713	$2,742	$301	$4	$195	$15,484

	2022
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$14	$107	$—	$—	$—	$—	$—	$121
91% to 95%	—	—	—	110	—	—	—	110
81% to 90%	—	17	—	109	23	—	—	149
71% to 80%	279	257	91	308	40	—	2	977
Below 70%	4,379	3,371	3,907	2,246	267	5	12	14,187

Total	$4,672	$3,752	$3,998	$2,773	$330	$5	$14	$15,544

At December 31, 2023 and 2022, impaired mortgage loans were as follows (in millions):

	2023
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$—	$—	$—
Commercial	191	72	110	150	14	11

Total	$191	$72	$110	$150	$14	$11

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2022
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$1	$—	$—
Commercial	—	—	110	58	8	8

Total	$—	$—	$110	$59	$8	$8

Other Invested Assets

The carrying value of other invested assets at December 31, 2023 and 2022 consisted of the following (in millions):

	2023	2022
Investment in MCF	$1,238	$1,316
Limited partnerships and limited liability companies	1,515	1,476
Other investments	509	623
Real estate investment property	91	93
LIHTC investments	217	197
Loan to affiliate	13	16

Total other invested assets	$3,583	$3,721

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2023, 2022 and 2021 consisted of the following (in millions):

	2023		2022		2021
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$345	$(79)	$176	$29	$137	$169
Limited partnerships and limited liability companies	28	(58)	11	(12)	42	176
Other investments	25	(5)	11	(7)	9	—
Real estate investment property	17	—	22	—	11	—
LIHTC investments	(17)	—	(10)	—	(12)	—
Loans to affiliates	1	—	1	—	—	—

Total other invested assets	$399	$(142)	$211	$10	$187	$345

(1) Includes unrealized foreign exchange gains (losses) of $2 million, $(18) million and less than $1 million in 2023, 2022, and 2021, respectively.

Investment in MCF consists of the Company’s equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in leveraged buy-out funds, mezzanine funds, real estate funds, and other private equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Other investments consist primarily of investments in surplus notes, preferred units of limited partnerships, residual tranches of securitizations, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 1 year to 13 years. During 2023, 2022 and 2021, the Company recorded amortization on these investments under the proportional amortized cost method of $17 million, $10 million, and $12 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $20 million, $12 million, and $15 million for 2023, 2022 and 2021, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 1 years to 16 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.

Assets on Deposit or Pledged as Collateral

At December 31, 2023 and 2022, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2023
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.3%	0.3%
Subject to reverse repurchase agreements	210	185	25	—	210	0.1	0.1
Subject to dollar repurchase agreements	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding Federal Home Loan Bank (“FHLB”) capital stock	37	38	(1)	—	37	0.0	0.0
FHLB capital stock	25	25	—	—	25	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Pledged as collateral not captured in other categories	10	3	7	—	10	0.0	0.0

Total restricted assets	$961	$930	$31	$—	$961	0.5%	0.5%

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2022
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	185	140	45	—	185	0.1	0.1
Subject to dollar repurchase agreements	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding FHLB capital stock	38	40	(2)	—	38	0.0	0.0
FHLB capital stock	25	29	(4)	—	25	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Pledged as collateral not captured in other categories	3		3	—	3	0.0	0.0

Total restricted assets	$930	$888	$42	$—	$930	0.5%	0.5%

Loaned Securities and Repurchase Agreements

The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third-parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2023, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2023 was $688 million with a fair value of $658 million. At December 31, 2022, the carrying value was $740 million, with a fair value of $657 million. The reinvested collateral is reported in bonds, and Cash, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $707 million and $701 million at December 31, 2023 and 2022, respectively.

At December 31, 2023, the carrying value and fair value of securities held under agreements to purchase and resell was $210 million, which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 2 days and a weighted average yield of 5.3%. At December 31, 2022, the carrying value and fair value of securities held under agreements to purchase and resell was $185 million which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of three days and a weighted average yield of 4.3%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2023 and 2022, the Company was not a party to any dollar repurchase agreements in the general account. At December 31, 2023 and 2022, the Company was not a party to any dollar repurchase agreements in the separate accounts.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Collateral Received

At December 31, 2023 and 2022, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	2023
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	838	838	0.6	0.6

Total	$1,513	$1,513	1.1%	1.1%

	2022
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	831	831	0.6	0.6

Total	$1,506	$1,506	1.1%	1.1%

	2023		2022
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.5%	$675	0.5%
Other liabilities (derivatives)	823	0.6	813	0.6
Separate accounts liabilities (derivatives)	14	—	17	—

Total	$1,513	1.1%	$1,506	1.1%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Composition of Collateral Received

The following tables present the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2023 and 2022 (in millions):

	2023
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$84	$—	$—	$—	$—	$84
U.S. government corporation & agencies	1	—	—	—	—	1
Foreign governments	3	—	—	—	—	3
U.S. corporate	498	—	—	—	—	498
Foreign corporate	89	—	—	—	—	89

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

	2022
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	$1	$—	$—	$—	$—	$1
Foreign governments	4	—	—	—	—	4
U.S. corporate	538	—	—	—	—	538
Foreign corporate	132	—	—	—	—	132

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

At December 31, 2023 and 2022, there were no separate account securities cash collateral received under securities lending agreements.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Reinvestment of Collateral Received

The following tables present the term and aggregate fair value at December 31, 2023 and 2022 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2023		2022
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	429	429	512	512
31 to 60 days	37	37	—	—
61 to 90 days	42	42	—	—
91 to 120 days	—	—	—	—
121 to 180 days	6	6	—	—
181 to 365 days	36	36	18	18
1 to 2 years	86	86	104	103
2 to 3 years	70	70	68	68
Greater than 3 years	—	—	—	—

Total collateral reinvested	$706	$707	$702	$701

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

Reverse Repurchase Agreement Transactions

The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party reverse repurchase agreements at December 31, 2023 and 2022 (in millions):

	2023		2022
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$—	$—	$—	$—
2 Days to 1 Week	$221	$210	$199	$185
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2023 and 2022, the Company did not have any defaulted reverse repurchase agreements.

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2023 and 2022 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2023	$221	$210
Third Quarter 2023	$224	$210
Second Quarter 2023	$222	$221
First Quarter 2023	$221	$206

Fourth Quarter 2022	$199	$185
Third Quarter 2022	$174	$151
Second Quarter 2022	$141	$131
First Quarter 2022	$141	$131

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreement transactions by remaining contractual maturity for four quarters of 2023 and 2022 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2023	$—	$—	$—	$226
Third Quarter 2023	$—	$—	$—	$228
Second Quarter 2023	$—	$—	$—	$226
First Quarter 2023	$—	$—	$—	$225

Fourth Quarter 2022	$—	$—	$—	$203
Third Quarter 2022	$—	$—	$—	$177
Second Quarter 2022	$—	$—	$—	$144
First Quarter 2022	$—	$—	$—	$143

Ending Balance
Fourth Quarter 2023	$—	$—	$—	$215
Third Quarter 2023	$—	$—	$—	$214
Second Quarter 2023	$—	$—	$—	$226
First Quarter 2023	$—	$—	$—	$210

Fourth Quarter 2022	$—	$—	$—	$189
Third Quarter 2022	$—	$—	$—	$154
Second Quarter 2022	$—	$—	$—	$133
First Quarter 2022	$—	$—	$—	$133

At December 31, 2023, and 2022, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities” ($ in millions):

General Account	2023			2022
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds—amortized cost	9	$14	$13	2	$1	$1
Loan-backed and structured securities -amortized cost	43	44	47	28	11	12

Total general account	52	$58	$60	30	$12	$13

Separate account:
Loan-backed and structured securities -amortized cost	2	$—	$1	2	$1	$1

Total separate account	2	$—	$1	2	$1	$1

Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, securities sold during the years ended December 31, 2023 and 2022, and reacquired within 30 days of the sale date are as follows ($ in millions):

2023
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	1	$1	$1	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock(1)		5	—	—	—

		6	$1	$1	$—

(1) Book value of securities sold and cost of securities repurchased are both less than a million.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

2022
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock(1)		1	—	—	—

		1	$—	$—	$—

(1) Book value of securities sold and cost of securities repurchased are both less than $1 million.

Admitted Negative IMR

The Company admitted all of its negative IMR in the general account and the insulated separate accounts at December 31, 2023, which was $328 million and less than a million, respectively. Of the $328 million in the general account, $68 million relates to cumulative realized gains on bonds and $396 million relates to cumulative realized losses on derivatives. The Company’s IMR balance includes interest-related realized gains and losses arising from sales of its fixed income investments that are done in compliance with the Company’s investment management policies. The Company’s IMR balance includes interest-related realized gains and losses arising from sales of its fixed income investments that are made in compliance with the Company’s investment management policies. The Company engages in prudent portfolio management that may require sales of its fixed income investments in order to rebalance the portfolio and match the duration of the Company’s insurance liabilities. Proceeds from the sale of fixed income investments made for these purposes are reinvested in similar assets. If sales are executed due to liquidity pressures related to the Company’s insurance contracts (i.e., excess withdrawal activity), any related realized gains and losses are not deferred into the IMR. The Company did not have any excess withdrawals as of December 31, 2023.

The Company’s general account IMR balance includes interest-related losses on derivatives of $396 million. This amount includes gross gains of $104 million and gross losses of $432 million on derivatives that were reported at amortized cost; and gross gains of $329 million and gross losses of $397 million on derivatives that were reported at fair value. There were no gains or losses in the insulated separate accounts. The Company uses different derivative instruments to manage interest rate risk. Derivatives trading is made in accordance with the Company’s investment management policies and is in accordance with the Company’s derivatives use plan, which is filed with NYSDFS. The Company is allowed to include realized gains and losses arising from the sale of derivatives carried at fair value while held s as the Company’s policy has historically been to defer in the IMR realized gains and losses from all of its interest rate hedges where the underlying is subject to the IMR regardless of whether the derivative is reported at fair value or amortized cost.

31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Negative IMR was admitted up to 10% of the Company’s adjusted Capital and Surplus. Capital and Surplus was adjusted to exclude net positive admitted goodwill, electronic data processing equipment and operating system software, admitted negative IMR, and net deferred tax assets. The computation of adjusted Capital and Surplus for purposes of negative IMR admissibility is included below (in millions):

	Calculation of Limitation as of
	September 30, 2023	December 31, 2023
Capital and surplus	$8,711
Less:
Admitted positive goodwill	—
Admitted EDP equipment and operating system software	—
Admitted net deferred taxes	605
Exclude admitted disallowed IMR-GA	$296
Exclude admitted disallowed IMR-SA	$—

Total adjustments	901

Adjusted capital and surplus	$7,810

Limitation on amount of negative IMR (adjusted capital and surplus times 10%)	$781
Current period reported admitted negative IMR in GA		$328
Current period negative IMR, reported as an asset in the Separate Accounts		—

Total admitted negative IMR		$328
Current period admitted negative IMR as a % of prior period adjusted capital and surplus		4%

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity and currency risk, and to replicate otherwise permissible investments. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require initial and daily variation margin collateral postings. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company monitors credit exposures to its OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company’s agreements require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements or full collateralization of the positions thereunder. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company’s mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Cash collateral received by the Company under Variation Margin CSAs is invested in short-term investments. The Company also enters into Initial Margin CSAs with many of its OTC-bilateral counterparties. These documents require additional margin to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This “initial margin” must be maintained at a third-party custodian, without any right of rehypothecation. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company’s Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company’s Statutory Statements of Financial Position.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2023 and 2022, the Company held collateral for derivatives of $574 million and $710 million, respectively, including $73 million and $169 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $10 million and $7 million at December 31, 2023 and 2022, respectively.

Interest Rate Risk Management

The Company enters into interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company’s fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2023 and 2022 (in millions):

	2023
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$265	$15	$3	$16	$2
Interest rate swaps	Interest	12	1	—	—	—

Subtotal cash flow hedges		276	15	3	16	2
Fair value hedges:
Foreign currency swaps	Currency	1,025	36	36	32	26
Replications:
Bond forwards	Interest	250	—	82	—	—
Credit default swaps	Interest	275	5	—	2	—

Subtotal replications		525	5	82	2	—

Total derivatives qualifying and designated		1,826	56	122	49	28

Derivatives not designated:
Foreign currency forwards	Currency	238	2	3	2	3
Foreign currency swaps	Currency	3,828	410	28	410	28
Futures	Interest	459	1	—	1	—
Equity options	Equity	14,281	222	—	222	—
Interest rate options	Interest	4,574	20	—	20	—
Interest rate swaps	Interest	8,633	492	162	492	162
Bond forwards	Interest	225	—	11	—	11

Total derivatives not designated		32,237	1,147	205	1,147	205

Total derivatives		$34,063	$1,203	$327	$1,196	$233

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2022
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$277	$29	$1	$25	$—
Interest rate swaps	Interest	12	1	—	—	—

Subtotal cash flow hedges		289	30	1	25	—
Replications:
Bond forwards	Interest	900	—	308	—	—
Credit default swaps	Interest	250	3	—	3	—

Subtotal replications		1,150	3	308	3	—

Total derivatives qualifying and designated		1,439	33	309	28	—

Derivatives not designated:
Foreign currency forwards	Currency	335	5	12	5	12
Foreign currency swaps	Currency	4,313	721	4	721	4
Futures	Interest	173	—	—	—	—
Equity options	Equity	3,391	52	—	52	—
Interest rate options	Interest	6,015	73	—	73	—
Interest rate swaps	Interest	8,588	481	310	481	310

Total derivatives not designated		22,815	1,332	326	1,332	326

Total derivatives		$24,254	$1,365	$635	$1,360	$326

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated

Cash Flow Hedges

The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2023, 2022 and 2021 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2023	2022	2021	2023	2022	2021	2023	2022	2021
Foreign currency swaps	$(12)	$20	$11	$2	$1	$2	$3	$3	$2
Interest rate swaps	—	—	—	—	—	—	—	—	1

Total	$(12)	$20	$11	$2	$1	$2	$3	$3	$3

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Fair Value Hedges

The Company’s fair value hedges primarily consist of hedges of foreign currency denominated assets whereby the Company enters into foreign currency swaps to hedge its foreign currency exposure. Derivative instruments used in fair value hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company excludes the cross-currency basis spread in its foreign currency swaps from the assessment of effectiveness as allowed under SSAP No. 86. The fair value of the cross-currency basis spread on the Company’s foreign currency swaps, which was excluded from the assessment of effectiveness at December 31, 2023 was $(7) million.

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2023	2022	2021	2023	2022	2021	2023	2022	2021
Foreign currency swaps	$(37)	$—	$—	$1	$—	$—	$7	$—	$—

Total	$(37)	$—	$—	$1	$—	$—	$7	$—	$—

Derivatives Replications

The following table presents the effects of derivatives in replication relationships for the years ended December 31, 2023, 2022 and 2021 (in millions):

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2023	2022	2021	2023	2022	2021	2023	2022	2021
Bond forwards	$—	$—	$—	$(227)	$(29)	$(173)	$7	$12	$19
Credit default swaps	—	—	—	—	—	—	—	1	—

Total	$—	$—	$—	$(227)	$(29)	$(173)	$7	$13	$19

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated

The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2023, 2022 and 2021 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2023	2022	2021	2023	2022	2021	2023	2022	2021
Equity options	$61	$(14)	$5	$23	$(8)	$(4)	$—	$—	$—
Foreign currency forwards	6	(13)	19	(12)	39	—	—	—	—
Foreign currency swaps	(293)	420	161	42	(12)	(3)	52	61	42
Futures	(8)	—	—	(11)	(5)	(87)	—	—	—
Interest rate options	(54)	40	3	(10)	1	5	1	(3)	(6)
Interest rate swaps	152	(59)	(27)	6	—	(4)	(102)	(3)	22
Bond forwards	(11)	—	—	—	—	—	—	—	—
Total return swap	—	—	73	—	—	(147)	—	—	—

Total	$(146)	$374	$234	$37	$15	$(240)	$(48)	$55	$58

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8—SEPARATE ACCOUNTS

Separate Accounts Activity

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including VUL insurance products guaranteed, VUL insurance products non-guaranteed, VA products non-guaranteed, UL insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within separate accounts, the classification of the separate accounts is subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2023 and 2022 are attributed to the following products or transactions (in millions):

	2023		2022
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$35,691	$37	$32,602	$38
VUL insurance products non-guaranteed	13,116	—	10,550	2
UL insurance products guaranteed	6,313	39	6,404	34
VUL insurance products guaranteed	189	20	156	22

Total	$55,309	$96	$49,712	$96

(1) Separate accounts assets classified as not legally insulated support $59 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $17 million of surplus, $17 million of derivatives, $2 million of payable for securities, and $1 million of other liabilities.

(2) Separate accounts assets classified as not legally insulated support $40 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $31 million of surplus, $20 million of derivatives, $3 million of other liabilities, and $2 million of payable for securities.

Guaranteed Separate Accounts

The Company maintains four guaranteed separate accounts for UL insurance policies and one guaranteed separate account for a private placement VUL policy, with assets of $6,562 million and $6,615 million at December 31, 2023 and 2022, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.

Non-Guaranteed Separate Accounts

The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $48,844 million and $43,193 million at December 31, 2023 and 2022, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2023	$65
2022	$67
2021	$62
2020	$57
2019	$54

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2023	$12
2022	$12
2021	$4
2020	$5
2019	$3

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company at and for the years ended December 31, 2023 and 2022 is as follows (in millions):

	2023
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$3,046	$3,046

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$47,728	$47,728
Amortized cost	5,792	710	—	6,502

Total reserves	$5,792	$710	$47,728	$54,230

By withdrawal characteristics:
With fair value adjustment	$5,792	$710	$—	$6,502
At fair value	—	—	47,728	47,728

Total reserves	$5,792	$710	$47,728	$54,230

	2022
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$2,539	$2,539

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$42,088	$42,088
Amortized cost	6,035	516	—	6,551

Total reserves	$6,035	$516	$42,088	$48,639

By withdrawal characteristics:
With fair value adjustment	$6,035	$516	$—	$6,551
At fair value	—	—	42,088	42,088

Total reserves	$6,035	$516	$42,088	$48,639

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2023	2022	2021
Transfers to separate accounts	$3,046	$2,540	$4,058
Transfers from separate accounts	(3,694)	(2,096)	(2,211)

Net transfers (from)/to separate accounts	$(648)	$444	$1,847

Reconciling Adjustment:
Change in reserve valuation basis(1)	$—	$—	$62

Net transfers (from)/to separate accounts	$(648)	$444	$1,909

(1) Refer to Note 12 - Insurance liabilities for more details on change in reserve valuation basis.

NOTE 9—FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2023 and 2022, the Company did not have any price challenges on general account and separate account securities for what it received from third party pricing services.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the estimated fair value and carrying value of the Company’s financial instruments at December 31, 2023 and 2022 (in millions):

	2023
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$95,041	$102,056	$755	$89,789	$4,497	$—
Preferred stocks	44	44	—	16	28	—
Common stocks(1)	615	615	590	—	25	—
Mortgage loans	14,534	15,484	—	—	14,534	—
Cash, cash equivalents and short-term investments	1,696	1,696	217	1,479	—	—
Derivatives	1,203	1,196	—	1,203	—	—
Derivatives collateral	137	137	—	137	—	—
Other invested assets(1)	598	593	—	126	472	—
Investment income due and accrued	1,005	1,005	—	1,005	—	—
Separate accounts assets	54,822	55,405	47,291	5,012	934	1,585

Total assets	$169,695	$178,231	$48,853	$98,767	$20,490	$1,585

Liabilities:
Deposit fund contracts:
Annuities certain	$1,219	$1,257	$—	$—	$1,219	$—
Derivatives	327	233	—	327	—	—
Derivatives collateral	823	823	—	823	—	—
Amounts payable under securities lending agreements	678	678	—	678	—	—
Payable to parent and affiliates	131	131	—	131	—	—
Separate accounts liabilities - derivatives	22	18	—	18	4	—

Total liabilities	$3,200	$3,140	$—	$1,977	$1,223	$—

(1) Excludes investments accounted for under the equity method.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	2022
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$83,932	$93,817	$835	$79,509	$3,588	$—
Preferred stocks	49	49	—	15	34	—
Common stocks(1)	1,236	1,236	1,057	7	116	56
Mortgage loans	14,360	15,544	—	—	14,360	—
Cash, cash equivalents and short-term investments	6,401	6,401	170	6,231	—	—
Derivatives	1,365	1,360	—	1,361	4	—
Derivatives collateral	306	306	—	306	—	—
Other invested assets(1)	528	528	—	114	414	—
Investment income due and accrued	851	851	—	851	—	—
Separate accounts assets	49,048	49,808	42,069	4,838	994	1,147

Total assets	$158,076	$169,900	$44,131	$93,232	$19,510	$1,203

Liabilities:
Deposit fund contracts:
Annuities certain	$1,010	$1,077	$—	$—	$1,010	$—
Derivatives	635	326	—	635	—	—
Derivatives collateral	813	813	—	813	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	140	140	—	140	—	—
Separate accounts liabilities - derivatives	27	22	—	22	5	—

Total liabilities	$3,300	$3,053	$—	$2,285	$1,015	$—

(1) Excludes investments accounted for under the equity method.

Bonds

For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. Third-party pricing services generally use an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable inputs.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,117 million and a fair value of $2,106 million at December 31, 2023, and a carrying value of $2,187 million and a fair value of $2,128 million at December 31, 2022. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $740 million at December 31, 2023, and a carrying value of $762 million and a fair value of $729 million at December 31, 2022. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, net asset value (“NAV”) is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Derivatives Collateral

The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature and are classified as Level 2.

Other Invested Assets

Other invested assets are principally comprised of LIHTC investments and surplus notes, an affiliated loan, preferred units of a limited partnership, and other investments with characteristics of debt. Surplus Notes are valued using prices from third-party pricing services that generally use a discounted cash-flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. The fair value of the affiliated loan and the LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of investments with debt characteristics and the fair value of the majority of residual tranches of securitizations is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3. The fair value of the preferred units in a limited partnership is derived internally based on market comparable preferred units and recent transactions by the limited partnership. The valuation technique used required inputs that were both unobservable and significant and therefore classified as Level 3.

Separate Accounts Assets

Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2023
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-Strategy	$1,474	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	51	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	—	—	Monthly	30 days
Hedge Fund	Long/Short Equity	4	—	Monthly	30 days
Private Equity	Venture Capital	56	—	Quarterly	95 days
Mutual Fund	Multi Strategy, Global Allocation	—	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,585	$—

2022
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-Strategy	$1,067	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	27	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	24	—	Monthly	30 days
Hedge Fund	Long/Short Equity	4	—	Monthly	30 days
Private Equity	Venture Capital	25	—	Quarterly	95 days
Mutual Fund	Multi Strategy, Global Allocation	56	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,203	$—

Annuities Certain

Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Accounts Liabilities – Derivatives

For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2023 and 2022 (in millions):

	2023
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$755	$—	$—	$—	$755
Non-agency ABS	—	—	—	—	—

Total bonds	755	13	—	—	768
Preferred stocks	—	15	28	—	43
Common stocks	590	—	25	—	615
Derivatives	1	1,146	—	—	1,147
Separate accounts assets	47,260	9	—	1,585	48,854
Other invested assets	—	—	158	—	158

Total assets at fair value	$48,606	$1,183	$211	$1,585	$51,585

Liabilities at fair value
Derivatives	$—	$205	$—	$—	$205
Separate accounts liabilities - derivatives(1)	—	2	—	—	2

Total liabilities at fair value	$—	$207	$—	$—	$207

(1) Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2022
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$835	$—	$—	$—	$835
Non-agency ABS	—	—	6	—	6

Total bonds	835	—	6	—	841
Preferred stocks	—	15	34	—	49
Common stocks	1,057	7	116	56	1,236
Derivatives	—	1,328	4	—	1,332
Separate accounts assets	42,046	9	17	1,147	43,219
Other invested assets	—	—	87	—	87

Total assets at fair value	$43,938	$1,359	$264	$1,203	$46,764

Liabilities at fair value
Derivatives	$—	$326	$—	$—	$326
Separate accounts liabilities - derivatives(1)	—	3	—	—	3

Total liabilities at fair value	$—	$329	$—	$—	$329

(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The tables below present a rollforward of Level 3 assets and liabilities for the years ended December 31, 2023 and 2022 (in millions):

2023
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	6	—	(6)	—	—	—	—	—	—	—

Total bonds	6	—	(6)	—	—	—	—	—	—	—
Preferred Stocks	34	—	—	(1)	(5)	—	—	—	—	28
Common stocks	116	—	—	67	(79)	—	—	(79)	—	25
Derivatives	4	—	(4)	—	—	—	—	—	—	—
Separate accounts assets	17	—	(3)	11	(13)	—	—	(12)	—	—
Other invested assets	87	38	—	(30)	(6)	78	—	(9)	—	158

Total	$264	$38	$(13)	$47	$(103)	$78	$—	$(100)	$—	$211

2022
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	12	—	(3)	—	(1)	7	—	—	(9)	6

Total bonds	12	—	(3)	—	(1)	7	—	—	(9)	6
Preferred stocks	34	—	—	—	—	—	—	—	—	34
Common stocks	74	—	—	—	46	2	—	(6)	—	116
Derivatives	—	—	—	(3)	7	—	—	—	—	4
Separate accounts assets	8	—	—	(1)	10	—	—	—	—	17
Other invested assets	87	—	—	—	—	—	—	—	—	87

Total	$215	$—	$(3)	$(4)	$62	$9	$—	$(6)	$(9)	$264

Transfers Between Levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $38 million for the year ended December 31, 2023, which primarily relates to residual tranches of securitizations that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $13 million for the year ended December 31, 2023, which primarily relates to $6 million of non-agency asset-backed securities measured at fair value at the beginning of the period and measured at amortized cost at the end of the period; and derivatives securities of $4 million and separate account derivatives securities of $3 million that had price level changes from 3 to 2 due to increase in interest rates in 2023 which changed the market to active and observable.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Transfers into Level 3 is less than $1 million for the year ended December 31, 2022, which primarily relates to a U.S. corporate security measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $3 million for the year ended December 31, 2022, which primarily relates to non-agency asset-backed securities measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

There were no liabilities measured at fair value at December 31, 2023 and 2022.

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2023, 2022, and 2021 were as follows (in millions):

	2023	2022	2021
Bonds	$4,091	$3,361	$3,319
Common and preferred stocks	33	23	32
Mortgage loans	757	638	632
Policy loans	53	53	64
Other invested assets[1]	419	221	197
Short-term investments	156	55	2
Derivative instruments	(30)	71	80

Gross investment income	5,479	4,422	4,326
Investment expenses	(266)	(192)	(169)

Net investment income	5,213	4,230	4,157
Net gain from separate accounts	60	46	56
Amortization of IMR	3	28	48

Net investment income, including net gain from separate accounts and amortization of IMR	$5,276	$4,304	$4,261

(1) Includes real estate net investment income of $17 million, $22 million, and $11 million for the years ended December 31, 2023, 2022, and 2021, respectively. Includes dividend received from MCF of $345 million, $176 million and $137 million for the years ended December 31, 2023, 2022, and , 2021, respectively. Refer to Note 11 – Related Party Transactions.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2023 and 2022, the Company reported admitted due and accrued investment income of $1,005 million and $851 million, respectively. At December 31, 2023 and 2022, the Company did not have any nonadmitted due and accrued investment income on bonds. For certain fixed income instruments, the contractual agreement allows the issuer/borrower to defer interest (Paid-in-Kind interest). When interest is deferred, it is capitalized into principal. At December 31, 2023, the Company had paid-in-kind interest of $469 million, which has been included in the principal amount of the Company’s bonds of $432 million and mortgage loans of $36 million.

The following table shows the Company’s securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment penalty and/or acceleration fee ($ in millions):

	2023		2022		2021
	General Account(1)	Separate Account	General Account(1)	Separate Account	General Account(1)	Separate Account
Number of cusips	30	11	146	77	302	177
Investment income	$4	$1	$39	$3	$137	$8

(1) Included in the net investment income on bonds. Refer to net investment income table above.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2023, 2022, and 2021, net realized capital gains (losses) were as follows (in millions):

	2023	2022	2021
Bonds	$(167)	$(110)	$160
Mortgage loans	(3)	(12)	4
Common and preferred stocks	305	45	73
Other invested assets	(61)	18	(9)
Derivatives	(186)	(12)	(408)

Net realized capital losses before tax and transfers to the IMR	(112)	(71)	(180)
Less:
Capital gains tax (benefit)/expense	(41)	16	47
Net realized capital losses after tax transferred to IMR	(259)	(50)	(70)

Net realized capital gains/(losses) after tax and transfers to the IMR	$188	$(37)	$(157)

Proceeds from investments in bonds sold were $3,342 million, $3,940 million, and $1,857 million for the years ended December 31, 2023, 2022, and 2021, respectively. Gross gains of $19 million, $42 million, and $169 million in 2023, 2022 and 2021, respectively, and gross losses of $130 million, $78 million, and $26 million in 2023, 2022, and 2021, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2023, 2022 and 2021 (in millions):

	2023	2022	2021
Bonds	$22	$72	$23
Common and preferred stocks	33	14	3
Other invested assets	59	27	6
Mortgage Loans	3	12	—

Total	$117	$125	$32

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2023 and 2022 (in millions):

	2023
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$636	$113	$3,222	$1,124	$3,858	$1,237
All other governments	22	1	142	16	164	17
U.S. Special Revenue and Special Assessment	881	68	7,013	943	7,894	1,011
Industrial and miscellaneous unaffiliated	6,557	430	51,349	4,989	57,906	5,419
Parent, subsidiaries, and affiliates(2)	139	1	2,839	33	2,978	34
SVO identified Funds	—	—	212	18	212	18

Total bonds	8,235	613	64,777	7,123	73,012	7,736

Equity securities (unaffiliated)
Common stocks	67	8	1	—	68	8
Preferred stocks	—	—	—	—	—	—

Total equity securities	67	8	1	—	68	8

Total	$8,302	$621	$64,778	$7,123	$73,080	$7,744

(1) Includes unrealized losses related to NAIC 6 bonds of $17 million and $18 million of Bond ETF MTM losses included in the statutory carrying amount.

(2) The unrealized losses include less than $1 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2022
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$3,921	$1,185	$132	$24	$4,053	$1,209
All other governments	98	11	34	6	132	17
U.S. Special Revenue and Special Assessment	8,247	1,291	208	38	8,455	1,329
Industrial and miscellaneous unaffiliated	55,347	6,524	6,734	870	62,081	7,394
Parent, subsidiaries, and affiliates(2)	2,789	76	208	22	2,997	98

Total bonds	70,402	9,087	7,316	960	77,718	10,047

Equity securities (unaffiliated)
Common stocks	1,048	77	19	—	1,067	77
Preferred stocks	3	1	—	—	3	1

Total equity securities	1,051	78	19	—	1,070	78

Total	$71,453	$9,165	$7,335	$960	$78,788	$10,125

(1) Includes unrealized losses related to NAIC 6 bonds of less than $1 million included in the statutory carrying amount.

(2) The unrealized losses include $3 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

At December 31, 2023, the gross unrealized loss on bonds and equity securities was comprised of approximately 10,211 and 371 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $7,443 million or 96% is related to unrealized losses on investment grade securities and $293 million or 4% is related to below investment grade securities. At December 31, 2022, the gross unrealized loss on bonds and equity securities was comprised of approximately 11,372 and 630 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $9,614 million, or 96%, is related to unrealized losses on investment grade securities and $433 million, or 4%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $2,943 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $86 million for six months or less, $406 million for greater than six months through 12 months, and $2,451 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

The change in unrealized capital gains (losses) for the years ended December 31, 2023, 2022 and 2021 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Bonds	$27	$(42)	$(2)	$236	$(351)	$(113)	$263	$(393)	$(115)
Preferred Stocks	(3)	(2)	17	—	—	—	(3)	(2)	17
Common stocks unaffiliated	(182)	(210)	231	11	(7)	(18)	(172)	(217)	213
Mortgage loans	(72)	4	(3)	—	—	—	(72)	4	(3)
Other invested assets	(144)	28	345	2	(18)	—	(142)	10	345
Cash, cash equivalents and short-term investments	—	—	—	2	2	—	2	2	—
Derivatives	(195)	393	244	—	—	—	(195)	393	244

Total change in unrealized on investments	(569)	171	832	251	(374)	(131)	(319)	(203)	701

Capital gains tax (benefit) expense	(50)	(49)	112	—	—	—	(50)	(49)	112

Total change in unrealized gains (losses), net of tax	$(519)	$220	$720	$251	$(374)	$(131)	$(268)	$(154)	$589

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS

Capital Contributions

For the years ended December 31, 2023 and 2022, the Company made no capital contribution to MCF. For the year ended December 31, 2021, the Company made capital contributions to MCF of $66 million.

Dividend Distributions

For the year ended December 31, 2023, the Company paid no cash dividend to its parent company, New York Life. For the years ended December 31, 2022 and 2021, the Company paid a cash dividend to its parent company, New York Life, in the amount of $400 million and $942 million, respectively.

For the years ended December 31, 2023, 2022 and 2021, the Company received dividend distributions from MCF of $345 million, $176 million and $137 million, respectively.

Material Transactions

The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2023 and 2022:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
12/31/2015 (last amended as of 12/31/2022)	MCF	Non- insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the (“MCF Note Agreement”) and acquired a variable funding note issued by MCF. The note was most recently reissued on December 31, 2022 due to the Company’s transfer of a portion of its interest to Life Insurance Company of North America (“LINA”), direct wholly owned subsidiaries of the Company. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life’s investment in the Company), and LINA, in each case, based on the most recently available quarterly or annual financial statements of New York Life, LINA or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2025.

12/23/2004 (last amended as of 12/30/2022)	New York Life Capital Corporation (“NYLCC”)	Non- insurance affiliate	Revolving credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $3,500 million from proceeds from the issuance of commercial paper. During 2023 and 2022, the revolving credit facility was not used, no interest was paid and no outstanding balance was due.

9/30/1993 (last amended on 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life whereby the Company may borrow in the amount of up to $3,500 million. At December 31, 2023 and 2022, the Company has not borrowed under this agreement.

4/1/1999 (last amended as of 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life, whereby the Company may lend in the amount of up to $900 million. During 2021, NYLIC borrowed and repaid a $600 million loan to the Company. $3,288 of interest was paid, and there was no outstanding balance due at December 31, 2021. At December 31, 2023 and 2022, the Company has not borrowed under this agreement.

Service Agreements:

4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non- insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/ or wholesale distributor of the Company’s variable products. For the years ended December 31, 2023, 2022 and 2021, the Company received service fees of $40 million, $44 million and $50 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Amended and restated at 5/29/2009	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2023, 2022 and 2021, the fees incurred associated with these services and facilities, amounted to $983 million, $915 million and $862 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.

Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company’s interests in commercial mortgage loans are primarily held in the form of participations in mortgages` originated or acquired by New York Life. A real estate property acquired through foreclosure is called REO Portfolio. The Company’s interests in the ownership of REO Portfolio is called REO Ownership Interest. Certain real estate investments acquired may have similar ownership interests through a participation. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval. The Company’s mortgage loans, REOs and certain real estate investments acquired through a participation from New York Life had a carrying value of $15,221 million and $15,495 million as of December 31, 2023 and 2022, respectively. There’s no REO in the form of participations owned by the Company as of December 31, 2023 and 2022.

1/1/2005 (amended 3/28/2014)	New York Life Investment Management LLC (“NYLIM”)	Non- insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

4/1/2000, as amended from time to time	NYL Investors, LLC	Non- insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.

6/30/2008, as amended from time to time	NYLIFE Securities, LLC	Non- insurance affiliate	Service fee agreement	The Company pays NYLIFE Securities LLC a service fee for supervisory services based on a determined revenue factor based on sales and in-force business.

Other Agreements:

Various	New York Life	Parent	Sale of corporate owned life insurance policies (“COLI”)	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2023 and 2022, policyholder reserve balances for these policies amounted to $4,308 million and $4,181 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non- insurance affiliate	Mortgage loan on real estate	In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.

6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property.

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2023 and 2022, the policyholder reserves related to these contracts amounted to $148 million and $147 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2023 and 2022, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $10,774 million and $10,236 million, respectively.

Various	New York Life	Parent	Premiums settlement agreement	The Company has an agreement in place with NYLIC to settle premiums associated with the Company’s products sold at field offices. These premiums are typically settled within 1-2 business days. The Company had a receivable of $11 million and $26 million, respectively, for the years ended December 31, 2023 and 2022.

Significant Transactions:

11/29/2022	NYLIC / LINA	Parent / Insurance affiliate	Transfer of assets	Bond asset and cash transfers between the Company, NYLIC and LINA were executed to strengthen duration alignment between asset and liability profiles amongst the insurance companies. The Company acquired bonds with a book value of $2,415 million, including realized losses and accrued interest, and cash of $1,419 million from NYLIC in exchange for bonds valued at $3,801 million. In addition, the Company acquired $250 million of bonds from LINA in exchange for transferring a $250 million equity interest in MCF.

12/31/2020	LINA	Insurance Affiliate	Reinsurance agreement	The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. Additional details of this agreement are included in Note 13 “Reinsurance”.

Various	NYLARC	Insurance Affiliate	Reinsurance agreement	The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). Additional details of this agreement are included in Note 13 “Reinsurance”.

At December 31, 2023 and 2022, the Company reported a net amount of $94 million and $85 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/ or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES

Insurance liabilities at December 31, 2023 and 2022 were as follows (in millions):

	2023	2022
Life insurance reserves	$29,546	$29,525
Annuity reserves and supplementary contracts with life contingencies	83,406	80,033
Asset adequacy and special reserves	38	137

Total policy reserves	112,990	109,695
Deposit funds	1,583	1,441
Policy claims	1,041	1,049

Total insurance liabilities	$115,614	$112,185

Life Insurance Reserves

Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement.

In 2021, the Department granted approval for the Company to change the valuation basis for reserves for certain blocks of life insurance policies from the minimum statutory reserve standard required under either New York or Washington law to the NAIC valuation basis. The Company recorded a net change in reserve valuation basis of $31 million for the year ended December 31, 2023, which was reported as a direct increase in surplus in the accompanying Statutory Statements of Changes in Surplus. For the year ended December 31, 2022, there were no changes in reserve basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $244 million and $56 million at December 31, 2023 and 2022, respectively.

At December 31, 2023 and 2022, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $9 million and $11 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2023 and 2022, the Company had $9,739 million and $10,325 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain UL products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Annuity Reserves and Supplementary Contracts with Life Contingencies

Reserves for single premium immediate annuities and guaranteed future income annuities are based principally on A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.75% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the valuation manual requirements for maximum valuation interest rates for income annuities (“VM-22”) and the New York State Department of Financial Services (“NYSDFS”) Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.0% to 5.00%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 3.0% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, where the VM-21 deficiencies are discounted applying scenario specific net asset earned rates ranging from 3.0% to 8.25%. For the index-linked account corresponding to a VA product, we also apply Actuarial Guideline XXXV, with assumed interest rates ranging from 3.0% to 4.75%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2023 and 2022, the Company’s liabilities for GMDB, GMAB, guaranteed future income benefit, and enhanced beneficiary benefits reserves, which are associated with VA products, amounted to $38 million and $137 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

For the year ended December 31, 2023 and 2022, there were no changes in reserve valuation basis for annuities reserves.

The tabular interest has been determined by a formula as described in the NAIC instructions. The tabular less actual reserve released has been determined by a formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

Deposit Funds

Deposit funds at December 31, 2023 and 2022 were as follows (in millions):

	2023	2022
Fixed period annuities	$1,271	$1,077
Supplemental contracts without life contingencies	300	350
Continued interest accounts	12	14

Total deposit funds	$1,583	$1,441

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2023 and 2022 ($ in millions):

Individual Annuities

	2023
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$30,270	$—	$—	$30,270	26%
At book value less current surrender charge of 5% or more	12,128	—	—	12,128	10
At fair value	—	—	34,793	34,793	30

Total with adjustment or at fair value	42,399	—	34,793	77,191	66
At book value without adjustment	20,213	—	—	20,213	17
Not subject to discretionary withdrawal	20,350	—	—	20,350	17

Total	$82,962	$—	$34,793	$117,754	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$78	$—	$—	$78

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$30,662	$—	$—	$30,662	28%
At book value less current surrender charge of 5% or more	8,173	—	—	8,173	7
At fair value	—	—	31,696	31,696	28

Total with adjustment or at fair value	38,835	—	31,696	70,531	63
At book value without adjustment	21,904	—	—	21,904	20
Not subject to discretionary withdrawal	18,798	—	—	18,798	17

Total	$79,537	$—	$31,696	$111,233	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$303	$—	$—	$303

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Group Annuities

	2023
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$24	$—	$—	$24	5%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	24	—	—	24	5
At book value without adjustment	32	—	—	32	7
Not subject to discretionary withdrawal	388	—	—	388	88

Total	$444	$—	$—	$444	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$31	$—	$—	$31	6%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	31	—	—	31	6
At book value without adjustment	37	—	—	37	7
Not subject to discretionary withdrawal	428	—	—	428	87

Total	$496	$—	$—	$496	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Deposit-Type Contracts

	2023
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	162	—	—	162	10
Not subject to discretionary withdrawal	1,421	—	—	1,421	90

Total	$1,583	$—	$—	$1,583	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	188	—	—	188	13
Not subject to discretionary withdrawal	1,253	—	—	1,253	87

Total	$1,441	$—	$—	$1,441	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2023 and 2022 ($ in millions):

	2023
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,768	19,111	19,299	6,312	6,312	6,312
Universal life with secondary guarantees	5,892	5,397	8,527	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	58	58	58
Variable universal life	1,748	1,744	1,744	13,233	13,030	13,066
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	75	—	—	—
Miscellaneous reserves	—	—	612	—	—	—

Total life insurance (gross)	26,419	26,263	30,275	19,603	19,400	19,436
Reinsurance ceded	—	—	728	—	—	—

Total life insurance (net)	$26,419	$26,263	$29,547	$19,603	$19,400	$19,436

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2022
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,090	19,424	19,277	6,396	6,396	6,396
Universal life with secondary guarantees	5,727	5,155	8,759	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	17	50	50	50
Variable universal life	1,757	1,752	1,501	10,653	10,469	10,498
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	75	—	—	—
Miscellaneous reserves	—	—	608	—	—	—

Total life insurance (gross)	26,585	26,342	30,239	17,099	16,915	16,944
Reinsurance ceded	—	—	716	—	—	—

Total life insurance (net)	$26,585	$26,342	$29,523	$17,099	$16,915	$16,944

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2023 and 2022 were as follows (in millions):

	2023	2022
Policy reserves:
Direct	$113,718	$110,411
Assumed	—	—
Ceded	(728)	(716)

Policy reserves	$112,990	$109,695

Policy claims:
Direct	$552	$523
Assumed	673	658
Ceded(1)	(184)	(132)

Policy claims	$1,041	$1,049

Reinsurance recoverable(2)	$39	$45

(1) Includes reinsurance recoverable related to unpaid losses of $145 million and $91 million at December 31, 2023 and 2022, respectively.

(2) Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2023, 2022 and 2021 were as follows (in millions):

	2023	2022	2021
Premiums:
Direct(1)	$16,089	$20,379	$13,461
Assumed	1,208	1,185	1,090
Ceded	(554)	(531)	(539)

Premiums	$16,743	$21,033	$14,012

Benefit payments:
Direct	$17,464	$14,387	$14,265
Assumed	1,266	1,344	1,388
Ceded	(652)	(606)	(739)

Benefit payments	$18,078	$15,125	$14,914

(1) Includes considerations for supplementary contracts with life contingencies of $47 million, $42 million and $48 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Reinsurance Assumed

The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company’s risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA’s exposure to mortality risk. At December 31, 2023 and 2022, the Company held assumed liabilities for policy claims relating to this reinsurance agreement of $667 million and $653 million, respectively, which are included in Policy claims in the accompanying Statutory Statements of Financial Position.

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE (continued)

Reinsurance Ceded

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue individual life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee UL, asset flex, and certain VUL products. Most of the reinsurance ceded on new and inforce business is established on an automatic basis. The quota share currently ceded on new business generally ranges from 15% to 90%. All products are ceded from first dollar with the exception of reinsured VUL, which has a minimum size policy ceded of $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative reinsurance basis. The majority of the Company’s facultative reinsurance is for substandard cases in which it typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming reinsurers become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 43% and 42% of total life insurance in-force at December 31, 2023 and 2022.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona (“NYLAZ”). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

NOTE 14—BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The cost allocated to the Company related to benefit plans is recorded under Operating expenses in the accompanying Statutory Statements of Operations. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2023, 2022 and 2021 (in millions):

	2023	2022	2021
Defined benefit pension	$25	$31	$32
Defined contribution	10	10	10
Postretirement life and health	4	5	6
Postemployment	2	2	2

Total	$41	$48	$50

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES

Guarantees

As stated in Note 3 - Significant Accounting Policies, at the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2023 and 2022, the Company had no such guarantees.

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company’s commitments for loaned securities and repurchase agreements.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

Other Commitments and Contingencies

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. (“Yuanta”). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2023 and 2022, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,100 million and $725 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2023 and 2022.

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

At December 31, 2023 and 2022, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $1,109 million and $717 million, respectively.

Unfunded commitments on limited partnerships, limited liability companies and other invested assets amounted to $904 million and $960 million at December 31, 2023 and 2022, respectively. Unfunded commitments on LIHTC amounted to $163 million and $153 million at December 31, 2023 and 2022, respectively. At December 31, 2023 and 2022, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statements of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh’s recovery from the collateral is limited to the amount of the Company’s liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2023 and 2022 was as follows (in millions):

	2023	2022
Membership stock - Class B(1)	$25	$25
Activity stock	—	—

Aggregate total	$25	$25

Actual or estimated borrowing capacity as determined by the insurer	$6,945	$6,759

(1) Membership stock is not eligible for redemption.

At December 31, 2023 and 2022, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2023 and 2022 was as follows (in millions):

	2023		2022
	General Account	Separate Account	General Account	Separate Account
Fair Value	$3,018	$—	$1,175	$—
Carrying Value	$3,018	$—	$1,175	$—
Maximum Amount Borrowed During the Year	$5	$—	$—	$—

The Company does not have any prepayment obligations for the borrowing arrangement.

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2023 and 2022 (in millions):

	2023			2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,725	$356	$2,081	$1,433	$475	$1,908	$292	$(119)	$173
Statutory valuation allowance	—	—	—	—	—	—	—	—	—

Adjusted gross DTAs	1,725	356	2,081	1,433	475	1,908	292	(119)	173
Nonadmitted DTAs (1)	712	—	712	545	—	545	167	—	167

Subtotal net admitted DTAs	1,013	356	1,369	888	475	1,363	125	(119)	6
Gross DTLs	255	493	748	262	552	814	(7)	(59)	(66)

Net admitted DTAs (2)	$758	$(137)	$621	$626	$(77)	$549	$132	$(60)	$72

(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.

(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components were as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2023			December 31, 2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$22	$22	$—	$54	$54	$—	$(32)	$(32)
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	597	2	599	495	—	495	102	2	104
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	597	2	599	495	—	495	102	2	104
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,246	N/A	N/A	1,198	N/A	N/A	48
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	416	332	748	393	421	814	23	(89)	(66)

DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$1,013	$356	$1,369	$888	$475	$1,363	$125	$(119)	$6

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows at December 31, 2023 and 2022 (in millions):

	2023	2022
Ratio percentage used to determine recovery period and threshold limitation amount.	877%	812%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$8,308	$7,987

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2023 and 2022.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2023 and 2022. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2023, 2022 and 2021 were as follows (in millions):

	2023	2022	2021	Change 2023-2022	Change 2022-2021
Federal(1)	$247	$114	$187	$133	$(73)
Foreign	21	—	—	21	—

Subtotal	268	114	187	154	(73)

Federal income tax on net capital gains (losses)	(41)	16	47	(57)	(31)
Other	—	—	—	—	—

Total federal and foreign income taxes	$227	$130	$234	$97	$(104)

(1) The Company had investment tax credits of $33 million, $28 million and $27 million for the years ended December 31, 2023, 2022 and 2021, respectively.

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs for the years ended December 31, 2023 and 2022 were as follows (in millions):

	2023	2022	Change
DTAs
Ordinary:
Policyholder reserves	$1,026	$859	$167
Deferred acquisition costs	411	376	35
Investments	234	151	83
Pension accrual	20	21	(1)
Receivables - nonadmitted	17	21	(4)
Fixed assets	2	2	—
Other	15	3	12

Subtotal	1,725	1,433	292
Nonadmitted	712	545	167

Admitted ordinary DTAs	1,013	888	125

Capital:
Investments	356	475	(119)

Subtotal	356	475	(119)
Nonadmitted	—	—	—

Admitted capital DTAs	356	475	(119)

Total admitted DTAs	1,369	1,363	6

DTLs
Ordinary:
Policyholder reserves	80	124	(44)
Investments	166	138	28
Other	9	—	9

Subtotal	255	262	(7)

Capital:
Investments	493	552	(59)

Subtotal	493	552	(59)

Total DTLs	748	814	(66)

Net admitted DTAs	$621	$549	$72

Change in deferred income tax on change in net unrealized capital gains/ losses			$50
Change in net deferred taxes related to other items			189
Change in DTAs nonadmitted			(167)

Change in net admitted DTAs			$72

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2023, 2022 and 2021 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2023	2022	2021	Change 2023-2022	Change 2022-2021
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$141	$(106)	$141	$247	$(247)
Net realized capital (losses)/gains at statutory rate	(24)	(15)	(38)	(9)	23
Tax exempt income	(33)	(35)	(39)	2	4
Tax credits, net of withholding	(41)	(40)	(37)	(1)	(3)
Amortization of IMR	(1)	(6)	(10)	5	4
Dividend from MCF	(72)	(37)	(29)	(35)	(8)
Partnership income from MCF	57	54	46	3	8
Prior year audit liability and settlement	4	1	(1)	3	2
Non-admitted assets	4	(6)	—	10	(6)
Other items impacting surplus	4	4	96	—	(92)
Other	(1)	5	(1)	(6)	6

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$38	$(181)	$128	$219	$(309)

Federal and foreign income tax expense reported in the Company’s Statutory Statements of Operations	$268	$114	$187	$154	$(73)
Capital gains tax (benefit)/expense incurred	(41)	16	47	(57)	(31)
Change in net DTAs	(189)	(311)	(106)	122	(205)
Change in current and deferred income taxes reported in surplus	—	—	—	—	—

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$38	$(181)	$128	$219	$(309)

For years ended December 31, 2023, 2022 and 2021, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors, LLC, LINA, New York Life Group Insurance Company of NY (“NYLGICNY”), and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

As a member of NYLIC’s consolidated group, the Company’s federal income tax returns are routinely audited by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2013, and tax years 2014 through 2018 are currently under examination. There were no material effects in the Company’s Statement of Operations as a result of these audits.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. For the years ended December 2023, 2022, and 2021, the Company’s income taxes incurred in current and prior years that will be available for recoupment in the event of future net losses were as follows (in millions):

Year 2023	$—
Year 2022	$21
Year 2021	$120

The Inflation Reduction Act (“IRA”) of 2022 was enacted on August 16, 2022. The IRA includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income set forth on the applicable financial statement of an applicable corporation. The NAIC adopted Interpretation (“INT”) 23-04 to apply to December 31, 2023. Following that guidance, the Company has determined as of the reporting date it will not be an applicable corporation and will not be liable for CAMT in 2023. The Company is also not a member of a controlled group of corporations that is an applicable corporation.

At December 31, 2023 and 2022, the Company recorded a current income tax payable of $23 million and $31 million, respectively, which is included in Other liabilities in the accompanying Statutory Statements of Financial Position.

At December 31, 2023, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the Internal Revenue Code.

NOTE 17—CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

The Company did not receive a capital contribution from New York Life for the years ended December 31, 2023 and 2022. For the year ended December 31, 2021, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million.

Other Surplus Adjustments

Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2023, 2022 and 2021, principally include the effects of the following (in millions):

	2023	2022	2021
Surplus withdrawn from separate accounts	$58	$48	$55
Changes in surplus relating to separate accounts	(74)	(29)	(44)
Change in liability for reinsurance in unauthorized companies	2	(2)	(2)

Total	$(14)	$17	$9

Nonadmitted Assets

Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 18—DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, not to exceed thirty percent of its surplus to policyholders as of the immediately preceding calendar year, of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2023, the amount of earned surplus of the Company available for the payment of dividends was $4,119 million. The maximum amount of dividends that may be paid in 2024 without prior notice to or approval of the Commissioner is $890 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. At December 31, 2023, the Company paid no dividends to its sole stockholder, New York Life, and paid dividends of $400 million and $942 million in 2022 and 2021, respectively.

The Company’s special surplus funds increased from December 31, 2022 to December 31, 2023 by $328 million due to the admittance of negative IMR. For more details, refer to Note 6 - Investments for Admitted Negative IMR.

NOTE 19—WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2023 and 2022 were as follows (in millions):

	2023		2022
	Gross	Net of Loading	Gross	Net of Loading
Group life(1)	$441	$441	$418	$418

(1) Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium, net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company does not have any loan-backed and structured securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2023.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
001406AA5	$5,236	$4,522	$713	$4,522	$4,383	12/31/2023
07389NAC9	280	273	7	273	278	12/31/2023
12544ABN4	247	245	2	245	252	12/31/2023
12544TAH7	500	491	9	491	500	12/31/2023
12544VAB5	15	14	1	14	15	12/31/2023
12667FJ55	685	679	6	679	530	12/31/2023
12668AY25	431	431	—	431	440	12/31/2023
12668BFL2	138	129	9	129	131	12/31/2023
15132EFL7	30	25	5	25	27	12/31/2023
16162WNB1	484	459	25	459	470	12/31/2023
17029PAA3	656	636	20	636	636	12/31/2023
3622MPAB4	180	171	9	171	176	12/31/2023
3623416X2	124	90	34	90	116	12/31/2023
36242DD26	190	160	30	160	164	12/31/2023
69337VAE0	1,053	1,049	4	1,049	839	12/31/2023
76111XZW6	949	941	7	941	967	12/31/2023
81744HAF0	190	189	1	189	191	12/31/2023
93934FCE0	484	472	12	472	428	12/31/2023
93934FEM0	481	480	1	480	436	12/31/2023
93934FLW0	513	511	2	511	478	12/31/2023
001406AA5	6,409	5,634	775	5,634	4,506	9/30/2023
15132EFL7	30	30	—	30	29	9/30/2023
16162WNB1	629	518	110	518	496	9/30/2023
32052MAA9	6	—	6	—	—	9/30/2023
3622MPAB4	183	183	—	183	172	9/30/2023
3623416X2	133	133	1	133	119	9/30/2023
38237KAA8	8,845	8,845	—	8,845	7,701	9/30/2023
45660LEW5	488	248	240	248	454	9/30/2023
93934FEM0	500	500	1	500	436	9/30/2023
93934FLW0	553	552	2	552	499	9/30/2023
001406AA5	7,722	7,046	677	7,046	4,638	6/30/2023
12667FJ55	728	709	19	709	571	6/30/2023
17029PAA3	703	656	47	656	695	6/30/2023
17029RAA9	18	—	17	—	16	6/30/2023
17309BAD9	1,355	907	448	907	1,057	6/30/2023

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
46628BBD1	124	113	10	113	102	6/30/2023
69336QAL6	413	411	1	411	396	6/30/2023
93934FEM0	519	518	1	518	463	6/30/2023
93934FLW0	564	559	5	559	517	6/30/2023
3623416X2	139	138	1	138	140	3/31/2023
38237KAA8	11,217	11,205	13	11,205	10,191	3/31/2023
61946TAA3	3,297	3,288	9	3,288	2,771	3/31/2023
69336QAL6	416	415	1	415	400	3/31/2023
93934FEM0	524	522	2	522	501	3/31/2023
93934FLW0	615	572	42	572	534	3/31/2023

Subtotal - General Account	XXX	XXX	$3,327	XXX	XXX

Guaranteed Separate Accounts
001406AA5	$1,626	$1,404	$222	$1,404	$1,361	12/31/2023
07389NAC9	7	7	—	7	7	12/31/2023
12544VAB5	6	6	—	6	6	12/31/2023
12668BFL2	184	172	12	172	175	12/31/2023
001406AA5	1,990	1,749	241	1,749	1,399	9/30/2023
001406AA5	2,398	2,188	210	2,188	1,440	6/30/2023
38237KAA8	556	556	1	556	505	3/31/2023
61946TAA3	384	383	1	383	323	3/31/2023

Subtotal - Guaranteed Separate Accounts	XXX	XXX	$ 687	XXX	XXX
Grand Total	XXX	XXX	$4,014	XXX	XXX

(1) Only the impaired lots within each CUSIP are included within this table.

(2) CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 21—SUBSEQUENT EVENTS

At February 28, 2024, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AG 43	Actuarial Guideline 43 CARVM for variable annuities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CAMT	Corporate Alternative Minimum Tax
CARVM	Commissioners’ Annuity Reserve Valuation Method
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation Method
CSAs	Credit support annexes
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	Exchange traded funds
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
IRA	The Inflation Reduction Act of 2022
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYSDFS	New York State Department of Financial Services
OTC	Over-the-counter
OTC-bilateral	Over-the-counter bilateral agreements
OTC-cleared	Over-the-counter clearinghouse
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
SSAP	Statement of statutory accounting principle
SVO	Securities Valuation Office

76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
Taiwan Branch	NYLIAC’s former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
The Department	Delaware State Insurance Department
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-20	Valuation manual requirements for PBR for individual life products
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

At and for the Year Ended December 31, 2023

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$163,438,981
Other bonds (unaffiliated)	3,716,493,278
Bonds of affiliates	211,433,316
Preferred stocks (unaffiliated)	1,770,431
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	31,482,807
Common stocks of affiliates	—
Mortgage loans	756,667,188
Real estate	17,251,373
Premium notes, policy loans and liens	52,769,039
Cash on hand and on deposit	10,449,940
Short-term investments	156,284,647
Derivative instruments	(29,735,277)
Other invested assets	382,452,247
Aggregate write-ins for investment income	8,366,616

Gross investment income	$5,479,124,586

Real Estate Owned - Book Value less Encumbrances	$91,166,137

Mortgage Loans - Book Value:
Residential mortgages	$4,075,801
Commercial mortgages	15,186,978,388
Mezzanine real estate loans	292,876,613

Total mortgage loans	$15,483,930,802

Mortgage Loans by Standing - Book Value:
Good standing	$15,374,430,802

Good standing with restructured terms	$—

Interest overdue more than 90 days, not in foreclosure	$—

Foreclosures in process	$109,500,000

Other Invested Assets - Statement Value	$3,338,621,735

Collateral Loans	$—

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$3,120,177,818

Preferred stocks	$—

Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$9,288,152,168
Over one year through five years	40,964,712,901
Over five years through 10 years	25,624,957,942
Over 10 years through 20 years	11,246,900,203
Over 20 years	16,657,862,973

Total by maturity	$103,782,586,187

Bonds by NAIC designation - statement value
NAIC 1	$63,955,395,170
NAIC 2	35,090,242,232
NAIC 3	2,571,262,521
NAIC 4	1,840,642,384
NAIC 5	302,130,565
NAIC 6	22,913,315

Total by NAIC designation	$103,782,586,187

Total bonds publicly traded	$55,703,777,216

Total bonds privately placed	$48,078,808,971

Preferred Stocks - Statement Value	$43,512,713

Common Stocks - Fair Value	$615,258,682

Short-Term Investments - Book Value	$43,908,215

Options, Caps and Floors Owned - Statement Value	$242,527,246

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$720,426,711

Future Contracts Open - Current Value	$416,564

Cash on Deposit	$(222,657,159)

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—

Ordinary	$183,564

Credit life	$—

Group life	$741,943

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (in thousands):	$798

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—

Ordinary	$14,507

Credit life	$—

Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$312,748,977

Income payable	$51,726,610

Ordinary - involving life contingencies
Income payable	$51,211,980

Group - not involving life contingencies
Amount on deposit

Income payable

Group - involving life contingencies
Income payable

Annuities:
Ordinary
Immediate - amount of income payable	$2,056,329,740

Deferred - fully paid account balance	$54,029,137,239

Deferred - not fully paid - account balance	$36,540,076,416

Group
Amount of income payable	$79,031,942

Fully paid account balance	$990,567

Not fully paid - account balance	$—

80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—

Group	$—

Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$282,022,138

Dividend accumulations - account balance	$—

Claim Payments 2023 (in thousands):
Group accident and health - year ended December 31, 2023
2023

2022

2021

2020

2019

Prior

Other accident and health
2023

2022

2021

2020

2019

Prior

Other coverages that use developmental methods to calculate claims reserves (in thousands):
2023	$881

2022	$988

2021	$926

2020	$956

2019	$774

Prior	$18

81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE

At and for the Year Ended December 31, 2023

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$5,663,493,664	4.508%	$5,663,493,652		$5,663,493,652	4.509%
All other governments	247,349,546	0.197	247,349,543		247,349,543	0.197
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	10,509,428,813	8.366	10,509,428,777		10,509,428,777	8.367
Industrial and miscellaneous	81,208,552,375	64.643	81,208,552,430		81,208,552,430	64.656
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	3,120,177,818	2.484	3,120,177,819		3,120,177,819	2.484
SVO identified funds	754,823,659	0.601	754,823,659		754,823,659	0.601
Unaffiliated Bank loans	552,112,378	0.439	552,112,374		552,112,374	0.440
Unaffiliated Certificates of deposit	—	0.000	—	—	—	—
Total long-term bonds	102,055,938,253	81.238	102,055,938,254		102,055,938,254	81.254
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	43,512,713	0.035	43,512,713		43,512,713	0.035
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	43,512,713	0.035	43,512,713		43,512,713	0.035
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	454,040,222	0.361	454,096,287		454,096,287	0.362
Industrial and miscellaneous Other (Unaffiliated)	33,970,920	0.027	33,914,836		33,914,836	0.027
Parent, subsidiaries and affiliates Publicly traded		—				—
Parent, subsidiaries and affiliates Other		—				—
Mutual funds	125,959,006	0.100	125,959,005		125,959,005	0.100
Unit investment trusts		—				—
Closed-end funds		—				—
Exchange traded funds	1,288,554	0.001	1,288,554		1,288,554	0.001
Total common stocks	615,258,702	0.490	615,258,682		615,258,682	0.490
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	4,075,801	0.003	4,075,801		4,075,801	0.003
Commercial mortgages	15,186,978,392	12.089	15,186,978,388		15,186,978,388	12.091
Mezzanine real estate loans	292,876,613	0.233	292,876,613		292,876,613	0.233
Total valuation allowance		—				—
Total mortgage loans	15,483,930,806	12.325	15,483,930,802		15,483,930,802	12.328

82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE (continued)

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Real Estate:
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	91,166,137	0.073	91,166,137		91,166,137	0.073
Properties held for sale		—				—
Total real estate	91,166,137	0.073	91,166,137		91,166,137	0.073
Cash, cash equivalents and short-term investments:
Cash	(222,657,159)	(0.177)	(222,657,159)		(222,657,159)	(0.177)
Cash equivalents	1,874,558,563	1.492	1,874,558,564		1,874,558,564	1.492
Short-term investments	43,908,216	0.035	43,908,215		43,908,215	0.035
Total cash, cash equivalents and short-term investments	1,695,809,620	1.35	1,695,809,620		1,695,809,620	1.35
Contract loans	948,865,372	0.755	927,584,607		927,584,607	0.739
Derivatives	1,196,422,700	0.952	1,196,422,700		1,196,422,700	0.953
Other invested assets	3,342,739,779	2.661	3,338,621,735		3,338,621,735	2.658
Receivables for securities	15,694,487	0.012	15,694,487		15,694,487	0.012
Securities Lending		—
Other invested assets	137,225,563	0.109	137,225,563		137,225,563	0.109
Total invested assets	$125,626,564,132	100.000%	$125,601,165,300		$125,601,165,300	100.000%

* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES

At and for the Year Ended December 31, 2023

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1. Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $138,909,313,692

2. Ten largest exposures to a single issuer/borrower/investment.

Issuer	Description of Exposure	Amount	Total Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC )	Bonds/Limited Partnership	$3,354,928,668	2.42%
WELLS FARGO	Bonds/Equity/Derivatives	$1,195,627,853	0.86%
JP MORGAN	Bonds/Equity	$985,098,692	0.71%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.55%
MORGAN STANLEY	Bonds/Equity	$746,120,149	0.54%
CITIGROUP	Bonds/Equity	$730,734,981	0.53%
GS MORTGAGE	Mortgage Loans	$649,165,715	0.47%
GIC REAL ESTATE	Mortgage Loans	$612,143,034	0.44%
BLACKSTONE	Mortgage Loans	$557,954,388	0.40%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.34%

3. Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$63,955,395,171	46.04%	P/RP - 1	$65,032	—%
NAIC – 2	$35,090,242,233	25.26%	P/RP - 2	$15,347,799	0.01%
NAIC – 3	$2,571,262,520	1.85%	P/RP - 3	$—	—%
NAIC – 4	$1,840,642,384	1.33%	P/RP - 4	$—	—%
NAIC – 5	$302,130,564	0.22%	P/RP - 5	$—	—%
NAIC – 6	$22,913,315	0.02%	P/RP - 6	$28,099,882	0.02%

84

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4. Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10
Total admitted assets held in foreign investments	$18,511,069,601	13.33%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
Countries rated NAIC-1	$17,761,826,949	12.79%
Countries rated NAIC-2	$520,191,736	0.37%
Countries rated NAIC-3 or below	$229,050,917	0.16%
6. Largest foreign investment exposures by country, categorized by NAIC sovereign rating:
Countries rated NAIC-1:
UNITED KINGDOM	$4,746,859,397	3.42%
CAYMAN ISLANDS	$4,482,414,317	3.23%
Countries rated NAIC-2:
MEXICO	$203,842,021	0.15%
INDONESIA	$83,830,111	0.06%
Countries rated NAIC-3 or below:
BARBADOS	$49,020,877	0.04%
COLOMBIA	$37,278,781	0.03%
7. Aggregate unhedged foreign currency exposure	$220,659,049	0.15%
8. Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:	$208,109,241	0.15%
Countries rated NAIC-2:	$10,694,773	0.01%
Countries rated NAIC-3 or below:	$1,855,035	0.00%
9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:
LUXEMBOURG	$57,974,189	0.04%
UNITED KINGDOM	$52,536,273	0.04%
Countries rated NAIC-2:
ITALY	$5,062,225	—%
INDIA	$3,615,519	—%
Countries rated NAIC-3 or below:
BRAZIL	$1,256,120	—%
SOUTH AFRICA	$518,764	—%

85

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating
INTERTEK GROUP PLC	2A	$202,465,014	0.15%
UBS GROUP AG	2.A FE	$167,127,233	0.12%
BANCO SANTANDER SA	1.E FE	$146,426,296	0.11%
BALLYROCK CLO LTD BALLY_23-23A	1.A FE	$140,000,000	0.10%
LLOYDS BANKING GROUP PLC	2.A FE	$139,043,214	0.10%
MITSUBISHI UFJ FINANCIAL GROUP	1.G FE	$138,397,882	0.10%
BARCLAYS PLC	2.A FE	$134,755,020	0.10%
TRITAX BIG BOX REIT PLC	2.A	$127,798,663	0.09%
RAD CLO LTD RAD_23-18	1.A FE	$125,748,000	0.09%
STATNETT SF	1.F	$123,800,000	0.09%

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?

Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,237,699,316	0.89%
CURZON CAPITAL PARTNERS 5 LONG-LIFE LP	$93,561,798	0.07%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.06%
MSSDF MEMBER LLC	$78,794,423	0.06%
TRISTAN INCOME PLUS STRATEGY ONE SCSP	$67,987,386	0.05%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$63,123,195	0.05%
NYLIC HKP MEMBER LLC	$48,889,200	0.04%
INE CANDRIAM GF US COR BD SQ USD DIS	$48,056,000	0.03%
MACKAY SHIELDS EMERGING MARKETS DEBT PORTFOLIO	$47,788,680	0.03%
REEP-RTL NPM GA LLC	$46,379,003	0.03%

86

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05. Aggregate statement value of investments held in nonaffiliated, privately placed equities Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$1,054,516,681	$—	$1,054,516,681
BLACKROCK ADVISORS, LLC	$755,442,686	$755,442,686	$—
APOGEM CAPITAL	$172,137,115	$—	$172,137,115
CANDRIAM LUXEMBOURG	$146,106,989	$—	$146,106,989
FIDELITY MANAGEMENT & RESEARCH COMPANY	$105,000,100	$105,000,100	$—
NYL INVESTORS LLC - REAL ESTATE INVESTORS	$88,929,792	$—	$88,929,792
MACKAY	$77,917,953	$—	$77,917,953
WHITEHORSE	$51,344,733	$—	$51,344,733
EQT	$23,646,071	$—	$23,646,071
AUSBIL INVESTMENT MANAGEMENT LIMITED	$20,007,322	$—	$20,007,322

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

87

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Type ( Residential, Commercial, Agricultural)
COMMERCIAL	$306,245,000	0.22%
COMMERCIAL	$286,896,178	0.21%
COMMERCIAL	$257,320,000	0.19%
COMMERCIAL	$247,100,000	0.18%
COMMERCIAL	$228,900,000	0.16%
COMMERCIAL	$228,823,034	0.16%
COMMERCIAL	$224,516,000	0.16%
COMMERCIAL	$219,484,000	0.16%
COMMERCIAL	$164,125,741	0.12%
COMMERCIAL	$162,895,054	0.12%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$471,938,271	0.34%
Mortgage loans over 90 days past due	$—	—%
Mortgage loans in the process of foreclosure	$109,500,000	0.08%
Mortgage loans foreclosed	$481,372	—%
Restructured mortgage loans	$—	—%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$254,186,512	0.18%	$—	—%
91% to 95%	$—	—%	$170,532,138	0.12%	$—	—%
81% to 90%	$—	—%	$771,088,603	0.56%	$—	—%
71% to 80%	$—	—%	$861,690,745	0.62%	$—	—%
Below 70%	$4,075,801	—%	$13,422,357,003	9.66%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

88

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

20. Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$687,857,306	0.50%	$722,615,099	$717,899,970	$740,937,316
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$210,310,000	0.15%	$206,055,000	$221,343,000	$209,568,000
Dollar repurchase agreements	$—	—%	$—	$—	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21. Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$242,527,246	0.17%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

22. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$151,921,846	0.11%	$156,483,624	$160,944,946	$154,784,326
Income generation	$—	—%	$—	$—	$—
Replications	$275,686,214	0.20%	$251,800,085	$251,121,856	$250,929,906
Other	$—	—%	$—	$—	$—

23. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$7,380,050	0.01%	$1,347,575	$1,026,425	$14,225,025
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

89

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4—SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS

At and for the Year Ended December 31, 2023

1.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.	Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.

Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.	Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.

Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.

Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.	Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None

90